UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

                                    FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
           MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                              AQR Funds

(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
                                H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
           (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2022 to September 30, 2023

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Annual Report
September 30, 2023
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
Go Paperless, Choose E-Delivery
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-
annual reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s new, streamlined shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, logging into your account at
https://funds.aqr.com .

Table of Contents
Shareholder Letters (Unaudited)
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
4
AQR International Multi-Style Fund
..................................................................
6
AQR Emerging Multi-Style II Fund
...................................................................
8
AQR Large Cap Momentum Style Fund
...............................................................
10
AQR Small Cap Momentum Style Fund
...............................................................
12
AQR International Momentum Style Fund
..............................................................
14
AQR Large Cap Defensive Style Fund
................................................................
16
AQR International Defensive Style Fund
...............................................................
18
AQR Global Equity Fund
..........................................................................
20
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
23
AQR Small Cap Multi-Style Fund
....................................................................
27
AQR International Multi-Style Fund
..................................................................
35
AQR Emerging Multi-Style II Fund
...................................................................
39
AQR Large Cap Momentum Style Fund
...............................................................
44
AQR Small Cap Momentum Style Fund
...............................................................
50
AQR International Momentum Style Fund
..............................................................
60
AQR Large Cap Defensive Style Fund
................................................................
65
AQR International Defensive Style Fund
...............................................................
69
AQR Global Equity Fund
..........................................................................
73
Financial Statements and Notes
........................................................................
82
Report of Independent Registered Public Accounting Firm
.....................................................
130
Other Federal Tax Information (Unaudited)
................................................................
131
Fund Expense Examples (Unaudited)
....................................................................
132
Trustees and Officers (Unaudited)
.......................................................................
135
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
137
Liquidity Risk Management Program (Unaudited)
...........................................................
140

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.
For the one-year period ended September 30, 2023, the Fund returned 22.16% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 21.19%. The Fund’s outperformance was driven primarily by sector selection (2.3%) while stock selection within sector (-1.0%) detracted. For sector selection, gains were driven by an overweight to Information Technology (0.7%) and underweights to Utilities (0.6%) and Real
Estate (0.6%), while losses due to an underweight to Communication Services (-0.5%) slightly offset those gains. For stock selection within sector, losses from stock selection within Health Care (-0.7%), Information
Technology (-0.4%), and Communication Services (-0.3%) were partially offset by gains from stock selection within Industrials (0.9%) and Financials (0.3%).
Over the course of the period, the Fund's largest active positions included sector overweights to Industrials
(4.4%) and Materials (3.9%), and underweights to Financials (-3.8%) and Health Care (-3.6%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.42%, 0.67% and 0.32%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR LARGE CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QCELX 22.16% 11.16% 7.88% 10.17% 10.73% 3/26/2013
Fund - Class N: QCENX 21.87% 10.86% 7.60% 9.89% 10.46% 3/26/2013
Fund - Class R6: QCERX 22.25% 11.26% 7.98% N/A 8.89% 7/10/2014
Russell 1000® Total Return Index 21.19% 9.53% 9.63% 11.63% 11.96% 3/26/2013

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S.
small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.
For the one-year period ended September 30, 2023, the Fund returned 18.27% while the Russell 2000®
Total Return Index (the “Benchmark”) returned 8.93%. The Fund’s outperformance was driven by stock selection within sector, while sector selection also contributed. For stock selection within sector, stock selection within Industrials (2.5%) and Consumer Discretionary (2.5%) drove gains while losses from stock selection within Energy (-0.4%) and Consumer Staples (-0.4%) slightly offset those gains. For sector selection, an overweight to Industrials (0.5%) and underweights to Health Care (0.4%), Utilities (0.4%), and
Financials (0.4%) all contributed to outperformance.
Over the course of the period, the Fund’s largest active positions included sector overweights to Industrials
(3.5%), Consumer Staples (2.4%), and Energy (2.4%), and underweights to Real Estate (-4.3%) and
Financials (-3.0%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.75%, 1.00% and 0.65%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance
AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR SMALL CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QSMLX 18.27% 12.48% 4.90% 7.06% 8.47% 3/26/2013
Fund - Class N: QSMNX 17.94% 12.18% 4.63% 6.78% 8.19% 3/26/2013
Fund - Class R6: QSERX 18.35% 12.56% 4.98% N/A 6.64% 7/10/2014
Russell 2000® Total Return Index 8.93% 7.16% 2.40% 6.65% 7.62% 3/26/2013

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.
For the one-year period ended September 30, 2023, the Fund returned 28.33% while the MSCI Daily TR Net
World Ex USA Index* (the “Benchmark”) returned 24.00%. The Fund’s outperformance was driven by stock selection within sector, while sector selection detracted modestly. For stock selection within sector, gains from stock selection within Industrials (1.7%) and Financials (1.6%) were partially offset by losses from stock selection within Real Estate (-0.1%). For sector selection, modest losses were driven by an underweight to
Consumer Discretionary (-0.3%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(3.6%) and Materials (1.9%), and underweights to Health Care (-2.0%) and Information Technology (-1.4%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.62%, 0.87% and 0.52%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR INTERNATIONAL MULTI-STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QICLX 28.33% 7.00% 3.54% 3.18% 4.21% 3/26/2013
Fund - Class N: QICNX 27.88% 6.71% 3.28% 2.90% 3.94% 3/26/2013
Fund - Class R6: QICRX 28.42% 7.12% 3.66% N/A 2.82% 7/10/2014
MSCI Daily TR Net World Ex USA Index* 24.00% 6.07% 3.44% 3.84% 4.54% 3/26/2013

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum, and Quality styles.
For the one-year period ended September 30, 2023, the Fund returned 15.47% while the MSCI Daily TR
Net Emerging Markets Index* (the “Benchmark”) returned 11.70%. The Fund’s outperformance was driven by stock selection within sector, due to gains within Financials (1.7%), Energy (0.8%), and Information
Technology (0.8%). These gains were partially offset by losses from stock selection within Industrials (-0.1%)
and Communication Services (-0.1%). Sector selection detracted from performance, due to an underweight in Information Technology (-0.5%) and an overweight in Utilities (-0.3%), offset to a degree by an overweight in Energy (0.5%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(4.7%) and Materials (2.9%), and underweights to Financials (-5.2%) and Communication Services (-4.0%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.75%, 1.00% and 0.65%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EMERGING MULTI-STYLE II FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX* VALUE OF
$10,000 INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR EMERGING MULTI-STYLE II FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QTELX 15.47% -1.18% 0.20% 1.29% 2/11/2015
Fund - Class N: QTENX 14.96% -1.46% -0.08% 1.02% 2/11/2015
Fund - Class R6: QTERX 15.62% -1.08% 0.29% 1.38% 2/11/2015
MSCI Daily TR Net Emerging Market Index* 11.70% -1.73% 0.55% 2.38% 2/11/2015

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large and mid-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2023, the Fund returned 13.64% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 21.19%. The Fund’s underperformance was driven primarily by sector selection while stock selection within-sector also detracted. For sector selection, losses were driven by an underweight to Informational Technology (-2.1%) and an overweight to Energy (-0.8%), while gains from an underweight to Real Estate (0.4%) slightly offset those losses. For stock selection within sector, losses from stock selection within Consumer Discretionary (-1.8%) and Communication Services
(-0.8%) were partially offset by gains from stock selection within Industrials (0.7%) and Health Care (0.5%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(4.7%) and Industrials (4.0%), and underweights to Communication Services (-4.9%) and Information
Technology (-3.9%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.42%, 0.67% and 0.32%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR LARGE CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AMOMX 13.64% 6.76% 8.07% 10.71% 13.10% 7/9/2009
Fund - Class N: AMONX 13.42% 6.50% 7.81% 10.44% 11.71% 12/17/2012
Fund - Class R6: QMORX 13.74% 6.86% 8.18% N/A 9.89% 7/10/2014
Russell 1000® Total Return Index 21.19% 9.53% 9.63% 11.63% 13.91% 7/9/2009

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2023, the Fund returned 11.61% while the Russell 2000®
Total Return Index (the “Benchmark”) returned 8.93%. The Fund’s outperformance was driven by stock selection within sector, while sector selection also contributed. For stock selection within sector, stock selection within Health Care (2.0%) and Information Technology (0.9%) drove gains. For sector selection, gains from an overweight to Energy (0.4%), in addition to modest contributions from positioning in a broad set of sectors, were partially offset by losses from underweight positions to Consumer Discretionary (-0.4%)
and Information Technology (-0.4%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(5.1%) and Consumer Staples (1.8%), and underweights to Financials (-3.5%) and Real Estate (-3.2%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.68%, 0.93% and 0.58%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR SMALL CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ASMOX 11.61% 6.39% 3.16% 6.86% 11.39% 7/9/2009
Fund - Class N: ASMNX 11.34% 6.14% 2.91% 6.60% 9.10% 12/17/2012
Fund - Class R6: QSMRX 11.71% 6.49% 3.26% N/A 6.67% 7/10/2014
Russell 2000® Total Return Index 8.93% 7.16% 2.40% 6.65% 11.17% 7/9/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2023, the Fund returned 21.13% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned 24.00%. The Fund’s underperformance was driven by sector selection, while stock selection within sector also detracted. Within sector selection, losses due to an overweight in Energy (-0.7%) and an underweight in Information Technology (-0.5%) were partially offset by gains due to an underweight in Real Estate (0.2%). For stock selection within sector, losses were driven by stock selection within Materials (-0.5%) and Utilities (-0.4%). These losses were partially offset by gains from stock selection within Financials (0.7%).
Over the course of the period, the Fund's largest active positions included sector overweights to Energy
(4.3%) and Industrials (2.4%), and underweights to Health Care (-1.6%) and Real Estate (-1.4%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.61%, 0.87% and 0.52%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR INTERNATIONAL MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AIMOX 21.13% 1.81% 2.46% 2.72% 5.59% 7/9/2009
Fund - Class N: AIONX 20.82% 1.57% 2.21% 2.47% 3.85% 12/17/2012
Fund - Class R6: QIORX 21.21% 1.92% 2.56% N/A 2.69% 7/10/2014
MSCI Daily TR Net World Ex USA Index* 24.00% 6.07% 3.44% 3.84% 6.23% 7/9/2009

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2023, the Fund returned 12.30% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 21.19%. The Fund’s underperformance was driven primarily by sector selection while stock selection within sector also detracted. For sector selection, losses were driven by an underweight to Information Technology (-2.3%) and an overweight to Consumer Staples
(-1.7%), while gains from an underweight to Real Estate (0.5%) offset some of those losses. For stock selection within sector, losses were driven by stock selection within Communication Services (-2.0%) and
Information Technology (-0.9%), while gains from stock selection within Financials (0.5%) and Health Care
(0.3%) offset some of those losses.
Over the course of the period, the Fund's largest active positions included sector overweights to Consumer
Staples (12.9%) and Health Care (8.8%), and underweights to Information Technology (-13.9%) and
Consumer Discretionary (-7.1%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.38%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR LARGE CAP DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AUEIX 12.30% 5.44% 7.20% 11.18% 11.94% 7/9/2012
Fund - Class N: AUENX 12.02% 5.14% 6.91% 10.89% 11.65% 7/9/2012
Fund - Class R6: QUERX 12.41% 5.51% 7.29% N/A 10.56% 9/2/2014
Russell 1000® Total Return Index 21.19% 9.53% 9.63% 11.63% 12.84% 7/9/2012

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2023, the Fund returned 17.00% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned 24.00%. The Fund’s underperformance was driven primarily by sector selection (-4.1%), while stock selection within sector also detracted. For sector selection, losses due to overweights in Consumer Staples (-1.9%) and Communication Services (-0.8%) were partially offset by gains from underweights in Real Estate (0.2%) and Materials (0.1%). For within -sector stock selection, losses from stock selection within Financials (-1.0%) and Utilities (-0.8%) were partially offset by gains from stock selection within Energy (0.3%) and Materials (0.2%).
Over the course of the period, the Fund's largest active positions included sectors overweights to Consumer
Staples (16.0%) and Communication Services (8.2%), and underweights to Financials (-10.2%) and
Industrials (-9.2%).
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.65%, 0.89% and 0.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR INTERNATIONAL DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ANDIX 17.00% 1.96% 1.85% 3.50% 4.79% 7/9/2012
Fund - Class N: ANDNX 16.80% 1.69% 1.60% 3.23% 4.52% 7/9/2012
Fund - Class R6: ANDRX 17.22% 2.06% 1.95% N/A 2.65% 9/2/2014
MSCI Daily TR Net World Ex USA Index* 24.00% 6.07% 3.44% 3.84% 5.99% 7/9/2012

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND

AQR Funds | Annual Report | September 2023
Dear Shareholder:
The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over- and under-weight countries and currencies relative to the benchmark.
For the one-year period ended September 30, 2023, the Fund returned 25.68% while the MSCI World Index*
(the “Benchmark”) returned 21.95%. The Fund's outperformance was driven by stock selection and country selection, while currency selection detracted.
Specifically, within the stock selection strategy, stock selection within sector contributed positively, driven by gains within Communication Services (1.3%) and Energy (0.6%). These gains were partially offset by losses from stock selection within Information Technology (-0.2%). Sector selection (1.0%) also contributed to gains, driven by underweights to Health Care (0.5%) and Utilities (0.3%), partially offset by an underweight to Information Technology (-0.3%).
Over the course of the period, the Fund's largest active positions within the stock selection strategy included overweights to Energy (4.5%) and Materials (4.1%), and underweights to Health Care (-4.7%) and
Information Technology (-2.6%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies. During the fiscal year ended September 30, 2023, the Fund’s use of derivative did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
Global equity markets gained for the one-year period ended September 30, 2023, with the MSCI World
Index returning 21.95%. The one-year period proved beneficial for equities as growth remained resilient and inflation showed signs of slowing from its mid-2022 peak. This stands in contrast to last year's negative market sentiment as central banks raised interest rates rapidly to contain high inflation.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant in a quickly changing macroeconomic environment.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2023
A privately offered fund managed by the Adviser with the same investment objective and substantially similar investment strategies was reorganized into the AQR Global Equity Fund on December 31, 2009, the date the Fund commenced operations. This privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, might have adversely affected its performance. The Fund’s performance for periods prior to December 31, 2009 is that of the privately offered fund and has been restated to reflect the net expense ratio as of December 31, 2009 for the Class I Shares of the Fund.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I, N and R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI WORLD INDEX* VALUE OF $10,000 INVESTED ON 9/30/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2023
AQR GLOBAL EQUITY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQGIX 25.68% 8.83% 5.28% 7.46% 6.03% 6/30/2006
Fund - Class N:AQGNX 25.33% 8.53% 4.97% 7.17% 8.15% 12/31/2009
Fund - Class R6:AQGRX 25.80% 8.97% 5.37% N/A 6.89% 1/8/2014
MSCI World Index* 21.95% 8.08% 7.26% 8.26% 6.61% 6/30/2006

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | September 2023
DEFINITIONS:
The MSCI Daily TR Net Emerging Markets Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI D aily TR Net World Ex USA Index : captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables:
long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-
term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI World Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 1000® Total Return Index
:
measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000
®
Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 2000® Total Return Index
:
measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Total Return Index is a subset of the Russell 3000
®
Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.9%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.
6,990 1,367,454
General Dynamics Corp.
10,268 2,268,920
Howmet Aerospace, Inc.
40,076 1,853,515
Huntington Ingalls Industries, Inc.
17,346 3,548,645
Lockheed Martin Corp.
15,213 6,221,508
Textron, Inc.
107,934 8,433,963
23,694,005
Automobile Components - 0.5%
BorgWarner, Inc.
87,097 3,516,106
Lear Corp.
7,986 1,071,721
4,587,827
Automobiles - 1.6%
General Motors Co.
345,758 11,399,641
Tesla, Inc. *
17,382 4,349,324
15,748,965
Banks - 2.0%
Citigroup, Inc.
249,257 10,251,940
Citizens Financial Group, Inc.
39,769 1,065,809
FNB Corp.
30,369 327,682
JPMorgan Chase & Co.
14,700 2,131,794
Popular, Inc.
107,169 6,752,719
20,529,944
Beverages - 0.5%
Molson Coors Beverage Co., Class
B 76,255 4,849,055
Biotechnology - 2.4%
AbbVie, Inc.
3,580 533,635
Amgen, Inc.
10,707 2,877,613
Biogen, Inc. *
12,413 3,190,265
Gilead Sciences, Inc.
137,865 10,331,603
Horizon Therapeutics plc *
5,383 622,759
United Therapeutics Corp. *
30,911 6,981,868
24,537,743
Broadline Retail - 1.8%
Amazon.com, Inc. *
125,799 15,991,569
Macy's, Inc.
171,660 1,992,972
17,984,541
Building Products - 2.2%
Builders FirstSource, Inc. *
88,360 10,999,937
Masterbrand, Inc. *
49,775 604,766
Owens Corning
77,276 10,541,219
Trane Technologies plc
1,767 358,542
22,504,464
Capital Markets - 0.2%
Ameriprise Financial, Inc.
2,618 863,102
State Street Corp.
18,416 1,233,136
2,096,238
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.1%
CF Industries Holdings, Inc.
84,451 7,240,829
Huntsman Corp.
52,903 1,290,833
LyondellBasell Industries NV, Class
A 63,492 6,012,692
Mosaic Co. (The)
152,454 5,427,362
Westlake Corp.
11,610 1,447,419
21,419,135
Commercial Services & Supplies - 0.3%
Cintas Corp.
611 293,897
Waste Management, Inc.
18,849 2,873,342
3,167,239
Communications Equipment - 1.7%
Cisco Systems, Inc. 315,942 16,985,042
Construction & Engineering - 0.5%
EMCOR Group, Inc.
24,144 5,079,656
Valmont Industries, Inc.
1,231 295,699
5,375,355
Construction Materials - 0.1%
Eagle Materials, Inc. 6,584 1,096,368
Consumer Finance - 0.6%
SLM Corp.
39,709 540,837
Synchrony Financial
194,267 5,938,742
6,479,579
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos., Inc., Class A
4,409 100,305
Kroger Co. (The)
147,970 6,621,657
Walmart, Inc.
56,207 8,989,186
15,711,148
Containers & Packaging - 0.5%
Berry Global Group, Inc.
60,902 3,770,443
International Paper Co.
45,354 1,608,706
5,379,149
Distributors - 0.0% †
LKQ Corp. 8,234 407,665
Diversified Consumer Services - 1.0%
H&R Block, Inc. 226,171 9,738,923
Electric Utilities - 0.4%
Hawaiian Electric Industries, Inc. 299,506 3,686,919
Electrical Equipment - 0.8%
Acuity Brands, Inc. 46,630 7,941,555
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. *
98,191 12,297,441
Avnet, Inc.
71,990 3,469,198
CDW Corp.
1,804 363,975
Crane NXT Co.
17,290 960,805
Jabil, Inc.
104,568 13,268,634
TD SYNNEX Corp.
11,568 1,155,180
31,515,233

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A 73,962 2,612,338
Entertainment - 0.4%
Activision Blizzard, Inc.
21,255 1,990,106
Playtika Holding Corp. *
228,501 2,200,464
4,190,570
Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B *
43,607 15,275,532
MGIC Investment Corp.
193,256 3,225,443
Visa, Inc., Class A
8,619 1,982,456
Western Union Co. (The)
544,934 7,182,230
27,665,661
Food Products - 0.2%
Archer-Daniels-Midland Co.
25,428 1,917,780
Tyson Foods, Inc., Class A
5,703 287,944
2,205,724
Ground Transportation - 1.0%
Avis Budget Group, Inc. *
4,702 844,902
Landstar System, Inc.
2,004 354,588
Ryder System, Inc.
53,612 5,733,803
Schneider National, Inc., Class B
126,122 3,492,318
U-Haul Holding Co. *
1,585 86,494
10,512,105
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.
25,720 2,233,010
Cigna Group (The)
5,449 1,558,796
CVS Health Corp.
66,540 4,645,823
Elevance Health, Inc.
24,456 10,648,632
McKesson Corp.
9,346 4,064,108
Molina Healthcare, Inc. *
25,826 8,468,087
UnitedHealth Group, Inc.
5,781 2,914,722
Universal Health Services, Inc.,
Class B 2,230 280,378
34,813,556
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings, Inc. *
2,089 6,442,371
Darden Restaurants, Inc.
10,869 1,556,658
Expedia Group, Inc. *
22,069 2,274,652
Texas Roadhouse, Inc., Class A
3,198 307,328
10,581,009
Household Durables - 3.5%
Lennar Corp., Class A
93,102 10,448,838
NVR, Inc. *
485 2,892,201
PulteGroup, Inc.
144,808 10,723,032
Toll Brothers, Inc.
153,364 11,342,801
35,406,872
Household Products - 0.5%
Procter & Gamble Co. (The) 33,720 4,918,399
Industrial Conglomerates - 1.1%
General Electric Co. 97,482 10,776,635
INVESTMENTS SHARES VALUE ($)
Insurance - 4.1%
American International Group, Inc.
105,669 6,403,541
Assurant, Inc.
2,455 352,489
Assured Guaranty Ltd.
8,238 498,564
Axis Capital Holdings Ltd.
27,534 1,552,092
CNA Financial Corp.
9,156 360,289
Everest Group Ltd.
30,124 11,196,187
First American Financial Corp.
8,007 452,315
MetLife, Inc.
10,090 634,762
Old Republic International Corp.
38,754 1,044,033
Reinsurance Group of America,
Inc. 33,145 4,812,322
RenaissanceRe Holdings Ltd.
17,453 3,454,298
Travelers Cos., Inc. (The)
1,930 315,188
Unum Group
215,570 10,603,888
41,679,968
Interactive Media & Services - 4.2%
Alphabet, Inc., Class A *
103,646 13,563,115
Alphabet, Inc., Class C *
118,248 15,590,999
Meta Platforms, Inc., Class A *
45,013 13,513,353
42,667,467
IT Services - 0.7%
Accenture plc, Class A
4,736 1,454,473
Cognizant Technology Solutions
Corp., Class A 9,464 641,092
DXC Technology Co. *
129,111 2,689,382
VeriSign, Inc. *
9,225 1,868,339
6,653,286
Machinery - 4.2%
AGCO Corp.
45,464 5,377,482
Allison Transmission Holdings, Inc.
209,176 12,353,935
Caterpillar, Inc.
1,663 453,999
Crane Co.
11,636 1,033,742
Cummins, Inc.
5,311 1,213,351
Donaldson Co., Inc.
11,100 662,004
Gates Industrial Corp. plc *
74,195 861,404
Oshkosh Corp.
28,905 2,758,404
PACCAR, Inc.
132,207 11,240,239
Snap-on, Inc.
16,004 4,081,981
Timken Co. (The)
36,576 2,687,970
42,724,511
Metals & Mining - 2.3%
Nucor Corp.
11,793 1,843,835
Reliance Steel & Aluminum Co.
28,142 7,379,677
Steel Dynamics, Inc.
70,482 7,557,080
United States Steel Corp.
199,118 6,467,353
23,247,945
Oil, Gas & Consumable Fuels - 6.3%
Chesapeake Energy Corp.
49,149 4,238,118
Chevron Corp.
47,430 7,997,647
Coterra Energy, Inc.
84,626 2,289,133
EOG Resources, Inc.
8,269 1,048,179
Exxon Mobil Corp.
159,567 18,761,888

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.3% (continued)
HF Sinclair Corp.
188,611 10,737,624
Marathon Petroleum Corp.
41,232 6,240,051
Pioneer Natural Resources Co.
5,852 1,343,327
Valero Energy Corp.
80,509 11,408,930
64,064,897
Passenger Airlines - 0.0% †
United Airlines Holdings, Inc. * 6,245 264,164
Pharmaceuticals - 1.0%
Johnson & Johnson
19,883 3,096,777
Viatris, Inc.
726,762 7,165,874
10,262,651
Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.,
Class A 39,385 4,303,599
Concentrix Corp.
18,225 1,460,005
ManpowerGroup, Inc.
54,035 3,961,846
9,725,450
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.
50,413 6,979,680
Broadcom, Inc.
12,487 10,371,452
Cirrus Logic, Inc. *
44,636 3,301,279
Lam Research Corp.
14,075 8,821,788
Microchip Technology, Inc.
51,379 4,010,131
NVIDIA Corp.
55,273 24,043,202
ON Semiconductor Corp. *
72,168 6,708,016
QUALCOMM, Inc.
19,055 2,116,248
Skyworks Solutions, Inc.
26,635 2,625,945
Teradyne, Inc.
12,312 1,236,863
Texas Instruments, Inc.
20,600 3,275,606
73,490,210
Software - 10.1%
Adobe, Inc. *
25,341 12,921,376
AppLovin Corp., Class A *
41,142 1,644,034
Cadence Design Systems, Inc. *
32,463 7,606,081
Dropbox, Inc., Class A *
23,734 646,277
Fortinet, Inc. *
7,915 464,452
Intuit, Inc.
600 306,564
Manhattan Associates, Inc. *
4,944 977,231
Microsoft Corp.
207,875 65,636,531
NCR Corp. *
177,027 4,774,418
RingCentral, Inc., Class A *
34,513 1,022,620
Teradata Corp. *
79,635 3,585,168
VMware, Inc., Class A *
6,693 1,114,251
Zoom Video Communications, Inc.,
Class A * 20,914 1,462,725
102,161,728
Specialty Retail - 3.7%
AutoNation, Inc. *
73,895 11,187,703
Best Buy Co., Inc.
49,064 3,408,476
Dick's Sporting Goods, Inc.
5,679 616,626
Home Depot, Inc. (The)
1,055 318,779
Murphy USA, Inc.
12,078 4,127,415
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.7% (continued)
Penske Automotive Group, Inc.
57,670 9,634,350
Williams-Sonoma, Inc.
54,708 8,501,623
37,794,972
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.
386,980 66,254,846
Hewlett Packard Enterprise Co.
482,469 8,380,486
HP, Inc.
214,628 5,515,940
80,151,272
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd. * 21,374 1,124,486
Tobacco - 0.6%
Altria Group, Inc. 136,459 5,738,101
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc.,
Class A 56,329 5,528,691
United Rentals, Inc.
14,863 6,607,644
12,136,335
TOTAL COMMON STOCKS
(Cost $598,959,345) 963,006,404
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 5.36% (a)
(Cost $47,297,471) 47,316,836 47,302,640
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $646,256,816) 1,010,309,044
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 4,783,891
NET ASSETS - 100.0% 1,015,092,935
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 46,858,037 4.6%
Consumer Discretionary 133,375,262 13.1
Consumer Staples 33,422,428 3.3
Energy 66,677,234 6.6
Financials 98,451,390 9.7
Health Care 69,613,950 6.9
Industrials 148,821,816 14.7
Information Technology 310,956,771 30.6
Materials 51,142,597 5.0
Utilities 3,686,919 0.4
Investment Companies 47,302,640 4.6
Total Investments In Securities
At Value 1,010,309,044 99.5
Other Assets in Excess of
Liabilities ‡ 4,783,891 0.5
Net Assets
$ 1,015,092,935 100.0%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 179 12/2023 USD $ 38,713,225 $ (1,611,355)
$ (1,611,355)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
GSCO
Cash $ – $ 3,709,798 $ 3,709,798

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.4%
AAR Corp. *
1,965 116,976
Ducommun, Inc. *
1,921 83,583
Moog, Inc., Class A
1,353 152,835
National Presto Industries, Inc.
468 33,911
Terran Orbital Corp. *
24,142 20,096
V2X, Inc. *
673 34,767
442,168
Air Freight & Logistics - 0.5%
Hub Group, Inc., Class A * 6,511 511,374
Automobile Components - 1.5%
Adient plc *
2,404 88,227
American Axle & Manufacturing
Holdings, Inc. * 14,102 102,381
Cooper-Standard Holdings, Inc. *
2,034 27,296
Dana, Inc.
16,488 241,879
Goodyear Tire & Rubber Co. (The)
* 14,856 184,660
LCI Industries
1,295 152,059
Modine Manufacturing Co. *
6,937 317,368
Patrick Industries, Inc.
5,106 383,256
XPEL, Inc. *(a)
738 56,907
1,554,033
Automobiles - 0.1%
Winnebago Industries, Inc. 1,070 63,612
Banks - 5.7%
1st Source Corp.
4,426 186,290
Amalgamated Financial Corp.
1,721 29,636
Associated Banc-Corp.
15,697 268,576
Axos Financial, Inc. *
5,587 211,524
Bancorp, Inc. (The) *
7,871 271,549
Bridgewater Bancshares, Inc. *
12,387 117,429
Cathay General Bancorp
9,115 316,837
Community Trust Bancorp, Inc.
984 33,712
CrossFirst Bankshares, Inc. *
10,893 109,910
Customers Bancorp, Inc. *
10,047 346,119
Eagle Bancorp, Inc.
1,727 37,044
Financial Institutions, Inc.
9,782 164,631
First Financial Corp.
3,792 128,208
First Foundation, Inc.
3,857 23,451
First Merchants Corp.
4,786 133,147
Fulton Financial Corp.
5,753 69,669
Great Southern Bancorp, Inc.
7,773 372,482
Hancock Whitney Corp.
1,620 59,924
Hanmi Financial Corp.
5,324 86,409
Heartland Financial USA, Inc.
9,631 283,440
Hope Bancorp, Inc.
10,754 95,173
Horizon Bancorp, Inc.
2,744 29,306
Independent Bank Corp.
4,928 90,379
International Bancshares Corp.
10,172 440,854
Lakeland Bancorp, Inc.
1,943 24,521
Mercantile Bank Corp.
3,684 113,872
Midland States Bancorp, Inc.
7,733 158,836
INVESTMENTS SHARES VALUE ($)
Banks - 5.7% (continued)
NBT Bancorp, Inc.
4,174 132,274
OceanFirst Financial Corp.
8,560 123,863
OFG Bancorp
3,824 114,185
Provident Financial Services, Inc.
13,062 199,718
Renasant Corp.
2,620 68,618
S&T Bancorp, Inc.
4,271 115,659
Sandy Spring Bancorp, Inc.
1,714 36,731
Simmons First National Corp.,
Class A 3,766 63,871
Southern Missouri Bancorp, Inc.
2,777 107,442
TrustCo Bank Corp.
9,243 252,241
Valley National Bancorp
16,126 138,039
Veritex Holdings, Inc.
1,642 29,474
WesBanco, Inc.
1,938 47,326
WSFS Financial Corp.
3,787 138,225
5,770,594
Beverages - 1.2%
Coca-Cola Consolidated, Inc.
971 617,867
MGP Ingredients, Inc.
2,083 219,715
National Beverage Corp. *
2,361 111,014
Primo Water Corp.
2,336 32,237
Vita Coco Co., Inc. (The) *
8,955 233,188
1,214,021
Biotechnology - 4.7%
ACADIA Pharmaceuticals, Inc. *
4,832 100,699
ADMA Biologics, Inc. *
38,552 138,016
Alkermes plc *
11,207 313,908
Amicus Therapeutics, Inc. *
15,837 192,578
Arcellx, Inc. *
2,836 101,756
Arcturus Therapeutics Holdings,
Inc. * 8,059 205,907
Atara Biotherapeutics, Inc. *
27,554 40,780
CareDx, Inc. *
4,842 33,894
Catalyst Pharmaceuticals, Inc. *
51,087 597,207
Cytokinetics, Inc. *
3,638 107,176
Eagle Pharmaceuticals, Inc. *
5,674 89,479
Fate Therapeutics, Inc. *
11,998 25,436
Halozyme Therapeutics, Inc. *
6,000 229,200
Insmed, Inc. *
6,637 167,584
Kiniksa Pharmaceuticals Ltd.,
Class A * 21,322 370,363
MacroGenics, Inc. *
40,305 187,821
Madrigal Pharmaceuticals, Inc. *
595 86,894
Mersana Therapeutics, Inc. *
51,727 65,693
Organogenesis Holdings, Inc.,
Class A * 74,852 238,029
PDL BioPharma, Inc. (3)*(b)
32,677 2,663
Point Biopharma Global, Inc. *
34,206 228,154
Poseida Therapeutics, Inc. *
80,134 190,719
Prothena Corp. plc (Ireland) *
1,573 75,897
PTC Therapeutics, Inc. *
785 17,592
Sutro Biopharma, Inc. *
6,563 22,774
TG Therapeutics, Inc. *
5,550 46,398
Vaxcyte, Inc. *
607 30,945

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Biotechnology - 4.7% (continued)
Veracyte, Inc. *
6,150 137,330
Vericel Corp. *
4,139 138,739
Voyager Therapeutics, Inc. *
31,347 242,939
Zymeworks, Inc. *
55,411 351,306
4,777,876
Building Products - 2.4%
Apogee Enterprises, Inc.
12,449 586,099
Insteel Industries, Inc.
7,233 234,783
JELD-WEN Holding, Inc. *
2,571 34,349
PGT Innovations, Inc. *
3,778 104,840
Quanex Building Products Corp.
5,172 145,695
UFP Industries, Inc.
13,298 1,361,715
2,467,481
Capital Markets - 0.6%
Brightsphere Investment Group,
Inc. 4,263 82,660
Diamond Hill Investment Group,
Inc. 178 30,005
Donnelley Financial Solutions,
Inc. * 4,172 234,800
StoneX Group, Inc. *
1,990 192,871
Virtus Investment Partners, Inc.
373 75,342
615,678
Chemicals - 1.5%
AdvanSix, Inc.
8,642 268,593
FutureFuel Corp.
46,715 334,947
Koppers Holdings, Inc.
3,235 127,944
Livent Corp. *
7,025 129,330
LSB Industries, Inc. *
17,798 182,074
Orion SA (Germany)
2,359 50,200
Rayonier Advanced Materials,
Inc. * 65,319 231,229
Stepan Co.
2,573 192,898
1,517,215
Commercial Services & Supplies - 0.7%
ACCO Brands Corp.
35,378 203,070
Deluxe Corp.
2,272 42,918
Ennis, Inc.
9,779 207,510
Interface, Inc., Class A
14,577 143,000
Steelcase, Inc., Class A
9,708 108,438
VSE Corp.
1,051 53,013
757,949
Communications Equipment - 0.9%
Aviat Networks, Inc. *
1,159 36,161
Calix, Inc. *
4,311 197,616
CommScope Holding Co., Inc. *
23,636 79,417
Digi International, Inc. *
3,152 85,104
Extreme Networks, Inc. *
18,579 449,798
NetScout Systems, Inc. *
3,078 86,245
934,341
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.8%
API Group Corp. *
6,084 157,758
Arcosa, Inc.
3,429 246,545
Comfort Systems USA, Inc.
2,375 404,724
Fluor Corp. *
4,056 148,855
Limbach Holdings, Inc. *
4,425 140,405
MYR Group, Inc. *
6,743 908,687
Northwest Pipe Co. *
4,034 121,706
Sterling Infrastructure, Inc. *
7,551 554,847
Tutor Perini Corp. *
21,078 165,041
2,848,568
Construction Materials - 0.1%
Knife River Corp. * 2,158 105,375
Consumer Finance - 0.5%
Bread Financial Holdings, Inc.
8,491 290,392
Enova International, Inc. *
2,470 125,649
Navient Corp.
2,234 38,470
World Acceptance Corp. *
287 36,466
490,977
Consumer Staples Distribution & Retail - 1.1%
Ingles Markets, Inc., Class A
7,717 581,322
SpartanNash Co.
1,939 42,658
Sprouts Farmers Market, Inc. *
5,381 230,307
United Natural Foods, Inc. *
10,304 145,698
Weis Markets, Inc.
2,014 126,882
1,126,867
Containers & Packaging - 0.1%
O-I Glass, Inc. *
6,568 109,883
Pactiv Evergreen, Inc.
3,933 31,975
141,858
Diversified Consumer Services - 1.4%
2U, Inc. *
26,083 64,425
Adtalem Global Education, Inc. *
1,456 62,390
Chegg, Inc. *
9,556 85,240
Coursera, Inc. *
1,623 30,334
Duolingo, Inc., Class A *
798 132,364
Perdoceo Education Corp.
45,080 770,868
Stride, Inc. *
3,904 175,797
WW International, Inc. *
9,362 103,637
1,425,055
Diversified REITs - 0.1%
American Assets Trust, Inc., REIT
1,543 30,011
Global Net Lease, Inc., REIT
3,654 35,115
65,126
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc., Class A *
5,082 57,274
EchoStar Corp., Class A *
6,781 113,582
IDT Corp., Class B *
1,383 30,495
201,351

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 0.2%
ALLETE, Inc.
1,018 53,751
PNM Resources, Inc.
4,384 195,570
249,321
Electrical Equipment - 2.4%
Array Technologies, Inc. *
8,486 188,304
Atkore, Inc. *
7,045 1,051,044
Encore Wire Corp.
5,463 996,779
Energy Vault Holdings, Inc. *
10,456 26,663
Shoals Technologies Group, Inc.,
Class A * 5,471 99,846
TPI Composites, Inc. *
21,008 55,671
Vicor Corp. *
472 27,796
2,446,103
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries, Inc.
496 51,147
Arlo Technologies, Inc. *
22,031 226,919
Bel Fuse, Inc., Class B
628 29,968
Belden, Inc.
917 88,536
Benchmark Electronics, Inc.
5,152 124,988
ePlus, Inc. *
6,394 406,147
Fabrinet (Thailand) *
3,546 590,835
Insight Enterprises, Inc. *
8,323 1,210,996
Kimball Electronics, Inc. *
3,423 93,722
Methode Electronics, Inc.
5,235 119,620
PC Connection, Inc.
6,519 347,984
Sanmina Corp. *
10,765 584,324
ScanSource, Inc. *
1,900 57,589
TTM Technologies, Inc. *
7,610 98,017
Vishay Intertechnology, Inc.
13,050 322,596
4,353,388
Energy Equipment & Services - 3.4%
ChampionX Corp.
2,257 80,394
DMC Global, Inc. *
1,740 42,578
Forum Energy Technologies, Inc. *
1,213 29,136
Helmerich & Payne, Inc.
5,356 225,809
KLX Energy Services Holdings,
Inc. * 10,250 121,462
Liberty Energy, Inc., Class A
38,022 704,167
Noble Corp. plc
3,503 177,427
Oil States International, Inc. *
4,729 39,582
Patterson-UTI Energy, Inc.
23,178 320,784
ProPetro Holding Corp. *
54,165 575,774
Ranger Energy Services, Inc.
19,178 271,944
RPC, Inc.
33,182 296,647
Seadrill Ltd. (Norway) *
2,196 98,359
Select Water Solutions, Inc., Class
A 5,766 45,840
Tidewater, Inc. *
1,154 82,015
US Silica Holdings, Inc. *
5,809 81,558
Weatherford International plc *
3,184 287,611
3,481,087
INVESTMENTS SHARES VALUE ($)
Financial Services - 1.9%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,279 111,915
Cass Information Systems, Inc.
864 32,184
Jackson Financial, Inc., Class A
8,666 331,214
Mr Cooper Group, Inc. *
16,899 905,110
Paysafe Ltd. *
5,825 69,842
Radian Group, Inc.
1,181 29,655
StoneCo Ltd., Class A (Brazil) *
44,398 473,727
1,953,647
Food Products - 1.4%
Calavo Growers, Inc.
2,110 53,235
Cal-Maine Foods, Inc.
9,265 448,611
Fresh Del Monte Produce, Inc.
3,900 100,776
John B Sanfilippo & Son, Inc.
6,589 650,993
Seneca Foods Corp., Class A *
1,860 100,124
Vital Farms, Inc. *
2,601 30,120
1,383,859
Gas Utilities - 0.1%
ONE Gas, Inc. 1,517 103,581
Ground Transportation - 1.1%
ArcBest Corp.
6,458 656,456
Covenant Logistics Group, Inc.,
Class A 6,993 306,643
Universal Logistics Holdings, Inc.
5,905 148,688
1,111,787
Health Care Equipment & Supplies - 1.7%
Avanos Medical, Inc. *
2,762 55,848
Axonics, Inc. *
912 51,181
Haemonetics Corp. *
2,309 206,840
Integer Holdings Corp. *
369 28,941
iRhythm Technologies, Inc. *
400 37,704
Lantheus Holdings, Inc. *
3,142 218,306
LeMaitre Vascular, Inc.
1,376 74,965
Merit Medical Systems, Inc. *
3,172 218,931
OraSure Technologies, Inc. *
38,439 227,943
Semler Scientific, Inc. *
3,784 96,000
Tactile Systems Technology, Inc. *
10,052 141,231
Zimvie, Inc. *
21,643 203,661
Zynex, Inc. *
15,669 125,352
1,686,903
Health Care Providers & Services - 2.7%
AdaptHealth Corp., Class A *
10,193 92,756
Addus HomeCare Corp. *
875 74,541
AMN Healthcare Services, Inc. *
3,616 308,011
Community Health Systems, Inc. *
5,081 14,735
CorVel Corp. *
2,593 509,914
Cross Country Healthcare, Inc. *
13,685 339,251
Ensign Group, Inc. (The)
4,930 458,145
Hims & Hers Health, Inc. *
4,436 27,902
Joint Corp. (The) *
3,300 29,667
National Research Corp.
2,904 128,851

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.7% (continued)
Owens & Minor, Inc. *
18,023 291,252
Patterson Cos., Inc.
5,749 170,400
Pediatrix Medical Group, Inc. *
4,721 60,004
PetIQ, Inc., Class A *
2,653 52,264
Select Medical Holdings Corp.
5,422 137,014
2,694,707
Health Care REITs - 0.1%
Diversified Healthcare Trust, REIT
12,425 24,105
National Health Investors, Inc.,
REIT 586 30,097
Physicians Realty Trust, REIT
2,207 26,903
81,105
Health Care Technology - 0.3%
Simulations Plus, Inc.
1,686 70,306
Veradigm, Inc. *
14,475 190,202
260,508
Hotel & Resort REITs - 0.1%
DiamondRock Hospitality Co.,
REIT 5,516 44,293
Service Properties Trust, REIT
13,352 102,677
146,970
Hotels, Restaurants & Leisure - 1.2%
Bally's Corp. *
3,364 44,102
Bloomin' Brands, Inc.
11,605 285,367
Brinker International, Inc. *
2,169 68,519
Hilton Grand Vacations, Inc. *
2,439 99,267
Inspired Entertainment, Inc. *
6,510 77,860
International Game Technology plc
1,324 40,144
Monarch Casino & Resort, Inc.
2,244 139,352
RCI Hospitality Holdings, Inc.
2,387 144,795
Red Robin Gourmet Burgers, Inc. *
2,923 23,501
Red Rock Resorts, Inc., Class A
2,270 93,070
Target Hospitality Corp. *
10,245 162,691
1,178,668
Household Durables - 2.9%
Beazer Homes USA, Inc. *
17,973 447,707
Cavco Industries, Inc. *
459 121,938
Century Communities, Inc.
659 44,008
Ethan Allen Interiors, Inc.
2,815 84,169
Green Brick Partners, Inc. *
3,118 129,428
Hovnanian Enterprises, Inc., Class
A * 2,806 285,258
KB Home
7,991 369,823
M/I Homes, Inc. *
3,649 306,662
MDC Holdings, Inc.
4,307 177,578
Meritage Homes Corp.
1,424 174,283
Taylor Morrison Home Corp., Class
A * 14,483 617,121
Tri Pointe Homes, Inc. *
6,166 168,640
2,926,615
INVESTMENTS SHARES VALUE ($)
Industrial REITs - 0.1%
Innovative Industrial Properties,
Inc., REIT 1,034 78,232
Insurance - 2.1%
Ambac Financial Group, Inc. *
20,900 252,054
American Equity Investment Life
Holding Co. 702 37,655
Argo Group International Holdings
Ltd. 1,247 37,211
eHealth, Inc. *
5,314 39,324
Employers Holdings, Inc.
13,872 554,186
Genworth Financial, Inc., Class A *
80,234 470,171
James River Group Holdings Ltd.
2,131 32,711
Selective Insurance Group, Inc.
4,313 444,972
Selectquote, Inc. *
33,649 39,369
Stewart Information Services Corp.
3,125 136,875
Universal Insurance Holdings, Inc.
3,251 45,579
2,090,107
Interactive Media & Services - 0.7%
Cargurus, Inc., Class A *
11,002 192,755
EverQuote, Inc., Class A *
23,441 169,478
fuboTV, Inc. *
22,843 60,991
Yelp, Inc., Class A *
5,558 231,157
Ziff Davis, Inc. *
469 29,871
684,252
IT Services - 0.4%
Hackett Group, Inc. (The)
9,556 225,426
Perficient, Inc. *
680 39,345
Squarespace, Inc., Class A *
3,885 112,548
Unisys Corp. *
10,500 36,225
413,544
Leisure Products - 1.3%
Acushnet Holdings Corp.
2,580 136,843
JAKKS Pacific, Inc. *
6,796 126,338
Johnson Outdoors, Inc., Class A
997 54,526
Malibu Boats, Inc., Class A *
4,386 215,002
MasterCraft Boat Holdings, Inc. *
14,443 320,923
Sturm Ruger & Co., Inc.
604 31,480
Vista Outdoor, Inc. *
14,217 470,867
1,355,979
Life Sciences Tools & Services - 0.0% †
Singular Genomics Systems, Inc. * 7,564 2,882
Machinery - 3.8%
Blue Bird Corp. *
4,990 106,537
CIRCOR International, Inc. *
722 40,251
Commercial Vehicle Group, Inc. *
9,466 73,456
Federal Signal Corp.
2,937 175,427
Greenbrier Cos., Inc. (The)
1,095 43,800
Kennametal, Inc.
4,258 105,939
Manitowoc Co., Inc. (The) *
31,390 472,420
Mayville Engineering Co., Inc. *
2,567 28,160
Mueller Industries, Inc.
16,679 1,253,594
Proto Labs, Inc. *
3,501 92,426

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Machinery - 3.8% (continued)
REV Group, Inc.
13,034 208,544
Shyft Group, Inc. (The)
5,801 86,841
Standex International Corp.
367 53,468
Terex Corp.
4,626 266,550
Titan International, Inc. *
26,696 358,527
Wabash National Corp.
23,105 487,978
3,853,918
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc.
748 31,438
Genco Shipping & Trading Ltd.
4,361 61,010
Safe Bulkers, Inc. (Greece)
40,665 131,755
224,203
Media - 0.3%
AMC Networks, Inc., Class A *
2,906 34,233
Gray Television, Inc.
9,452 65,408
TEGNA, Inc.
6,503 94,749
Thryv Holdings, Inc. *
3,467 65,075
259,465
Metals & Mining - 3.9%
Alpha Metallurgical Resources, Inc.
1,957 508,292
Arch Resources, Inc.
1,759 300,191
Commercial Metals Co.
18,692 923,572
Constellium SE, Class A *
11,805 214,851
Olympic Steel, Inc.
9,392 527,924
Ramaco Resources, Inc., Class A
6,707 73,710
Ryerson Holding Corp.
10,496 305,329
Schnitzer Steel Industries, Inc.,
Class A 1,790 49,851
SunCoke Energy, Inc.
15,698 159,335
TimkenSteel Corp. *
18,757 407,402
Warrior Met Coal, Inc.
9,207 470,293
Worthington Industries, Inc.
778 48,096
3,988,846
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 10,665 108,037
Arbor Realty Trust, Inc.
6,322 95,968
Blackstone Mortgage Trust, Inc.,
Class A 9,163 199,295
Chimera Investment Corp.
12,242 66,841
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 97,605
567,746
Office REITs - 0.2%
Brandywine Realty Trust, REIT
6,507 29,542
City Office REIT, Inc., REIT
8,431 35,832
Equity Commonwealth, REIT
8,265 151,828
Piedmont Office Realty Trust, Inc.,
Class A, REIT 6,312 35,473
252,675
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 6.4%
Amplify Energy Corp. *
14,729 108,258
Ardmore Shipping Corp. (Ireland)
26,597 346,027
California Resources Corp.
1,663 93,145
Callon Petroleum Co. *
2,328 91,071
Centrus Energy Corp., Class A *
1,603 90,986
Chord Energy Corp.
2,175 352,502
Civitas Resources, Inc.
6,310 510,290
CONSOL Energy, Inc.
5,557 582,985
Denbury, Inc. *
2,131 208,859
Dorian LPG Ltd.
7,586 217,946
Evolution Petroleum Corp.
15,674 107,210
Gevo, Inc. *
21,754 25,887
Gulfport Energy Corp. *
2,017 239,337
International Seaways, Inc.
5,076 228,420
Matador Resources Co.
1,065 63,346
Murphy Oil Corp.
948 42,992
Northern Oil and Gas, Inc.
2,977 119,765
Par Pacific Holdings, Inc. *
1,930 69,364
PBF Energy, Inc., Class A
16,430 879,498
Peabody Energy Corp.
16,215 421,428
REX American Resources Corp. *
1,748 71,178
Ring Energy, Inc. *
43,404 84,638
SandRidge Energy, Inc.
1,822 28,532
Scorpio Tankers, Inc. (Monaco)
2,747 148,668
Sitio Royalties Corp., Class A
3,114 75,390
SM Energy Co.
7,503 297,494
Talos Energy, Inc. *
4,498 73,947
Teekay Corp. *
14,874 91,773
Teekay Tankers Ltd., Class A
(Canada) 9,571 398,441
Vertex Energy, Inc. *
13,077 58,193
Vital Energy, Inc. *
3,408 188,871
W&T Offshore, Inc. *
24,226 106,110
World Kinect Corp.
1,719 38,557
6,461,108
Paper & Forest Products - 0.1%
Clearwater Paper Corp. * 1,941 70,361
Passenger Airlines - 0.3%
Allegiant Travel Co.
806 61,949
JetBlue Airways Corp. *
18,825 86,595
SkyWest, Inc. *
1,956 82,035
Spirit Airlines, Inc.
4,469 73,738
304,317
Personal Care Products - 1.3%
BellRing Brands, Inc. *
1,124 46,343
Edgewell Personal Care Co.
2,995 110,695
elf Beauty, Inc. *
4,472 491,160
Herbalife Ltd. *
4,065 56,869
Medifast, Inc.
4,609 344,984
USANA Health Sciences, Inc. *
5,386 315,673
1,365,724

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.3%
Amneal Pharmaceuticals, Inc. *
92,030 388,367
Amphastar Pharmaceuticals, Inc. *
4,194 192,882
Assertio Holdings, Inc. *
96,691 247,529
Axsome Therapeutics, Inc. *
366 25,580
Corcept Therapeutics, Inc. *
15,134 412,326
EyePoint Pharmaceuticals, Inc. *
3,457 27,621
Harmony Biosciences Holdings,
Inc. * 1,998 65,474
Innoviva, Inc. *
29,500 383,205
Intra-Cellular Therapies, Inc. *
2,214 115,327
Ligand Pharmaceuticals, Inc. *
1,036 62,077
Omeros Corp. *
12,940 37,785
Phibro Animal Health Corp., Class
A 8,567 109,401
Prestige Consumer Healthcare,
Inc. * 2,551 145,892
Supernus Pharmaceuticals, Inc. *
5,371 148,078
Xeris Biopharma Holdings, Inc. *
13,909 25,871
2,387,415
Professional Services - 1.7%
Barrett Business Services, Inc.
2,851 257,274
CSG Systems International, Inc.
749 38,289
ExlService Holdings, Inc. *
1,860 52,154
Heidrick & Struggles International,
Inc. 5,697 142,539
IBEX Holdings Ltd. *
2,860 44,187
Insperity, Inc.
1,101 107,458
Kelly Services, Inc., Class A
5,221 94,970
Kforce, Inc.
6,692 399,245
Legalzoom.com, Inc. *
16,265 177,939
Maximus, Inc.
771 57,578
Resources Connection, Inc.
13,735 204,789
TrueBlue, Inc. *
8,666 127,130
1,703,552
Real Estate Management & Development - 0.3%
Compass, Inc., Class A *
10,923 31,677
Forestar Group, Inc. *
10,063 271,097
Opendoor Technologies, Inc. *
8,037 21,218
323,992
Residential REITs - 0.1%
BRT Apartments Corp., REIT 3,812 65,833
Semiconductors & Semiconductor Equipment - 4.5%
ACM Research, Inc., Class A *
15,592 282,293
Alpha & Omega Semiconductor
Ltd. * 3,246 96,861
Amkor Technology, Inc.
30,674 693,232
Axcelis Technologies, Inc. *
2,645 431,267
Diodes, Inc. *
6,970 549,515
FormFactor, Inc. *
6,297 220,017
Kulicke & Soffa Industries, Inc.
(Singapore) 4,641 225,692
MaxLinear, Inc., Class A *
2,465 54,846
Onto Innovation, Inc. *
1,983 252,872
Photronics, Inc. *
24,229 489,668
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
Power Integrations, Inc.
6,477 494,260
Rambus, Inc. *
1,513 84,410
SMART Global Holdings, Inc. *
7,592 184,865
Synaptics, Inc. *
3,549 317,423
Ultra Clean Holdings, Inc. *
7,195 213,476
4,590,697
Software - 4.6%
8x8, Inc. *
139,805 352,309
A10 Networks, Inc.
4,144 62,284
Adeia, Inc.
20,180 215,522
Amplitude, Inc., Class A *
10,487 121,335
Appfolio, Inc., Class A *
397 72,504
Box, Inc., Class A *
3,183 77,060
Cleanspark, Inc. *
41,929 159,750
Clear Secure, Inc., Class A
2,225 42,364
CommVault Systems, Inc. *
1,485 100,401
Consensus Cloud Solutions, Inc. *
6,375 160,523
Digital Turbine, Inc. *
18,946 114,623
Ebix, Inc.
20,388 201,434
Everbridge, Inc. *
1,504 33,720
Freshworks, Inc., Class A *
9,196 183,184
LivePerson, Inc. *
7,460 29,019
LiveRamp Holdings, Inc. *
4,067 117,292
MicroStrategy, Inc., Class A *
264 86,666
Mitek Systems, Inc. *
6,033 64,674
ON24, Inc.
9,969 63,104
PagerDuty, Inc. *
2,576 57,934
Progress Software Corp.
5,680 298,654
Qualys, Inc. *
3,333 508,449
Rimini Street, Inc. *
32,145 70,719
Riot Platforms, Inc. *
6,303 58,807
SolarWinds Corp. *
2,812 26,545
Sprinklr, Inc., Class A *
3,448 47,720
SPS Commerce, Inc. *
3,897 664,867
Telos Corp. *
28,143 67,262
Workiva, Inc. *
3,140 318,208
Xperi, Inc. *
2,836 27,963
Yext, Inc. *
17,848 112,978
Zeta Global Holdings Corp., Class
A * 8,754 73,096
Zuora, Inc., Class A *
7,488 61,701
4,652,671
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.
4,166 196,927
Asbury Automotive Group, Inc. *
2,406 553,549
Buckle, Inc. (The)
1,724 57,564
Build-A-Bear Workshop, Inc.
3,563 104,788
Caleres, Inc.
5,005 143,944
CarParts.com, Inc. *
7,060 29,087
Chico's FAS, Inc. *
29,783 222,777
Designer Brands, Inc., Class A
25,966 328,730
Destination XL Group, Inc. *
34,092 152,732
Foot Locker, Inc.
4,623 80,209
Genesco, Inc. *
3,420 105,404

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.2% (continued)
Group 1 Automotive, Inc.
2,771 744,595
Haverty Furniture Cos., Inc.
2,403 69,158
Hibbett, Inc.
3,437 163,292
Lands' End, Inc. *
11,121 83,074
ODP Corp. (The) *
7,955 367,123
Sally Beauty Holdings, Inc. *
9,403 78,797
Signet Jewelers Ltd.
4,375 314,169
Sonic Automotive, Inc., Class A
4,105 196,055
Stitch Fix, Inc., Class A *
26,180 90,321
Upbound Group, Inc.
4,183 123,189
Urban Outfitters, Inc. *
2,394 78,260
4,283,744
Technology Hardware, Storage & Peripherals - 1.5%
Avid Technology, Inc. *
1,430 38,424
CPI Card Group, Inc. *
3,268 60,523
Eastman Kodak Co. *
29,199 122,928
Immersion Corp.
26,581 175,701
IonQ, Inc. *
12,010 178,709
Super Micro Computer, Inc. *
3,547 972,658
Turtle Beach Corp. *
2,854 25,900
1,574,843
Textiles, Apparel & Luxury Goods - 0.5%
Figs, Inc., Class A *
17,561 103,610
G-III Apparel Group Ltd. *
12,955 322,838
Movado Group, Inc.
3,160 86,426
Oxford Industries, Inc.
361 34,703
547,577
Tobacco - 0.2%
Universal Corp.
2,572 121,424
Vector Group Ltd.
6,859 72,980
194,404
Trading Companies & Distributors - 3.6%
BlueLinx Holdings, Inc. *
4,333 355,696
Boise Cascade Co.
12,341 1,271,616
GMS, Inc. *
7,975 510,161
Hudson Technologies, Inc. *
3,976 52,881
Rush Enterprises, Inc., Class A
17,439 712,034
Textainer Group Holdings Ltd.
(China) 7,363 274,272
Titan Machinery, Inc. *
3,784 100,579
Triton International Ltd. (2)
3,107 255,597
Veritiv Corp.
552 93,233
3,626,069
TOTAL COMMON STOCKS
(Cost $64,802,366) 97,013,924
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 5.36% (c)
(Cost $4,331,824) 4,333,658 4,332,358
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $69,134,190) 101,346,282
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 268,586
NET ASSETS - 100.0% 101,614,868
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,145,068 1.1%
Consumer Discretionary 13,335,283 13.1
Consumer Staples 5,284,875 5.2
Energy 9,942,195 9.8
Financials 11,488,749 11.3
Health Care 11,810,290 11.6
Industrials 20,297,489 20.0
Information Technology 16,519,485 16.3
Materials 5,823,655 5.7
Real Estate 1,013,933 1.0
Utilities 352,902 0.4
Investment Companies 4,332,358 4.2
Total Investments In Securities
At Value 101,346,282 99.7
Other Assets in Excess of
Liabilities ‡ 268,586 0.3
Net Assets
$ 101,614,868 100.0%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $56,907, which represents 0.06% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $2,663, which represents 0.00% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 44 12/2023 USD $ 3,956,920 $ (173,657)
$ (173,657)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 423,751 $ 423,751

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 6.1%
Aristocrat Leisure Ltd. 5,384 140,665
BHP Group Ltd. 306,618 8,613,155
BlueScope Steel Ltd. 276,713 3,426,675
Brambles Ltd. 190,221 1,747,472
Fortescue Metals Group Ltd. 398,925 5,302,930
Orica Ltd. 57,404 572,359
Pilbara Minerals Ltd. 1,168,098 3,186,792
Qantas Airways Ltd. * 207,430 686,694
Rio Tinto Ltd. 8,995 648,790
Rio Tinto plc 15,868 996,391
Santos Ltd. 210,305 1,060,154
South32 Ltd. 64,454 139,170
Tabcorp Holdings Ltd. 57,040 34,371
WiseTech Global Ltd. 54,845 2,276,635
Woodside Energy Group Ltd. 17,156 398,896
29,231,149
—
Belgium - 0.4%
Ageas SA/NV 39,977 1,646,510
Groupe Bruxelles Lambert NV 1,467 109,160
1,755,670
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 11,328 459,709
Canada - 9.8%
Agnico Eagle Mines Ltd. (1) 36,250 1,647,230
Alimentation Couche-Tard, Inc. (1) 21,067 1,069,907
ARC Resources Ltd. (1) 169,106 2,699,222
Bank of Montreal (1) 9,286 783,353
Canadian Apartment Properties,
REIT (1) 3,482 115,567
Canadian Imperial Bank of
Commerce (1) 3,452 133,251
Canadian Pacific Kansas City Ltd.
(1) 8,837 656,863
Canadian Tire Corp. Ltd., Class A
(1) 8,795 945,709
CCL Industries, Inc., Class B (1) 4,615 193,706
CGI, Inc. (1)* 27,366 2,697,412
Element Fleet Management Corp.
(1) 19,142 274,675
Fairfax Financial Holdings Ltd. (1) 7,287 5,948,543
Franco-Nevada Corp. (1) 1,593 212,670
George Weston Ltd. (1) 2,412 267,491
Great-West Lifeco, Inc. (1) 6,006 171,834
iA Financial Corp., Inc. (1) 13,966 876,056
Imperial Oil Ltd. (1) 72,342 4,455,830
Intact Financial Corp. (1) 3,695 538,696
Loblaw Cos. Ltd. (1) 9,400 798,645
Manulife Financial Corp. (1) 97,002 1,772,567
National Bank of Canada (1) 4,864 323,121
Nutrien Ltd. (1) 62,529 3,861,537
Open Text Corp. (1) 10,900 382,553
Parkland Corp. (1) 19,869 581,186
Power Corp. of Canada (1) 5,259 133,890
RB Global, Inc. (1) 8,098 507,016
Restaurant Brands International,
Inc. (1) 79,307 5,281,294
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
Royal Bank of Canada (1) 23,203 2,027,753
Teck Resources Ltd., Class B (1) 5,196 223,639
TFI International, Inc. (1) 22,950 2,947,468
Thomson Reuters Corp. (1) 12,243 1,497,734
Toronto-Dominion Bank (The) (1) 9,710 584,995
Tourmaline Oil Corp. (1) 18,303 921,046
West Fraser Timber Co. Ltd. (1) 24,359 1,768,482
47,300,941
—
China - 1.2%
BOC Hong Kong Holdings Ltd. 1,300,500 3,550,197
SITC International Holdings Co.
Ltd. 1,134,000 1,902,635
Wilmar International Ltd. 94,500 257,162
5,709,994
—
Denmark - 3.5%
AP Moller - Maersk A/S, Class B 508 913,838
Genmab A/S * 11,178 3,957,578
Novo Nordisk A/S, Class B 86,044 7,834,416
Pandora A/S 31,882 3,289,945
ROCKWOOL A/S, Class B 2,355 569,170
16,564,947
—
Finland - 0.4%
Nokia OYJ 124,892 469,603
Wartsila OYJ Abp 107,581 1,219,316
1,688,919
—
France - 9.4%
AXA SA 118,661 3,520,537
BNP Paribas SA 65,235 4,148,051
Carrefour SA 139,187 2,390,552
Cie de Saint-Gobain SA 73,096 4,374,825
Dassault Aviation SA 20,054 3,777,169
Eiffage SA 1,538 145,983
Hermes International SCA 1,050 1,913,970
Ipsen SA 19,499 2,554,796
L'Oreal SA 1,040 430,989
LVMH Moet Hennessy Louis
Vuitton SE 184 138,889
Orange SA 177,488 2,035,835
Publicis Groupe SA 55,405 4,193,753
Societe Generale SA 56,392 1,364,552
Sodexo SA 34,557 3,557,559
Thales SA 3,672 516,075
TotalEnergies SE 148,521 9,765,160
Unibail-Rodamco-Westfield, REIT * 4,856 238,796
45,067,491
—
Germany - 7.4%
Allianz SE (Registered) 3,857 917,874
Bayerische Motoren Werke AG 31,234 3,172,349
Brenntag SE 37,884 2,931,339
Commerzbank AG 254,289 2,886,015
Daimler Truck Holding AG 32,664 1,130,967
Deutsche Bank AG (Registered) 584,463 6,423,409
Deutsche Boerse AG 5,597 966,584
Deutsche Lufthansa AG
(Registered) * 23,147 183,172

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Germany - 7.4% (continued)
Deutsche Post AG 81,981 3,326,423
Fresenius SE & Co. KGaA 12,270 381,109
GEA Group AG 12,087 445,459
Hannover Rueck SE 2,264 496,764
Infineon Technologies AG 6,802 225,287
Knorr-Bremse AG 11,293 715,945
Mercedes-Benz Group AG 4,990 347,288
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 11,461 4,463,519
Rational AG 807 510,592
Rheinmetall AG 1,633 420,092
SAP SE 33,966 4,396,628
Siemens AG (Registered) 1,815 259,379
Siemens Energy AG * 3,772 49,159
Talanx AG 9,928 628,343
35,277,696
—
Hong Kong - 1.4%
CK Asset Holdings Ltd. 48,439 254,430
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,198,743
Link, REIT 39,000 190,692
Sun Hung Kai Properties Ltd. 13,500 144,044
Swire Pacific Ltd., Class A 122,000 821,733
WH Group Ltd. (a) 7,508,000 3,929,824
6,539,466
—
Italy - 2.2%
Coca-Cola HBC AG 79,015 2,160,568
Eni SpA 66,286 1,064,806
Prysmian SpA 43,663 1,752,558
UniCredit SpA 229,344 5,464,440
10,442,372
—
Japan - 20.2%
Bandai Namco Holdings, Inc. 16,500 335,618
Chubu Electric Power Co., Inc. 14,900 189,675
Dai-ichi Life Holdings, Inc. 57,800 1,193,241
Daito Trust Construction Co. Ltd. 9,500 1,000,670
Disco Corp. 16,500 3,048,476
Fuji Electric Co. Ltd. 7,100 319,753
Fujitsu Ltd. 12,400 1,458,377
Hakuhodo DY Holdings, Inc. 114,300 938,867
Iida Group Holdings Co. Ltd. 117,100 1,943,210
ITOCHU Corp. 105,100 3,795,575
Japan Post Holdings Co. Ltd. 562,100 4,496,880
Japan Post Insurance Co. Ltd. 260,200 4,376,137
Japan Real Estate Investment
Corp., REIT 52 202,631
Japan Tobacco, Inc. 35,000 805,281
Kajima Corp. 9,300 151,386
Kao Corp. 8,400 311,346
M3, Inc. 12,400 224,920
Marubeni Corp. 171,700 2,676,502
MatsukiyoCocokara & Co. 35,100 628,748
Mazda Motor Corp. 105,100 1,193,357
McDonald's Holdings Co. Japan
Ltd. (1) 48,100 1,837,868
MEIJI Holdings Co. Ltd. 6,900 171,493
INVESTMENTS SHARES VALUE ($)
Japan - 20.2% (continued)
Mitsui & Co. Ltd. 70,800 2,567,912
Mitsui OSK Lines Ltd. 5,800 159,379
Mizuho Financial Group, Inc. 78,620 1,334,807
MS&AD Insurance Group Holdings,
Inc. 148,300 5,426,939
Nexon Co. Ltd. 132,800 2,372,956
NGK Insulators Ltd. 98,700 1,308,128
Nippon Shinyaku Co. Ltd. 15,500 654,497
Nippon Steel Corp. 42,100 986,325
Nissin Foods Holdings Co. Ltd. 4,600 382,227
Nitto Denko Corp. 5,800 380,337
Obayashi Corp. 276,800 2,435,806
Oji Holdings Corp. 34,800 146,411
Ono Pharmaceutical Co. Ltd. 212,800 4,081,160
Oracle Corp. Japan 12,500 925,940
Osaka Gas Co. Ltd. 35,100 577,567
Otsuka Corp. 25,000 1,057,713
Otsuka Holdings Co. Ltd. 24,200 859,224
Panasonic Holdings Corp. 208,700 2,355,758
Renesas Electronics Corp. * 71,700 1,095,215
Resona Holdings, Inc. 44,900 248,260
Sekisui Chemical Co. Ltd. 9,500 136,676
Sekisui House Ltd. 76,700 1,526,440
Shimizu Corp. 229,100 1,591,395
Shionogi & Co. Ltd. 73,000 3,256,126
Sompo Holdings, Inc. 47,900 2,052,840
Square Enix Holdings Co. Ltd. 73,100 2,504,799
Subaru Corp. 18,000 350,001
SUMCO Corp. 330,200 4,296,885
Sumitomo Corp. 52,500 1,047,791
Sumitomo Mitsui Financial Group,
Inc. 54,900 2,697,020
Sumitomo Mitsui Trust Holdings,
Inc. 52,900 1,991,529
Suntory Beverage & Food Ltd. 17,900 544,749
Taisei Corp. 22,500 791,910
Tokyo Electron Ltd. 7,800 1,065,420
Tokyo Gas Co. Ltd. 147,000 3,332,880
TOPPAN Holdings, Inc. 104,300 2,494,997
Tosoh Corp. 231,200 2,964,237
Toyota Tsusho Corp. 63,500 3,734,818
Welcia Holdings Co. Ltd. 17,700 305,660
97,342,745
—
Luxembourg - 0.5%
ArcelorMittal SA 87,557 2,192,082
Netherlands - 6.0%
ABN AMRO Bank NV, CVA (a) 276,626 3,909,432
Argenx SE * 1,626 794,834
ASM International NV 5,337 2,228,692
ASML Holding NV 5,155 3,035,008
ING Groep NV 109,319 1,440,832
Koninklijke Ahold Delhaize NV 186,570 5,623,162
NN Group NV 16,388 525,370
OCI NV 5,123 142,456
Randstad NV 11,367 627,982
Shell plc 191,540 6,070,711

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Netherlands - 6.0% (continued)
Wolters Kluwer NV 35,973 4,355,450
28,753,929
—
Singapore - 1.1%
CapitaLand Integrated Commercial
Trust, REIT 156,096 210,654
Oversea-Chinese Banking Corp.
Ltd. 18,800 175,819
Singapore Airlines Ltd. 77,400 365,113
STMicroelectronics NV 90,317 3,894,746
Venture Corp. Ltd. 55,000 496,610
5,142,942
—
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria
SA 500,247 4,048,464
Banco Santander SA 501,440 1,909,518
Industria de Diseno Textil SA 52,218 1,943,139
Repsol SA 383,670 6,310,994
14,212,115
—
Sweden - 3.5%
Alfa Laval AB 5,091 174,407
Atlas Copco AB, Class B 42,828 500,876
Evolution AB (a) 53,964 5,445,468
Hexagon AB, Class B 16,342 139,083
Investor AB, Class B 44,280 847,719
Saab AB, Class B 18,111 921,770
Securitas AB, Class B 39,331 310,995
SKF AB, Class B 213,945 3,551,818
Swedbank AB, Class A 25,129 461,906
Swedish Orphan Biovitrum AB * 62,505 1,277,148
Telefonaktiebolaget LM Ericsson,
Class B 67,988 331,221
Volvo AB, Class B 128,723 2,651,390
16,613,801
—
Switzerland - 5.4%
ABB Ltd. (Registered) 130,891 4,671,920
BKW AG 9,641 1,697,219
Cie Financiere Richemont SA
(Registered) 8,785 1,069,866
Novartis AG (Registered) 107,454 10,974,131
Schindler Holding AG 7,784 1,550,571
Swatch Group AG (The) 18,741 4,799,985
Temenos AG (Registered) 9,207 643,941
UBS Group AG (Registered) 8,620 212,329
25,619,962
—
United Kingdom - 9.9%
3i Group plc 30,804 775,357
Associated British Foods plc 63,949 1,606,644
AstraZeneca plc 995 134,210
BAE Systems plc 542,942 6,597,747
Barclays plc 2,994,792 5,772,249
Barratt Developments plc 66,145 354,645
BP plc 868,502 5,598,308
British American Tobacco plc 52,898 1,660,928
BT Group plc 2,348,595 3,335,152
Bunzl plc 3,963 141,137
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.9% (continued)
Burberry Group plc 104,038 2,411,073
Centrica plc 2,485,665 4,675,318
CK Hutchison Holdings Ltd. 188,500 1,000,764
Compass Group plc 69,600 1,694,175
Entain plc 50,256 569,995
Imperial Brands plc 24,800 503,103
Kingfisher plc 52,609 142,813
Lloyds Banking Group plc 937,645 503,885
London Stock Exchange Group plc 9,002 902,234
NatWest Group plc 47,612 136,197
Next plc 4,263 378,092
Rolls-Royce Holdings plc * 2,177,692 5,834,875
Standard Chartered plc 68,720 632,055
Tesco plc 805,457 2,590,741
47,951,697
—
United States - 3.2%
Haleon plc 130,925 542,696
Holcim AG 14,221 910,271
Nestle SA (Registered) 24,925 2,821,411
Roche Holding AG 24,457 6,676,787
Stellantis NV 218,087 4,176,024
Swiss Re AG 2,040 209,509
15,336,698
—
TOTAL COMMON STOCKS
(Cost $384,185,894) 453,204,325
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4.5%
Limited Purpose Cash Investment
Fund, 5.36% (1)(b)
(Cost $21,490,333) 21,504,460 21,498,009
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $405,676,227) 474,702,334
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% ‡ 3,883,373
NET ASSETS - 100.0% 478,585,707

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2023
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 15,381,362 3.2%
Consumer Discretionary 51,486,242 10.8
Consumer Staples 29,803,329 6.2
Energy 38,926,311 8.1
Financials 97,633,958 20.4
Health Care 43,660,938 9.1
Industrials 89,519,508 18.7
Information Technology 34,165,447 7.1
Materials 38,975,354 8.2
Real Estate 3,179,217 0.7
Utilities 10,472,659 2.2
Investment Companies 21,498,009 4.5
Total Investments In Securities
At Value 474,702,334 99.2
Other Assets in Excess of
Liabilities ‡ 3,883,373 0.8
Net Assets
$ 478,585,707 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $13,284,724, which represents
2.78% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 185 12/2023 USD $ 18,883,875 $ (650,437)
$ (650,437)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
JPMS
Cash $ – $ 1,173,354 $ 1,173,354

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.1%
Brazil - 3.7%
Banco do Brasil SA (1) 651,700 6,116,959
BB Seguridade Participacoes SA
(1) 314,700 1,953,982
Gerdau SA, ADR (1) 1,230,005 5,867,124
PRIO SA (1)* 75,000 701,873
Vale SA, Class B, ADR (1) 287,494 3,852,420
18,492,358
—
Chile - 0.6%
Cencosud SA (1) 1,443,273 2,736,639
Enel Chile SA, ADR (1) 94,262 279,016
3,015,655
—
China - 28.7%
3SBio, Inc. *(a) 1,488,500 1,243,160
AAC Technologies Holdings, Inc. 252,500 430,635
Agricultural Bank of China Ltd.,
Class A 614,500 303,438
Alibaba Group Holding Ltd. * 917,504 9,947,749
Anhui Conch Cement Co. Ltd.,
Class A 22,200 79,540
Anhui Conch Cement Co. Ltd.,
Class A 48,323 173,135
Baidu, Inc., Class A * 337,550 5,681,193
Bank of Beijing Co. Ltd., Class A 197,800 125,606
Bank of Beijing Co. Ltd., Class A 371,578 235,957
Bank of China Ltd., Class A 609,800 315,478
Bank of Communications Co. Ltd.,
Class A 389,700 308,198
Bank of Communications Co. Ltd.,
Class H 267,000 161,264
Bank of Ningbo Co. Ltd., Class A 59,400 219,860
Bank of Shanghai Co. Ltd., Class A 227,711 192,688
Baoshan Iron & Steel Co. Ltd.,
Class A 742,222 620,773
BOE Technology Group Co. Ltd.,
Class A 176,100 93,331
BOE Technology Group Co. Ltd.,
Class A 1,508,900 799,696
Bosideng International Holdings
Ltd. 344,000 147,672
BYD Co. Ltd., Class A 32,300 1,057,275
China CITIC Bank Corp. Ltd., Class
H 4,677,000 2,170,369
China Communications Services
Corp. Ltd., Class H 2,260,000 948,184
China Construction Bank Corp.,
Class H 17,551,000 9,866,336
China Everbright Bank Co. Ltd.,
Class A 538,100 226,723
China Feihe Ltd. (a) 1,644,000 965,995
China Hongqiao Group Ltd. 430,000 418,724
China Lesso Group Holdings Ltd. 593,000 314,730
China Literature Ltd. *(a) 90,200 328,366
China Medical System Holdings
Ltd. 843,000 1,272,337
China Merchants Bank Co. Ltd.,
Class A 16,100 73,308
INVESTMENTS SHARES VALUE ($)
China - 28.7% (continued)
China Merchants Bank Co. Ltd.,
Class A 93,558 425,997
China Merchants Securities Co.
Ltd., Class A 240,200 462,473
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 82,900 141,348
China Minsheng Banking Corp.
Ltd., Class A 354,355 186,521
China Minsheng Banking Corp.
Ltd., Class H 651,500 222,555
China National Building Material
Co. Ltd., Class H 2,224,000 1,163,109
China Overseas Land & Investment
Ltd. 305,500 631,227
China Pacific Insurance Group Co.
Ltd., Class A 63,000 248,871
China Pacific Insurance Group Co.
Ltd., Class H 733,800 1,826,780
China Petroleum & Chemical Corp.,
Class A 474,800 395,132
China Resources Land Ltd. 592,000 2,350,914
China Resources Pharmaceutical
Group Ltd. (a) 519,000 343,846
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 870,866
China Taiping Insurance Holdings
Co. Ltd. 1,411,600 1,398,003
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 518,634
China Vanke Co. Ltd., Class A 79,800 143,878
China Yangtze Power Co. Ltd.,
Class A 99,200 302,976
CITIC Ltd. 4,638,000 4,245,443
CITIC Securities Co. Ltd., Class A 153,065 457,583
COSCO SHIPPING Holdings Co.
Ltd., Class H 1,192,500 1,218,895
CSPC Pharmaceutical Group Ltd. 1,404,000 1,026,806
Dongfeng Motor Group Co. Ltd.,
Class H 1,038,000 408,324
Dongyue Group Ltd. 3,404,000 2,549,208
East Buy Holding Ltd. *(a) 699,000 3,282,294
Far East Horizon Ltd. 1,413,000 1,016,407
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 56,967 298,662
GCL Technology Holdings Ltd. 16,938,000 3,140,523
Geely Automobile Holdings Ltd. 1,104,000 1,294,690
Guotai Junan Securities Co. Ltd.,
Class A 94,200 188,496
H World Group Ltd., ADR (1)* 15,565 613,728
Haidilao International Holding Ltd.
(a) 1,663,000 4,434,114
Haier Smart Home Co. Ltd., Class A 225,900 734,926
Haitong Securities Co. Ltd., Class A 186,300 254,977
Hua Hong Semiconductor Ltd. *(a) 806,000 2,026,634
Huatai Securities Co. Ltd., Class A 136,300 297,112
Huaxia Bank Co. Ltd., Class A 291,300 228,685
Industrial & Commercial Bank of
China Ltd., Class A 350,800 225,177
Industrial Bank Co. Ltd., Class A 154,590 346,182

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
China - 28.7% (continued)
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 578,375
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 236,338 1,462,498
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 513,507
Jiangxi Copper Co. Ltd., Class H 124,000 193,421
KE Holdings, Inc., ADR (1) 59,358 921,236
Kingboard Holdings Ltd. 95,000 212,784
Kuaishou Technology *(a) 55,600 442,338
Kunlun Energy Co. Ltd. 2,960,000 2,547,243
Kweichow Moutai Co. Ltd., Class A 6,700 1,663,244
Kweichow Moutai Co. Ltd., Class A 1,100 273,070
Lenovo Group Ltd. 2,994,000 3,069,844
Li Auto, Inc., Class A * 42,900 765,578
Longfor Group Holdings Ltd. (a) 152,500 272,610
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,134,753
Luzhou Laojiao Co. Ltd., Class A 27,900 835,330
Luzhou Laojiao Co. Ltd., Class A 10,200 305,389
Meituan, Class B *(a) 59,180 856,701
NARI Technology Co. Ltd., Class A 392,649 1,195,800
NetEase, Inc. 77,900 1,561,993
New China Life Insurance Co. Ltd.,
Class A 38,600 195,780
New China Life Insurance Co. Ltd.,
Class H 901,300 2,161,759
New Oriental Education &
Technology Group, Inc. * 745,200 4,410,049
NIO, Inc., ADR (1)* 94,422 853,575
PDD Holdings, Inc., ADR (1)* 44,199 4,334,596
People's Insurance Co. Group of
China Ltd. (The), Class H 547,000 195,680
PetroChina Co. Ltd., Class A 448,500 490,605
PICC Property & Casualty Co. Ltd.,
Class H 2,674,000 3,424,029
Ping An Bank Co. Ltd., Class A 160,985 248,405
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 346,290
Poly Developments and Holdings
Group Co. Ltd., Class A 81,400 142,919
SAIC Motor Corp. Ltd., Class A 167,800 341,753
Sany Heavy Industry Co. Ltd.,
Class A 238,100 520,529
Sany Heavy Industry Co. Ltd.,
Class A 76,600 167,461
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 137,599
Shanghai Pudong Development
Bank Co. Ltd., Class A 7,800 7,614
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 224,249
Sinopharm Group Co. Ltd., Class H 1,508,400 4,373,336
Tencent Holdings Ltd. 406,800 15,769,180
Tencent Music Entertainment
Group, ADR (1)* 53,386 340,603
Tongcheng Travel Holdings Ltd. *(b) 70,000 153,110
Topsports International Holdings
Ltd. (a) 1,109,000 838,451
Wuliangye Yibin Co. Ltd., Class A 30,100 649,228
INVESTMENTS SHARES VALUE ($)
China - 28.7% (continued)
Wuliangye Yibin Co. Ltd., Class A 11,582 249,812
Xiaomi Corp., Class B *(a) 1,327,000 2,078,889
Yihai International Holding Ltd. 542,000 929,922
Yum China Holdings, Inc. (1) 33,622 1,873,418
Zhongsheng Group Holdings Ltd. 52,500 146,994
ZTO Express Cayman, Inc., ADR
(1) 34,228 827,291
143,882,556
—
Hong Kong - 0.6%
Orient Overseas International Ltd. 219,500 2,923,599
Hungary - 0.1%
OTP Bank Nyrt. 7,944 286,412
India - 14.1%
ABB India Ltd. 34,510 1,700,013
Aurobindo Pharma Ltd. 243,910 2,680,391
Axis Bank Ltd., GDR (1)(b) 14,131 886,014
Bajaj Auto Ltd. 13,107 797,218
Bharat Electronics Ltd. 1,015,704 1,687,536
Bharat Petroleum Corp. Ltd. 33,605 140,182
CG Power & Industrial Solutions
Ltd. 131,180 697,196
Cipla Ltd. 48,487 691,521
Coal India Ltd. 1,905,763 6,759,033
Dr Reddy's Laboratories Ltd., ADR
(1) 42,580 2,847,325
GAIL India Ltd. 541,084 809,249
HCL Technologies Ltd. 116,635 1,728,698
HDFC Bank Ltd. 222,895 4,087,875
Hero MotoCorp Ltd. 11,046 405,857
Hindalco Industries Ltd. 383,806 2,265,449
Hindustan Aeronautics Ltd. (b) 167,260 3,875,113
Indian Hotels Co. Ltd., Class A 59,169 292,125
Indian Oil Corp. Ltd. 698,698 764,201
InterGlobe Aviation Ltd. *(a) 6,824 195,297
ITC Ltd. 1,276,122 6,818,355
Jindal Steel & Power Ltd. 210,747 1,772,304
Larsen & Toubro Ltd., GDR (b) 17,686 640,553
NTPC Ltd. 2,408,417 7,108,766
Oil & Natural Gas Corp. Ltd. 2,929,954 6,745,273
Petronet LNG Ltd. 150,418 433,549
Power Grid Corp. of India Ltd. 652,206 1,565,489
Reliance Industries Ltd., GDR (a) 13,590 757,740
Samvardhana Motherson
International Ltd. 717,546 826,573
State Bank of India, GDR (b) 4,653 335,275
Tata Consultancy Services Ltd. 38,131 1,614,550
Tata Steel Ltd. 2,282,307 3,530,055
United Spirits Ltd. * 28,826 348,812
Varun Beverages Ltd. 66,688 757,132
Vedanta Ltd. 1,446,175 3,854,955
70,419,674
—
Indonesia - 2.8%
Adaro Energy Indonesia Tbk. PT 32,669,900 6,009,419
Aneka Tambang Tbk. 5,084,700 595,048
Astra International Tbk. PT 578,200 232,240
Bank Negara Indonesia Persero
Tbk. PT 236,500 157,753

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Indonesia - 2.8% (continued)
Indofood Sukses Makmur Tbk. PT 1,590,400 680,820
Sumber Alfaria Trijaya Tbk. PT (1) 3,701,600 708,944
Unilever Indonesia Tbk. PT 624,200 151,031
United Tractors Tbk. PT 3,048,400 5,561,791
14,097,046
—
Malaysia - 0.4%
AMMB Holdings Bhd. 186,200 146,600
Genting Bhd. 669,000 593,529
Public Bank Bhd. 226,400 195,605
RHB Bank Bhd. 612,800 708,071
Sime Darby Plantation Bhd. 194,400 176,991
1,820,796
—
Mexico - 2.7%
Alfa SAB de CV, Class A (1) 1,844,200 1,200,013
Arca Continental SAB de CV (1) 253,700 2,304,155
Banco del Bajio SA (1)(a) 498,500 1,567,797
Cemex SAB de CV, ADR (1)* 88,200 573,300
Coca-Cola Femsa SAB de CV,
ADR (1) 20,280 1,590,764
Controladora AXTEL SAB de CV
(1)* 692,300 8,739
Fibra Uno Administracion SA de
CV, REIT (1) 170,900 284,874
Fomento Economico Mexicano
SAB de CV, ADR (1) 9,676 1,056,135
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 5,596 1,374,993
Grupo Bimbo SAB de CV, Series
A (1) 155,400 749,201
Grupo Financiero Banorte SAB de
CV, Class O (1) 127,300 1,067,267
Grupo Mexico SAB de CV, Series
B (1) 213,700 1,011,511
Promotora y Operadora de
Infraestructura SAB de CV (1) 77,965 696,865
13,485,614
—
Philippines - 0.3%
BDO Unibank, Inc. 276,908 693,065
International Container Terminal
Services, Inc. 132,770 485,043
SM Prime Holdings, Inc. 634,600 339,849
1,517,957
—
Poland - 1.4%
Bank Polska Kasa Opieki SA 20,647 474,792
ORLEN SA 310,869 4,164,956
PGE Polska Grupa Energetyczna
SA * 1,318,209 2,254,137
Powszechny Zaklad Ubezpieczen
SA 35,811 338,253
7,232,138
—
Qatar - 0.5%
Commercial Bank PSQC (The) 117,149 173,765
Industries Qatar QSC 29,520 111,238
Masraf Al Rayan QSC 395,209 242,070
Qatar Islamic Bank SAQ (1) 115,043 586,593
INVESTMENTS SHARES VALUE ($)
Qatar - 0.5% (continued)
Qatar National Bank QPSC 351,624 1,487,792
2,601,458
—
Russia - 0.0%
Gazprom PJSC (3)*(c) 863,552 —
LUKOIL PJSC (3)*(c) 29,987 —
Magnit PJSC (3)*(c) 6,681 —
Magnit PJSC, GDR (3)*(b)(c) 1 —
MMC Norilsk Nickel PJSC (3)*(c) 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)*(c) 2 —
Mobile TeleSystems PJSC (3)*(c) 306,032 —
Novatek PJSC (3)*(c) 71,760 —
Novolipetsk Steel PJSC (3)*(c) 326,680 —
PhosAgro PJSC, GDR (3)*(b)(c) 72 —
PhosAgro PJSC (3)*(c) 3,717 —
Polyus PJSC (3)*(c) 1,291 —
Rosneft Oil Co. PJSC (3)*(c) 106,000 —
Severstal PAO, GDR (3)*(b)(c) 54,062 —
Surgutneftegas PJSC (3)*(c) 1,249,260 —
Tatneft PJSC (3)*(c) 134,766 —
—
—
Saudi Arabia - 3.0%
Almarai Co. JSC 10,472 177,682
Arab National Bank (1) 155,979 998,146
Banque Saudi Fransi 37,536 365,519
Bupa Arabia for Cooperative
Insurance Co. (1) 3,051 169,208
Elm Co. (1) 17,434 3,625,838
Etihad Etisalat Co. (1) 199,823 2,373,613
Jarir Marketing Co. (1) 84,030 324,877
Mobile Telecommunications Co.
Saudi Arabia (1) 99,548 349,305
Mouwasat Medical Services Co. 5,378 147,427
Nahdi Medical Co. 4,815 185,191
Riyad Bank 235,613 1,744,552
SABIC Agri-Nutrients Co. 28,075 996,373
Sahara International Petrochemical
Co. 54,957 554,960
Saudi Arabian Mining Co. * 47,855 515,194
Saudi Arabian Oil Co. (a) 71,923 670,041
Saudi Basic Industries Corp. 18,068 397,844
Saudi Electricity Co. 261,371 1,330,073
Saudi Research & Media Group * 1,022 44,822
14,970,665
—
South Africa - 3.2%
Absa Group Ltd. 140,980 1,299,243
African Rainbow Minerals Ltd. (1) 225,283 2,023,814
Exxaro Resources Ltd. (1) 342,713 3,120,189
Gold Fields Ltd., ADR (1) 68,353 742,314
Harmony Gold Mining Co. Ltd.,
ADR (1) 76,853 288,967
Impala Platinum Holdings Ltd. 414,482 2,159,097
Kumba Iron Ore Ltd. (1) 9,544 229,251
Nedbank Group Ltd. (1) 89,287 954,140
Sanlam Ltd. 149,472 518,545
Sasol Ltd. 48,262 662,504
Sibanye Stillwater Ltd. 1,444,447 2,217,503

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2023
(Continued)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.2% (continued)
Standard Bank Group Ltd. (1) 112,037 1,087,129
Woolworths Holdings Ltd. (1) 218,627 783,229
16,085,925
—
South Korea - 12.5%
DB Insurance Co. Ltd. 38,029 2,519,788
Doosan Bobcat, Inc. 39,736 1,499,802
GS Holdings Corp. 35,642 1,051,611
Hana Financial Group, Inc. 158,426 4,963,248
Hankook Tire & Technology Co. Ltd. 15,084 441,223
HMM Co. Ltd. 239,002 2,882,892
Hyundai Engineering &
Construction Co. Ltd. 11,023 295,735
Hyundai Glovis Co. Ltd. 5,422 740,028
Hyundai Mobis Co. Ltd. 9,816 1,747,036
Hyundai Steel Co. 45,236 1,272,503
Industrial Bank of Korea 282,346 2,342,851
KB Financial Group, Inc. 33,645 1,372,275
Kia Corp. 120,025 7,224,337
Korea Investment Holdings Co. Ltd. 9,250 363,196
Kumho Petrochemical Co. Ltd. 5,995 594,853
LG Electronics, Inc. 41,896 3,126,173
LG Uplus Corp. 12,221 93,844
Meritz Financial Group, Inc. 9,762 399,510
POSCO Holdings, Inc. 10,885 4,288,351
Posco International Corp. 80,796 4,244,719
Samsung Electronics Co. Ltd. 288,610 14,590,428
SD Biosensor, Inc. 36,661 309,239
Shinhan Financial Group Co. Ltd. 45,039 1,185,345
Woori Financial Group, Inc. 580,738 5,264,436
62,813,423
—
Taiwan - 14.5%
Accton Technology Corp. 84,000 1,288,743
ASE Technology Holding Co. Ltd. 1,286,000 4,389,713
Catcher Technology Co. Ltd. 320,000 1,811,010
Compal Electronics, Inc. 297,000 283,015
eMemory Technology, Inc. 31,000 1,946,297
Evergreen Marine Corp. Taiwan
Ltd. 579,000 2,082,258
Hon Hai Precision Industry Co. Ltd. 1,748,000 5,634,217
Inventec Corp. 327,000 498,537
Lite-On Technology Corp. 1,493,000 5,636,685
MediaTek, Inc. 132,000 3,017,899
Micro-Star International Co. Ltd. 233,000 1,185,345
Nien Made Enterprise Co. Ltd. 28,000 268,815
Novatek Microelectronics Corp. 234,000 3,072,795
Pegatron Corp. 61,000 144,818
Pou Chen Corp. 2,240,000 1,990,340
Quanta Computer, Inc. 532,000 3,981,547
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 307,647 26,734,523
Uni-President Enterprises Corp. 398,000 865,037
United Microelectronics Corp. 2,507,000 3,520,245
Wistron Corp. 891,000 2,821,671
Wiwynn Corp. 18,000 839,352
Zhen Ding Technology Holding Ltd. 204,000 622,811
72,635,673
—
INVESTMENTS SHARES VALUE ($)
Thailand - 2.3%
Bumrungrad Hospital PCL, NVDR 238,000 1,747,476
Kasikornbank PCL, NVDR 109,500 377,952
Krung Thai Bank PCL, NVDR 5,814,400 3,026,641
PTT Exploration & Production PCL,
NVDR 1,137,800 5,309,138
SCB X PCL, NVDR 359,000 1,008,486
11,469,693
—
Turkey - 0.7%
Akbank TAS 844,564 1,028,769
Haci Omer Sabanci Holding A/S 70,210 152,721
Turkiye Is Bankasi A/S, Class C 230,109 215,503
Yapi ve Kredi Bankasi A/S 2,977,514 1,998,855
3,395,848
—
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC 101,495 239,020
Aldar Properties PJSC 169,128 265,277
Emaar Properties PJSC 287,128 628,361
Emirates NBD Bank PJSC 198,616 962,518
Emirates Telecommunications
Group Co. PJSC 285,825 1,590,576
First Abu Dhabi Bank PJSC 328,386 1,216,018
4,901,770
—
TOTAL COMMON STOCKS
(Cost $420,611,569) 466,048,260
PREFERRED STOCKS - 2.0%
Brazil - 2.0%
Petroleo Brasileiro SA (Preference)
(1)
(Cost $8,488,391) 1,488,000 10,254,413
NO. OF
RIGHTS
RIGHTS - 0.0% †
South Korea - 0.0% †
CosmoAM&T Co. Ltd., expiring
11/7/2023 *
(Cost $–) 282 5,388
SHARES
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
Limited Purpose Cash Investment
Fund, 5.36% (1)(d)
(Cost $24,411,923) 24,424,757 24,417,430
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $453,511,883) 500,725,491
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% †‡ (135,661)
NET ASSETS - 100.0% 500,589,830

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2023
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 28,584,569 5.7%
Consumer Discretionary 55,834,964 11.2
Consumer Staples 26,569,424 5.3
Energy 52,277,535 10.4
Financials 86,206,008 17.2
Health Care 18,145,361 3.6
Industrials 38,925,943 7.8
Information Technology 101,981,211 20.4
Materials 45,463,604 9.1
Real Estate 6,122,494 1.2
Utilities 16,196,948 3.2
Investment Companies 24,417,430 4.9
Total Investments In Securities
At Value 500,725,491 100.0
Liabilities in Excess of Other
Assets ‡ (135,661) (0.0)†
Net Assets
$ 500,589,830 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $20,304,273, which represents
4.06% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $5,890,065, which represents 1.18% of net assets of the Fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 455 12/2023 USD $ 21,737,625 $ (738,700)
$ (738,700)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
JPMS
Cash $ – $ 1,345,610 $ 1,345,610

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. *
3,159 628,609
Boeing Co. (The) *
18,554 3,556,431
BWX Technologies, Inc.
26,100 1,956,978
Curtiss-Wright Corp.
6,128 1,198,821
Hexcel Corp.
4,221 274,956
Howmet Aerospace, Inc.
17,600 814,000
Lockheed Martin Corp.
5,283 2,160,536
Northrop Grumman Corp.
5,286 2,326,844
TransDigm Group, Inc. *
887 747,856
13,665,031
Automobiles - 0.1%
Tesla, Inc. * 3,523 881,525
Banks - 2.0%
Commerce Bancshares, Inc.
6,828 327,607
First Citizens BancShares, Inc.,
Class A 646 891,545
JPMorgan Chase & Co.
79,168 11,480,943
12,700,095
Beverages - 1.0%
Celsius Holdings, Inc. *
7,195 1,234,662
Constellation Brands, Inc., Class A
4,147 1,042,265
Molson Coors Beverage Co., Class
B 17,732 1,127,578
Monster Beverage Corp. *
23,264 1,231,829
PepsiCo, Inc.
9,530 1,614,763
6,251,097
Biotechnology - 1.5%
AbbVie, Inc.
4,217 628,586
Alnylam Pharmaceuticals, Inc. *
1,698 300,716
Apellis Pharmaceuticals, Inc. *
4,630 176,125
Biogen, Inc. *
3,325 854,558
Exact Sciences Corp. *
14,112 962,721
Karuna Therapeutics, Inc. *
4,063 687,013
Regeneron Pharmaceuticals, Inc. *
682 561,259
Roivant Sciences Ltd. *
106,750 1,246,840
Sarepta Therapeutics, Inc. *
4,808 582,826
United Therapeutics Corp. *
4,751 1,073,108
Vertex Pharmaceuticals, Inc. *
6,713 2,334,378
9,408,130
Building Products - 1.2%
A O Smith Corp.
4,045 267,496
AZEK Co., Inc. (The), Class A *
11,702 348,017
Builders FirstSource, Inc. *
15,066 1,875,566
Fortune Brands Innovations, Inc.
5,581 346,915
Johnson Controls International plc
15,581 829,065
Lennox International, Inc.
2,414 903,898
Trane Technologies plc
17,060 3,461,645
8,032,602
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.7%
Ameriprise Financial, Inc.
7,144 2,355,234
BlackRock, Inc.
365 235,969
CME Group, Inc.
4,233 847,531
FactSet Research Systems, Inc.
1,562 683,000
Goldman Sachs Group, Inc. (The)
1,046 338,454
Intercontinental Exchange, Inc.
4,335 476,937
Jefferies Financial Group, Inc.
24,961 914,321
LPL Financial Holdings, Inc.
11,275 2,679,504
MarketAxess Holdings, Inc.
2,251 480,904
Moody's Corp.
2,295 725,610
Morgan Stanley
39,144 3,196,891
MSCI, Inc., Class A
5,391 2,766,014
Nasdaq, Inc.
11,442 555,967
S&P Global, Inc.
3,044 1,112,308
17,368,644
Chemicals - 1.0%
Air Products and Chemicals, Inc.
1,700 481,780
Albemarle Corp.
2,733 464,719
Chemours Co. (The)
9,696 271,973
Element Solutions, Inc.
38,953 763,868
FMC Corp.
5,265 352,597
Linde plc
2,543 946,886
Olin Corp.
20,966 1,047,881
Sherwin-Williams Co. (The)
7,860 2,004,693
Westlake Corp.
2,018 251,584
6,585,981
Commercial Services & Supplies - 0.9%
Cintas Corp.
5,774 2,777,352
Clean Harbors, Inc. *
5,043 843,996
Copart, Inc. *
34,720 1,496,085
Rollins, Inc.
19,873 741,859
5,859,292
Communications Equipment - 1.8%
Arista Networks, Inc. *
16,813 3,092,415
Cisco Systems, Inc.
107,501 5,779,254
Motorola Solutions, Inc.
7,807 2,125,377
Ubiquiti, Inc.
5,003 726,936
11,723,982
Construction & Engineering - 1.1%
AECOM
10,247 850,911
EMCOR Group, Inc.
4,817 1,013,448
MasTec, Inc. *
3,706 266,721
Quanta Services, Inc.
22,005 4,116,475
WillScot Mobile Mini Holdings
Corp. * 14,176 589,580
6,837,135
Construction Materials - 0.1%
Eagle Materials, Inc. 4,466 743,678

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.1%
Capital One Financial Corp.
3,365 326,573
OneMain Holdings, Inc.
11,245 450,812
777,385
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores, Inc.
5,748 1,560,697
Costco Wholesale Corp.
6,245 3,528,175
Target Corp.
6,260 692,168
Walmart, Inc.
38,021 6,080,699
11,861,739
Containers & Packaging - 0.2%
Avery Dennison Corp.
4,365 797,355
Packaging Corp. of America
3,115 478,308
1,275,663
Distributors - 0.1%
LKQ Corp. 10,484 519,063
Diversified Telecommunication Services - 0.0% †
Iridium Communications, Inc. 4,138 188,238
Electric Utilities - 0.5%
Constellation Energy Corp.
16,274 1,775,168
NextEra Energy, Inc.
7,476 428,300
PG&E Corp. *
75,881 1,223,960
3,427,428
Electrical Equipment - 1.8%
AMETEK, Inc.
5,400 797,904
Eaton Corp. plc
20,081 4,282,876
Emerson Electric Co.
5,612 541,951
Hubbell, Inc., Class B
5,747 1,801,167
nVent Electric plc
17,295 916,462
Rockwell Automation, Inc.
2,569 734,400
Vertiv Holdings Co., Class A
73,990 2,752,428
11,827,188
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A
13,224 1,110,684
Avnet, Inc.
5,803 279,646
Corning, Inc.
11,812 359,912
Crane NXT Co.
4,102 227,948
Jabil, Inc.
15,290 1,940,148
Keysight Technologies, Inc. *
1,638 216,724
TD SYNNEX Corp.
8,953 894,047
Zebra Technologies Corp., Class
A * 3,165 748,617
5,777,726
Energy Equipment & Services - 0.3%
TechnipFMC plc (United Kingdom) 84,183 1,712,282
Entertainment - 1.1%
Electronic Arts, Inc.
6,096 733,958
Madison Square Garden Sports
Corp., Class A 1,861 328,094
Netflix, Inc. *
13,192 4,981,299
ROBLOX Corp., Class A *
7,286 211,003
INVESTMENTS SHARES VALUE ($)
Entertainment - 1.1% (continued)
Spotify Technology SA *
6,868 1,062,068
7,316,422
Financial Services - 3.6%
Berkshire Hathaway, Inc., Class B *
32,232 11,290,870
Fiserv, Inc. *
6,637 749,716
Mastercard, Inc., Class A
11,061 4,379,160
Shift4 Payments, Inc., Class A *
12,030 666,101
Toast, Inc., Class A *
26,636 498,892
UWM Holdings Corp., Class A
114,882 557,178
Visa, Inc., Class A
20,234 4,654,022
WEX, Inc. *
1,065 200,316
22,996,255
Food Products - 0.4%
Archer-Daniels-Midland Co.
10,287 775,845
Bunge Ltd.
2,175 235,444
Hershey Co. (The)
1,784 356,943
Lamb Weston Holdings, Inc.
14,487 1,339,468
2,707,700
Ground Transportation - 2.0%
CSX Corp.
31,383 965,027
JB Hunt Transport Services, Inc.
2,681 505,422
Norfolk Southern Corp.
2,500 492,325
Old Dominion Freight Line, Inc.
11,852 4,849,127
Saia, Inc. *
1,781 709,996
Uber Technologies, Inc. *
76,032 3,496,712
Union Pacific Corp.
5,640 1,148,473
XPO, Inc. *
8,105 605,119
12,772,201
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories
6,204 600,857
Boston Scientific Corp. *
17,375 917,400
Dexcom, Inc. *
25,996 2,425,427
Edwards Lifesciences Corp. *
9,810 679,637
Hologic, Inc. *
8,007 555,686
IDEXX Laboratories, Inc. *
5,192 2,270,306
Inspire Medical Systems, Inc. *
1,495 296,668
Insulet Corp. *
4,343 692,665
Intuitive Surgical, Inc. *
5,164 1,509,385
Penumbra, Inc. *
3,320 803,141
Shockwave Medical, Inc. *
867 172,620
Stryker Corp.
1,647 450,076
11,373,868
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.
33,833 2,937,381
Cencora, Inc.
13,268 2,387,842
Elevance Health, Inc.
3,564 1,551,837
HCA Healthcare, Inc.
6,500 1,598,870
McKesson Corp.
5,563 2,419,070
Molina Healthcare, Inc. *
2,619 858,744
UnitedHealth Group, Inc.
11,735 5,916,670
17,670,414

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 2,142,532
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc., Class A *
2,502 343,299
Aramark
9,846 341,656
Booking Holdings, Inc. *
943 2,908,165
Carnival Corp. *
13,015 178,566
Chipotle Mexican Grill, Inc., Class
A * 2,068 3,788,224
Domino's Pizza, Inc.
1,642 621,973
DraftKings, Inc., Class A *
44,970 1,323,917
Hyatt Hotels Corp., Class A
2,419 256,608
Las Vegas Sands Corp.
47,268 2,166,765
McDonald's Corp.
19,626 5,170,273
MGM Resorts International
8,360 307,314
Norwegian Cruise Line Holdings
Ltd. * 16,696 275,150
Royal Caribbean Cruises Ltd. *
20,267 1,867,401
Starbucks Corp.
22,493 2,052,936
Texas Roadhouse, Inc., Class A
2,506 240,827
Wendy's Co. (The)
9,849 201,018
Wingstop, Inc.
5,621 1,010,881
Wynn Resorts Ltd.
10,256 947,757
Yum! Brands, Inc.
9,288 1,160,443
25,163,173
Household Durables - 1.1%
DR Horton, Inc.
7,655 822,683
Garmin Ltd.
12,279 1,291,751
Lennar Corp., Class A
4,926 552,845
PulteGroup, Inc.
16,964 1,256,184
Tempur Sealy International, Inc.
26,961 1,168,490
Toll Brothers, Inc.
19,559 1,446,584
TopBuild Corp. *
954 240,026
6,778,563
Industrial Conglomerates - 1.0%
General Electric Co.
46,821 5,176,062
Honeywell International, Inc.
5,345 987,435
6,163,497
Insurance - 2.5%
American International Group, Inc.
17,195 1,042,017
Arch Capital Group Ltd. *
31,556 2,515,329
Arthur J Gallagher & Co.
7,060 1,609,186
Assured Guaranty Ltd.
21,907 1,325,812
Axis Capital Holdings Ltd.
7,593 428,017
Everest Group Ltd.
5,939 2,207,348
Kinsale Capital Group, Inc.
1,744 722,243
Progressive Corp. (The)
14,432 2,010,377
Reinsurance Group of America,
Inc. 1,426 207,041
Unum Group
57,219 2,814,603
White Mountains Insurance Group
Ltd. 1,012 1,513,638
16,395,611
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 3.8%
Alphabet, Inc., Class A *
39,020 5,106,157
Meta Platforms, Inc., Class A *
64,629 19,402,272
24,508,429
IT Services - 1.1%
Accenture plc, Class A
16,271 4,996,987
Cloudflare, Inc., Class A *
3,196 201,476
EPAM Systems, Inc. *
1,145 292,765
Gartner, Inc. *
1,255 431,230
Kyndryl Holdings, Inc. *
15,869 239,622
MongoDB, Inc., Class A *
1,641 567,556
Snowflake, Inc., Class A *
1,830 279,569
7,009,205
Leisure Products - 0.0% †
Brunswick Corp. 2,583 204,057
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.
4,263 476,689
Danaher Corp.
5,035 1,249,184
IQVIA Holdings, Inc. *
2,990 588,282
Revvity, Inc.
3,225 357,007
Thermo Fisher Scientific, Inc.
9,619 4,868,849
7,540,011
Machinery - 3.4%
AGCO Corp.
1,552 183,571
Allison Transmission Holdings, Inc.
42,745 2,524,520
Caterpillar, Inc.
7,159 1,954,407
Cummins, Inc.
6,259 1,429,931
Deere & Co.
9,793 3,695,682
Esab Corp.
4,268 299,699
Illinois Tool Works, Inc.
7,323 1,686,560
Ingersoll Rand, Inc.
12,974 826,703
Lincoln Electric Holdings, Inc.
9,912 1,801,903
PACCAR, Inc.
33,987 2,889,575
Parker-Hannifin Corp.
4,198 1,635,205
Snap-on, Inc.
1,899 484,359
Timken Co. (The)
13,438 987,559
Westinghouse Air Brake
Technologies Corp. 6,146 653,135
Xylem, Inc.
6,645 604,894
21,657,703
Media - 0.3%
Trade Desk, Inc. (The), Class A * 22,419 1,752,045
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.
36,034 1,343,708
Nucor Corp.
15,627 2,443,281
Reliance Steel & Aluminum Co.
4,895 1,283,616
Steel Dynamics, Inc.
12,307 1,319,557
6,390,162
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.
4,455 739,352
Devon Energy Corp.
4,092 195,189
Diamondback Energy, Inc.
3,302 511,414

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.8% (continued)
Exxon Mobil Corp.
93,035 10,939,055
Marathon Oil Corp.
42,078 1,125,587
Marathon Petroleum Corp.
10,789 1,632,807
Occidental Petroleum Corp.
5,855 379,872
Targa Resources Corp.
32,374 2,775,099
18,298,375
Passenger Airlines - 0.3%
Delta Air Lines, Inc.
24,324 899,988
United Airlines Holdings, Inc. *
27,653 1,169,722
2,069,710
Personal Care Products - 0.3%
Coty, Inc., Class A *
109,513 1,201,358
Estee Lauder Cos., Inc. (The),
Class A 4,242 613,181
1,814,539
Pharmaceuticals - 3.6%
Eli Lilly & Co.
31,931 17,151,098
Merck & Co., Inc.
45,781 4,713,154
Zoetis, Inc., Class A
6,713 1,167,928
23,032,180
Professional Services - 1.1%
Automatic Data Processing, Inc.
3,597 865,366
Booz Allen Hamilton Holding Corp.,
Class A 18,188 1,987,403
CACI International, Inc., Class A *
2,930 919,815
Ceridian HCM Holding, Inc. *
3,060 207,621
Paycom Software, Inc.
4,696 1,217,532
Paylocity Holding Corp. *
2,792 507,306
Science Applications International
Corp. 2,438 257,307
Verisk Analytics, Inc., Class A
4,134 976,616
6,938,966
Real Estate Management & Development - 0.4%
CoStar Group, Inc. *
29,300 2,252,877
Zillow Group, Inc., Class C *
12,548 579,216
2,832,093
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. *
23,683 2,435,086
Allegro MicroSystems, Inc. (Japan)
* 32,934 1,051,912
Analog Devices, Inc.
3,373 590,579
Applied Materials, Inc.
3,864 534,971
Broadcom, Inc.
11,649 9,675,426
Enphase Energy, Inc. *
2,626 315,514
First Solar, Inc. *
7,577 1,224,367
GLOBALFOUNDRIES, Inc. *
8,264 480,882
KLA Corp.
9,827 4,507,252
Lam Research Corp.
3,747 2,348,507
Lattice Semiconductor Corp. *
33,023 2,837,666
Marvell Technology, Inc.
8,850 479,051
Microchip Technology, Inc.
35,573 2,776,473
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 10.4% (continued)
Monolithic Power Systems, Inc.
3,021 1,395,702
NVIDIA Corp.
67,713 29,454,478
ON Semiconductor Corp. *
38,112 3,542,510
Skyworks Solutions, Inc.
3,632 358,079
Teradyne, Inc.
9,768 981,293
Texas Instruments, Inc.
12,751 2,027,537
67,017,285
Software - 14.3%
Adobe, Inc. *
6,121 3,121,098
Autodesk, Inc. *
3,076 636,455
Bentley Systems, Inc., Class B
7,313 366,820
Cadence Design Systems, Inc. *
15,781 3,697,488
Confluent, Inc., Class A *
9,712 287,572
DoubleVerify Holdings, Inc. *
22,951 641,481
Dynatrace, Inc. *
12,005 560,994
Fair Isaac Corp. *
2,362 2,051,468
Fortinet, Inc. *
14,380 843,818
HubSpot, Inc. *
2,876 1,416,430
Intuit, Inc.
2,897 1,480,193
Manhattan Associates, Inc. *
7,537 1,489,763
Microsoft Corp.
149,398 47,172,419
New Relic, Inc. *
8,681 743,267
Nutanix, Inc., Class A *
35,692 1,244,937
Oracle Corp.
79,486 8,419,157
Palantir Technologies, Inc., Class
A * 63,626 1,018,016
Palo Alto Networks, Inc. *
8,911 2,089,095
Procore Technologies, Inc. *
7,604 496,693
Salesforce, Inc. *
24,942 5,057,739
ServiceNow, Inc. *
4,353 2,433,153
Smartsheet, Inc., Class A *
14,973 605,808
Synopsys, Inc. *
9,326 4,280,354
Teradata Corp. *
7,734 348,185
Workday, Inc., Class A *
7,560 1,624,266
92,126,669
Specialized REITs - 0.2%
American Tower Corp., REIT
4,094 673,258
Digital Realty Trust, Inc., REIT
3,200 387,264
Iron Mountain, Inc., REIT
5,659 336,428
1,396,950
Specialty Retail - 3.0%
AutoNation, Inc. *
15,844 2,398,782
AutoZone, Inc. *
568 1,442,714
Best Buy Co., Inc.
3,192 221,748
Dick's Sporting Goods, Inc.
13,709 1,488,523
Five Below, Inc. *
3,268 525,821
Floor & Decor Holdings, Inc., Class
A * 3,978 360,009
Home Depot, Inc. (The)
6,141 1,855,565
Lowe's Cos., Inc.
8,816 1,832,317
O'Reilly Automotive, Inc. *
1,446 1,314,212
Penske Automotive Group, Inc.
6,522 1,089,565
Ross Stores, Inc.
7,714 871,296

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.0% (continued)
TJX Cos., Inc. (The)
40,479 3,597,774
Tractor Supply Co.
7,711 1,565,719
Ulta Beauty, Inc. *
1,053 420,621
Williams-Sonoma, Inc.
2,811 436,829
19,421,495
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.
233,293 39,942,095
Hewlett Packard Enterprise Co.
123,213 2,140,210
HP, Inc.
17,380 446,666
Pure Storage, Inc., Class A *
31,673 1,128,192
43,657,163
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. *
10,420 919,357
Deckers Outdoor Corp. *
2,748 1,412,719
Lululemon Athletica, Inc. *
4,362 1,682,031
NIKE, Inc., Class B
4,315 412,600
PVH Corp.
4,285 327,845
4,754,552
Trading Companies & Distributors - 1.4%
Fastenal Co.
25,858 1,412,881
Ferguson plc
1,306 214,798
MSC Industrial Direct Co., Inc.,
Class A 3,123 306,522
United Rentals, Inc.
6,146 2,732,327
Watsco, Inc.
3,619 1,366,969
WESCO International, Inc.
6,875 988,763
WW Grainger, Inc.
2,779 1,922,623
8,944,883
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. * 17,442 2,442,752
TOTAL COMMON STOCKS
(Cost $422,435,654) 632,713,364
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 5.36% (a)
(Cost $12,080,902) 12,089,274 12,085,647
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $434,516,556) 644,799,011
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% †‡ (4,968)
NET ASSETS - 100.0% 644,794,043
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 36,207,886 5.6%
Consumer Discretionary 57,722,427 9.1
Consumer Staples 22,635,075 3.5
Energy 20,010,657 3.1
Financials 70,237,990 10.9
Health Care 71,167,135 11.0
Industrials 104,768,209 16.2
Information Technology 227,312,030 35.3
Materials 14,995,484 2.3
Real Estate 4,229,043 0.6
Utilities 3,427,428 0.5
Investment Companies 12,085,647 1.9
Total Investments In Securities
At Value 644,799,011 100.0
Liabilities in Excess of Other
Assets ‡ (4,968) (0.0)†
Net Assets
$ 644,794,043 100.0%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 58 12/2023 USD $ 12,543,950 $ (522,106)
$ (522,106)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
BARC
Cash $ – $ 1,202,783 $ 1,202,783

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.9%
AeroVironment, Inc. *
2,608 290,870
AerSale Corp. *
4,452 66,513
Archer Aviation, Inc., Class A *
10,579 53,530
Astronics Corp. *
6,528 103,534
Moog, Inc., Class A
700 79,072
Parsons Corp. *
11,101 603,339
Rocket Lab USA, Inc. *
39,431 172,708
V2X, Inc. *
1,074 55,483
1,425,049
Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A * 1,409 110,663
Automobile Components - 1.6%
Adient plc *
7,006 257,120
American Axle & Manufacturing
Holdings, Inc. * 8,121 58,958
Cooper-Standard Holdings, Inc. *
8,956 120,189
Dorman Products, Inc. *
617 46,744
Fox Factory Holding Corp. *
2,191 217,084
Gentherm, Inc. *
6,272 340,319
LCI Industries
631 74,092
Modine Manufacturing Co. *
12,569 575,032
Patrick Industries, Inc.
1,211 90,898
Visteon Corp. *
3,327 459,359
XPEL, Inc. *(a)
3,264 251,687
2,491,482
Banks - 1.5%
Amerant Bancorp, Inc., Class A
2,463 42,955
Bancorp, Inc. (The) *
9,159 315,986
Byline Bancorp, Inc.
2,321 45,747
Capital City Bank Group, Inc.
1,610 48,026
City Holding Co.
1,034 93,422
Coastal Financial Corp. *
4,969 213,220
Equity Bancshares, Inc., Class A
289 6,956
Esquire Financial Holdings, Inc.
5,363 245,035
Farmers & Merchants Bancorp,
Inc. 473 8,292
First BanCorp
15,026 202,250
First Business Financial Services,
Inc. 2,889 86,699
Greene County Bancorp, Inc.
5,254 126,359
HomeTrust Bancshares, Inc.
2,126 46,070
International Bancshares Corp.
2,345 101,632
Lakeland Financial Corp.
3,632 172,375
Northeast Bank
3,021 133,226
OFG Bancorp
1,958 58,466
ServisFirst Bancshares, Inc.
3,023 157,710
Southern Missouri Bancorp, Inc.
164 6,345
Stock Yards Bancorp, Inc.
1,090 42,826
Triumph Financial, Inc. *
2,989 193,657
2,347,254
INVESTMENTS SHARES VALUE ($)
Beverages - 0.9%
Coca-Cola Consolidated, Inc.
1,075 684,044
MGP Ingredients, Inc.
2,523 266,126
National Beverage Corp. *
4,567 214,740
Vita Coco Co., Inc. (The) *
12,787 332,974
1,497,884
Biotechnology - 8.7%
4D Molecular Therapeutics, Inc. *
8,820 112,279
89bio, Inc. *
17,299 267,097
ACADIA Pharmaceuticals, Inc. *
13,129 273,608
ADMA Biologics, Inc. *
75,240 269,359
Agios Pharmaceuticals, Inc. *
1,839 45,515
Akero Therapeutics, Inc. *
8,095 409,445
Aldeyra Therapeutics, Inc. *
20,910 139,679
Alkermes plc *
7,393 207,078
Allakos, Inc. *
18,121 41,135
Amicus Therapeutics, Inc. *
24,605 299,197
AnaptysBio, Inc. *
2,388 42,888
Anavex Life Sciences Corp. *
8,290 54,299
Arcellx, Inc. *
9,563 343,120
Arcturus Therapeutics Holdings,
Inc. * 3,836 98,010
Arcus Biosciences, Inc. *
2,241 40,226
Ardelyx, Inc. *
52,042 212,331
Arrowhead Pharmaceuticals, Inc. *
2,624 70,507
Astria Therapeutics, Inc. *
12,786 95,384
Avid Bioservices, Inc. *
8,152 76,955
Avita Medical, Inc. *
10,216 149,256
BioCryst Pharmaceuticals, Inc. *
9,695 68,641
Biomea Fusion, Inc. *
10,621 146,145
BioVie, Inc. *
14,776 50,386
Bluebird Bio, Inc. *
13,429 40,824
Bridgebio Pharma, Inc. *
21,525 567,614
Cabaletta Bio, Inc. *
14,516 220,934
Catalyst Pharmaceuticals, Inc. *
18,108 211,682
Celldex Therapeutics, Inc. *
5,908 162,588
Cerevel Therapeutics Holdings,
Inc. * 3,007 65,643
Cogent Biosciences, Inc. *
6,997 68,221
Cue Biopharma, Inc. *
23,866 54,892
Cytokinetics, Inc. *
5,128 151,071
Day One Biopharmaceuticals, Inc.
* 3,316 40,687
Deciphera Pharmaceuticals, Inc. *
5,427 69,031
Dynavax Technologies Corp. *
4,264 62,979
Dyne Therapeutics, Inc. *
11,612 104,044
Entrada Therapeutics, Inc. *
4,472 70,658
Geron Corp. *
75,655 160,389
Halozyme Therapeutics, Inc. *
5,321 203,262
Ideaya Biosciences, Inc. *
10,259 276,788
ImmunoGen, Inc. *
33,527 532,073
Immunovant, Inc. *
24,925 956,871
Inhibrx, Inc. *
6,589 120,908
Inozyme Pharma, Inc. *
19,647 82,517
Insmed, Inc. *
3,513 88,703
Intellia Therapeutics, Inc. *
1,577 49,865

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.7% (continued)
Keros Therapeutics, Inc. *
1,624 51,773
Kiniksa Pharmaceuticals Ltd.,
Class A * 9,694 168,385
Krystal Biotech, Inc. *
4,005 464,580
Kymera Therapeutics, Inc. *
2,523 35,070
Lexicon Pharmaceuticals, Inc. *
29,461 32,112
MacroGenics, Inc. *
27,519 128,239
Madrigal Pharmaceuticals, Inc. *
2,125 310,335
MannKind Corp. *
39,025 161,173
MiMedx Group, Inc. *
21,408 156,064
Mirum Pharmaceuticals, Inc. *
8,122 256,655
Morphic Holding, Inc. *
7,211 165,204
Nuvalent, Inc., Class A *
9,153 420,763
Olema Pharmaceuticals, Inc. *
10,028 123,846
ORIC Pharmaceuticals, Inc. *
11,169 67,572
PDL BioPharma, Inc. (3)*(b)
34,242 2,791
PDS Biotechnology Corp. *
22,392 113,080
Point Biopharma Global, Inc. *
7,099 47,350
ProKidney Corp. *
5,985 27,411
Protagonist Therapeutics, Inc. *
10,194 170,036
Prothena Corp. plc (Ireland) *
7,293 351,887
PTC Therapeutics, Inc. *
2,436 54,591
RAPT Therapeutics, Inc. *
4,044 67,211
Recursion Pharmaceuticals, Inc.,
Class A * 5,689 43,521
Reneo Pharmaceuticals, Inc. *
9,034 68,794
Replimune Group, Inc. *
2,416 41,338
REVOLUTION Medicines, Inc. *
7,395 204,694
Rhythm Pharmaceuticals, Inc. *
10,245 234,867
Rocket Pharmaceuticals, Inc. *
9,050 185,434
Sage Therapeutics, Inc. *
2,299 47,313
Scholar Rock Holding Corp. *
10,362 73,570
Seres Therapeutics, Inc. *
15,031 35,774
Syndax Pharmaceuticals, Inc. *
6,253 90,794
Tenaya Therapeutics, Inc. *
14,551 37,105
TG Therapeutics, Inc. *
17,128 143,190
UroGen Pharma Ltd. *
4,596 64,390
Vaxcyte, Inc. *
11,697 596,313
Veracyte, Inc. *
4,860 108,524
Vericel Corp. *
1,502 50,347
Viking Therapeutics, Inc. *
19,449 215,300
Viridian Therapeutics, Inc. *
7,390 113,363
Voyager Therapeutics, Inc. *
5,817 45,082
X4 Pharmaceuticals, Inc. *
61,275 66,790
13,717,415
Broadline Retail - 0.4%
Dillard's, Inc., Class A 2,085 689,739
Building Products - 2.5%
AAON, Inc.
13,309 756,883
American Woodmark Corp. *
1,146 86,649
CSW Industrials, Inc.
2,599 455,449
Gibraltar Industries, Inc. *
4,314 291,238
Griffon Corp.
13,068 518,408
Janus International Group, Inc. *
7,069 75,638
INVESTMENTS SHARES VALUE ($)
Building Products - 2.5% (continued)
JELD-WEN Holding, Inc. *
3,526 47,107
Masonite International Corp. *
549 51,178
PGT Innovations, Inc. *
3,898 108,169
Simpson Manufacturing Co., Inc.
4,998 748,750
UFP Industries, Inc.
7,524 770,458
3,909,927
Capital Markets - 1.4%
Artisan Partners Asset
Management, Inc., Class A 1,872 70,050
AssetMark Financial Holdings,
Inc. * 2,296 57,584
B Riley Financial, Inc.
5,060 207,409
BGC Group, Inc., Class A
27,013 142,629
Brightsphere Investment Group,
Inc. 8,653 167,782
Diamond Hill Investment Group,
Inc. 409 68,945
Donnelley Financial Solutions,
Inc. * 10,709 602,702
Hamilton Lane, Inc., Class A
1,672 151,216
Piper Sandler Cos.
573 83,263
PJT Partners, Inc., Class A
4,258 338,255
StoneX Group, Inc. *
2,364 229,119
Virtus Investment Partners, Inc.
748 151,088
2,270,042
Chemicals - 1.1%
AdvanSix, Inc.
5,786 179,829
Cabot Corp.
682 47,242
Core Molding Technologies, Inc. *
2,986 85,071
Hawkins, Inc.
8,373 492,751
HB Fuller Co.
3,784 259,620
Innospec, Inc.
2,729 278,904
LSB Industries, Inc. *
5,326 54,485
Orion SA (Germany)
2,575 54,796
PureCycle Technologies, Inc. *
8,147 45,705
Quaker Chemical Corp.
1,140 182,400
Rayonier Advanced Materials,
Inc. * 20,110 71,189
1,751,992
Commercial Services & Supplies - 1.0%
ACV Auctions, Inc., Class A *
23,147 351,371
Casella Waste Systems, Inc., Class
A * 5,063 386,307
CECO Environmental Corp. *
7,836 125,141
Cimpress plc (Ireland) *
3,510 245,735
CoreCivic, Inc. *
6,129 68,951
Ennis, Inc.
3,848 81,655
Enviri Corp. *
10,232 73,875
GEO Group, Inc. (The) *
12,167 99,526
Quad/Graphics, Inc. *
12,590 63,328
VSE Corp.
1,211 61,083
1,556,972

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.2%
Aviat Networks, Inc. *
3,954 123,365
Calix, Inc. *
12,643 579,555
Digi International, Inc. *
7,485 202,095
Extreme Networks, Inc. *
35,272 853,935
Harmonic, Inc. *
13,508 130,082
1,889,032
Construction & Engineering - 2.8%
Ameresco, Inc., Class A *
6,895 265,871
API Group Corp. *
9,855 255,540
Arcosa, Inc.
4,266 306,725
Bowman Consulting Group Ltd. *
2,635 73,859
Comfort Systems USA, Inc.
5,664 965,202
Construction Partners, Inc., Class
A * 7,244 264,841
Dycom Industries, Inc. *
1,693 150,677
Fluor Corp. *
22,723 833,934
IES Holdings, Inc. *
1,437 94,655
Limbach Holdings, Inc. *
9,483 300,896
MYR Group, Inc. *
3,261 439,452
Primoris Services Corp.
1,439 47,099
Sterling Infrastructure, Inc. *
5,639 414,354
4,413,105
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
5,792 180,363
United States Lime & Minerals, Inc.
312 62,712
243,075
Consumer Finance - 0.8%
Enova International, Inc. *
1,569 79,815
FirstCash Holdings, Inc.
3,046 305,757
Nelnet, Inc., Class A
4,502 402,119
NerdWallet, Inc., Class A *
5,973 53,100
PROG Holdings, Inc. *
5,946 197,467
Upstart Holdings, Inc. *
6,504 185,624
1,223,882
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc. (The)
2,418 124,551
Ingles Markets, Inc., Class A
650 48,965
Natural Grocers by Vitamin
Cottage, Inc. 52 671
Sprouts Farmers Market, Inc. *
13,587 581,524
United Natural Foods, Inc. *
4,043 57,168
812,879
Containers & Packaging - 0.3%
Greif, Inc., Class A
2,141 143,040
O-I Glass, Inc. *
19,223 321,601
464,641
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. *
2,947 126,279
Carriage Services, Inc., Class A
4,476 126,447
Duolingo, Inc., Class A *
5,107 847,098
Frontdoor, Inc. *
1,492 45,640
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.5% (continued)
Graham Holdings Co., Class B
85 49,555
Laureate Education, Inc., Class A
31,435 443,234
Nerdy, Inc. *
37,342 138,165
OneSpaWorld Holdings Ltd.
(Bahamas) * 4,450 49,929
Rover Group, Inc. *
7,388 46,249
Strategic Education, Inc.
1,623 122,131
Stride, Inc. *
2,402 108,162
Universal Technical Institute, Inc. *
10,821 90,680
WW International, Inc. *
8,121 89,899
2,283,468
Diversified REITs - 0.1%
Alexander & Baldwin, Inc., REIT
2,809 46,994
Armada Hoffler Properties, Inc.,
REIT 8,436 86,385
CTO Realty Growth, Inc., REIT
6,194 100,405
233,784
Diversified Telecommunication Services - 0.1%
Globalstar, Inc. *
48,967 64,147
IDT Corp., Class B *
4,805 105,950
Ooma, Inc. *
4,778 62,162
232,259
Electric Utilities - 0.3%
MGE Energy, Inc.
1,430 97,969
Otter Tail Corp.
5,512 418,471
516,440
Electrical Equipment - 2.3%
Allient, Inc.
1,453 44,927
Array Technologies, Inc. *
17,609 390,744
Atkore, Inc. *
6,623 988,085
Babcock & Wilcox Enterprises,
Inc. * 12,952 54,528
Bloom Energy Corp., Class A *
4,468 59,246
Encore Wire Corp.
2,255 411,447
EnerSys
1,543 146,076
Enovix Corp. *
7,966 99,973
Eos Energy Enterprises, Inc. *
30,646 65,889
Fluence Energy, Inc., Class A *
24,611 565,807
LSI Industries, Inc.
5,626 89,341
Powell Industries, Inc.
2,505 207,665
Preformed Line Products Co.
1,011 164,368
Shoals Technologies Group, Inc.,
Class A * 12,237 223,325
Vicor Corp. *
937 55,180
3,566,601
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries, Inc.
2,630 271,206
Arlo Technologies, Inc. *
15,963 164,419
Badger Meter, Inc.
6,447 927,530
Bel Fuse, Inc., Class B
3,458 165,016
Belden, Inc.
7,770 750,193
Daktronics, Inc. *
12,414 110,733

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 3.7%
(continued)
ePlus, Inc. *
2,840 180,397
Evolv Technologies Holdings, Inc. *
35,433 172,204
Fabrinet (Thailand) *
3,497 582,670
Insight Enterprises, Inc. *
5,291 769,840
Itron, Inc. *
2,891 175,137
Methode Electronics, Inc.
2,049 46,820
MicroVision, Inc. *
19,742 43,235
Mirion Technologies, Inc. *
6,577 49,130
Napco Security Technologies, Inc.
5,831 129,740
nLight, Inc. *
4,329 45,022
Novanta, Inc. *
2,619 375,669
OSI Systems, Inc. *
1,508 178,004
PC Connection, Inc.
2,647 141,297
Plexus Corp. *
546 50,767
Sanmina Corp. *
7,794 423,058
ScanSource, Inc. *
2,464 74,684
5,826,771
Energy Equipment & Services - 4.2%
Archrock, Inc.
18,523 233,390
Borr Drilling Ltd. (Mexico) *
29,294 207,987
ChampionX Corp.
15,050 536,081
Core Laboratories, Inc.
1,827 43,866
Diamond Offshore Drilling, Inc. *
31,886 468,087
Expro Group Holdings NV *
7,297 169,509
Helix Energy Solutions Group,
Inc. * 30,973 345,968
KLX Energy Services Holdings,
Inc. * 9,152 108,451
Nabors Industries Ltd. *
884 108,856
Noble Corp. plc
14,950 757,218
Oceaneering International, Inc. *
11,664 299,998
Oil States International, Inc. *
5,639 47,198
Patterson-UTI Energy, Inc.
9,247 127,978
RPC, Inc.
19,789 176,914
Select Water Solutions, Inc., Class
A 6,630 52,709
TETRA Technologies, Inc. *
26,845 171,271
Tidewater, Inc. *
11,571 822,351
US Silica Holdings, Inc. *
6,829 95,879
Valaris Ltd. *
7,875 590,468
Weatherford International plc *
13,308 1,202,112
6,566,291
Entertainment - 0.2%
Atlanta Braves Holdings, Inc.,
Class C * 6,684 238,819
Lions Gate Entertainment Corp.,
Class B * 6,358 50,038
Sphere Entertainment Co. *
1,380 51,281
340,138
Financial Services - 2.5%
A-Mark Precious Metals, Inc.
6,483 190,146
AvidXchange Holdings, Inc. *
6,214 58,909
Cantaloupe, Inc. *
7,262 45,388
INVESTMENTS SHARES VALUE ($)
Financial Services - 2.5% (continued)
Enact Holdings, Inc.
5,553 151,208
EVERTEC, Inc.
3,192 118,679
Federal Agricultural Mortgage
Corp., Class C 481 74,218
Flywire Corp. *
9,744 310,736
International Money Express, Inc. *
4,945 83,719
Merchants Bancorp
7,081 196,285
Mr Cooper Group, Inc. *
14,627 783,422
Payoneer Global, Inc. *
18,511 113,287
PennyMac Financial Services, Inc.
9,017 600,532
Remitly Global, Inc. *
20,018 504,854
StoneCo Ltd., Class A (Brazil) *
33,320 355,525
Walker & Dunlop, Inc.
2,868 212,920
Waterstone Financial, Inc.
6,106 66,861
3,866,689
Food Products - 1.1%
Alico, Inc.
2,522 62,949
Hostess Brands, Inc., Class A *
16,141 537,657
J & J Snack Foods Corp.
1,916 313,553
John B Sanfilippo & Son, Inc.
2,688 265,574
Lancaster Colony Corp.
2,135 352,339
TreeHouse Foods, Inc. *
3,313 144,381
1,676,453
Ground Transportation - 0.5%
ArcBest Corp.
1,589 161,522
Covenant Logistics Group, Inc.,
Class A 5,720 250,822
Daseke, Inc. *
11,915 61,124
Marten Transport Ltd.
12,088 238,254
PAM Transportation Services, Inc. *
1,984 42,755
754,477
Health Care Equipment & Supplies - 2.5%
Accuray, Inc. *
22,736 61,842
Alphatec Holdings, Inc. *
19,838 257,299
AtriCure, Inc. *
3,525 154,395
Axonics, Inc. *
983 55,166
CVRx, Inc. *
7,084 107,464
Glaukos Corp. *
1,936 145,684
Haemonetics Corp. *
7,107 636,645
iRadimed Corp.
2,123 94,197
Lantheus Holdings, Inc. *
8,979 623,861
LeMaitre Vascular, Inc.
1,424 77,580
Merit Medical Systems, Inc. *
3,331 229,906
OraSure Technologies, Inc. *
18,884 111,982
Outset Medical, Inc. *
3,677 40,006
PROCEPT BioRobotics Corp. *
1,353 44,392
RxSight, Inc. *
6,668 185,971
SI-BONE, Inc. *
5,049 107,241
STAAR Surgical Co. *
1,160 46,609
Tactile Systems Technology, Inc. *
7,649 107,468
TransMedics Group, Inc. *
6,067 332,168
Treace Medical Concepts, Inc. *
3,332 43,682
UFP Technologies, Inc. *
2,205 355,997

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.5% (continued)
Zynex, Inc. *
6,724 53,792
3,873,347
Health Care Providers & Services - 2.0%
Accolade, Inc. *
13,757 145,549
Addus HomeCare Corp. *
4,359 371,343
CorVel Corp. *
1,621 318,770
Cross Country Healthcare, Inc. *
7,157 177,422
Ensign Group, Inc. (The)
3,808 353,878
Fulgent Genetics, Inc. *
1,812 48,453
HealthEquity, Inc. *
3,318 242,380
Hims & Hers Health, Inc. *
26,228 164,974
LifeStance Health Group, Inc. *
33,523 230,303
NeoGenomics, Inc. *
20,064 246,787
Option Care Health, Inc. *
3,217 104,070
Owens & Minor, Inc. *
6,906 111,601
Patterson Cos., Inc.
2,949 87,408
Privia Health Group, Inc. *
1,841 42,343
Progyny, Inc. *
6,502 221,198
RadNet, Inc. *
2,560 72,166
Select Medical Holdings Corp.
5,844 147,678
3,086,323
Health Care Technology - 0.4%
Evolent Health, Inc., Class A *
11,077 301,627
Phreesia, Inc. *
5,379 100,480
Schrodinger, Inc. *
5,627 159,075
Veradigm, Inc. *
4,242 55,740
616,922
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc., REIT
6,058 92,930
Chatham Lodging Trust, REIT
12,434 118,993
Ryman Hospitality Properties, Inc.,
REIT 4,056 337,784
Service Properties Trust, REIT
26,328 202,462
752,169
Hotels, Restaurants & Leisure - 3.5%
BJ's Restaurants, Inc. *
1,716 40,257
Bloomin' Brands, Inc.
4,845 119,139
Bowlero Corp., Class A *
10,327 99,346
Brinker International, Inc. *
2,817 88,989
Carrols Restaurant Group, Inc. *
31,347 206,577
Chuy's Holdings, Inc. *
3,214 114,354
Dave & Buster's Entertainment,
Inc. * 2,169 80,405
Everi Holdings, Inc. *
12,070 159,565
Golden Entertainment, Inc.
7,165 244,900
Hilton Grand Vacations, Inc. *
6,508 264,876
Inspired Entertainment, Inc. *
10,059 120,306
International Game Technology plc
22,009 667,313
Jack in the Box, Inc.
2,191 151,310
Krispy Kreme, Inc.
13,445 167,659
Kura Sushi USA, Inc., Class A *
3,628 239,883
Life Time Group Holdings, Inc. *
21,903 333,145
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 3.5% (continued)
Light & Wonder, Inc. *
7,068 504,160
Lindblad Expeditions Holdings,
Inc. * 9,072 65,318
Monarch Casino & Resort, Inc.
1,468 91,163
Papa John's International, Inc.
1,834 125,115
Potbelly Corp. *
8,994 70,153
Red Robin Gourmet Burgers, Inc. *
10,663 85,731
Red Rock Resorts, Inc., Class A
9,007 369,287
SeaWorld Entertainment, Inc. *
5,300 245,125
Shake Shack, Inc., Class A *
4,056 235,532
Target Hospitality Corp. *
27,017 429,030
Xponential Fitness, Inc., Class A *
10,288 159,464
5,478,102
Household Durables - 3.0%
Beazer Homes USA, Inc. *
8,930 222,446
Cavco Industries, Inc. *
698 185,431
Century Communities, Inc.
1,677 111,990
Cricut, Inc., Class A
18,788 174,540
Dream Finders Homes, Inc., Class
A * 8,795 195,513
Ethan Allen Interiors, Inc.
5,356 160,144
Green Brick Partners, Inc. *
10,380 430,874
Hovnanian Enterprises, Inc., Class
A * 2,002 203,523
Installed Building Products, Inc.
3,931 490,943
KB Home
8,040 372,091
La-Z-Boy, Inc.
2,370 73,186
Legacy Housing Corp. *
2,748 53,339
LGI Homes, Inc. *
1,325 131,824
M/I Homes, Inc. *
3,947 331,706
MDC Holdings, Inc.
1,812 74,709
Meritage Homes Corp.
4,553 557,242
Skyline Champion Corp. *
3,302 210,403
Taylor Morrison Home Corp., Class
A * 13,284 566,031
Tri Pointe Homes, Inc. *
8,414 230,123
4,776,058
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,209 128,649
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc., Class A *
7,587 39,832
Montauk Renewables, Inc. *
5,370 48,921
Ormat Technologies, Inc.
1,068 74,674
163,427
Industrial REITs - 0.1%
Terreno Realty Corp., REIT 2,183 123,994
Insurance - 2.0%
Ambac Financial Group, Inc. *
4,724 56,971
American Coastal Insurance Corp.
* 10,722 78,914
American Equity Investment Life
Holding Co. 3,308 177,441
CNO Financial Group, Inc.
18,395 436,513

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Insurance - 2.0% (continued)
Donegal Group, Inc., Class A
1,460 20,812
Employers Holdings, Inc.
1,463 58,447
Genworth Financial, Inc., Class A *
52,814 309,490
Goosehead Insurance, Inc., Class
A * 3,983 296,853
HCI Group, Inc.
1,322 71,771
MBIA, Inc. *
7,570 54,580
National Western Life Group, Inc.,
Class A 442 193,371
Oscar Health, Inc., Class A *
33,395 186,010
Safety Insurance Group, Inc.
714 48,688
Selective Insurance Group, Inc.
9,403 970,108
SiriusPoint Ltd. *
11,443 116,375
3,076,344
Interactive Media & Services - 0.1%
Cars.com, Inc. *
6,903 116,385
DHI Group, Inc. *
20,383 62,372
178,757
IT Services - 0.7%
Fastly, Inc., Class A *
14,241 273,000
Hackett Group, Inc. (The)
7,662 180,747
Information Services Group, Inc.
12,398 54,303
Perficient, Inc. *
1,821 105,363
Squarespace, Inc., Class A *
17,496 506,859
1,120,272
Leisure Products - 0.7%
Acushnet Holdings Corp.
11,141 590,919
Malibu Boats, Inc., Class A *
1,757 86,128
MasterCraft Boat Holdings, Inc. *
3,572 79,370
Solo Brands, Inc., Class A *
11,814 60,251
Vista Outdoor, Inc. *
8,213 272,015
1,088,683
Life Sciences Tools & Services - 0.3%
BioLife Solutions, Inc. *
3,595 49,647
Harvard Bioscience, Inc. *
11,544 49,639
Pacific Biosciences of California,
Inc. * 38,186 318,853
Quanterix Corp. *
2,531 68,692
486,831
Machinery - 3.8%
Alamo Group, Inc.
1,547 267,414
Blue Bird Corp. *
9,270 197,915
Chart Industries, Inc. *
1,219 206,157
Columbus McKinnon Corp.
2,230 77,849
Commercial Vehicle Group, Inc. *
10,609 82,326
Energy Recovery, Inc. *
12,620 267,670
Enerpac Tool Group Corp., Class A
2,323 61,397
EnPro Industries, Inc.
801 97,073
ESCO Technologies, Inc.
800 83,552
Federal Signal Corp.
4,712 281,448
Franklin Electric Co., Inc.
3,315 295,797
Greenbrier Cos., Inc. (The)
3,719 148,760
INVESTMENTS SHARES VALUE ($)
Machinery - 3.8% (continued)
Hillenbrand, Inc.
1,075 45,483
Hyster-Yale Materials Handling,
Inc. 2,687 119,786
Kadant, Inc.
1,754 395,615
Lindsay Corp.
1,842 216,767
Manitowoc Co., Inc. (The) *
10,494 157,935
Mayville Engineering Co., Inc. *
6,208 68,102
Mueller Industries, Inc.
10,394 781,213
Omega Flex, Inc.
616 48,498
Shyft Group, Inc. (The)
8,996 134,670
SPX Technologies, Inc. *
5,276 429,466
Standex International Corp.
738 107,519
Terex Corp.
9,890 569,862
Titan International, Inc. *
22,502 302,202
Wabash National Corp.
7,723 163,110
Watts Water Technologies, Inc.,
Class A 2,134 368,798
5,976,384
Media - 0.4%
Entravision Communications Corp.,
Class A 14,803 54,031
Integral Ad Science Holding Corp. *
18,624 221,439
Magnite, Inc. *
16,488 124,320
Scholastic Corp.
1,182 45,081
TechTarget, Inc. *
4,019 122,017
566,888
Metals & Mining - 2.6%
Alpha Metallurgical Resources, Inc.
1,337 347,259
ATI, Inc. *
18,824 774,608
Carpenter Technology Corp.
4,346 292,095
Commercial Metals Co.
13,838 683,736
Constellium SE, Class A *
3,791 68,996
Haynes International, Inc.
6,093 283,446
Hecla Mining Co.
30,154 117,902
Materion Corp.
1,695 172,737
Piedmont Lithium, Inc. *
1,093 43,392
Ryerson Holding Corp.
11,778 342,622
SunCoke Energy, Inc.
12,255 124,388
TimkenSteel Corp. *
13,711 297,803
Warrior Met Coal, Inc.
6,274 320,476
Worthington Industries, Inc.
3,857 238,440
4,107,900
Multi-Utilities - 0.0% †
Unitil Corp. 1,017 43,436
Oil, Gas & Consumable Fuels - 5.4%
Amplify Energy Corp. *
20,218 148,602
Ardmore Shipping Corp. (Ireland)
3,918 50,973
Centrus Energy Corp., Class A *
1,482 84,118
Chord Energy Corp.
2,774 449,582
Civitas Resources, Inc.
8,480 685,778
CONSOL Energy, Inc.
7,233 758,814
CVR Energy, Inc.
2,715 92,392
DHT Holdings, Inc.
5,516 56,815

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 5.4% (continued)
Dorian LPG Ltd.
16,781 482,118
Equitrans Midstream Corp.
23,041 215,894
Green Plains, Inc. *
7,657 230,476
Gulfport Energy Corp. *
1,470 174,430
Hallador Energy Co. *
6,304 90,904
International Seaways, Inc.
9,686 435,870
Kinetik Holdings, Inc., Class A
4,083 137,801
Kosmos Energy Ltd. (Ghana) *
35,645 291,576
Matador Resources Co.
4,228 251,482
Murphy Oil Corp.
2,173 98,546
NACCO Industries, Inc., Class A
3,074 107,805
NextDecade Corp. *
14,833 75,945
Nordic American Tankers Ltd.
30,357 125,071
Northern Oil and Gas, Inc.
7,827 314,880
Overseas Shipholding Group, Inc.,
Class A * 13,178 57,851
Par Pacific Holdings, Inc. *
4,946 177,759
PBF Energy, Inc., Class A
15,576 833,783
Peabody Energy Corp.
3,329 86,521
Permian Resources Corp., Class A
63,829 891,053
SandRidge Energy, Inc.
4,466 69,938
Scorpio Tankers, Inc. (Monaco)
7,784 421,270
Teekay Corp. *
20,271 125,072
Teekay Tankers Ltd., Class A
(Canada) 4,906 204,237
Uranium Energy Corp. *
35,969 185,240
8,412,596
Paper & Forest Products - 0.1%
Clearwater Paper Corp. *
1,711 62,024
Sylvamo Corp.
1,250 54,925
116,949
Passenger Airlines - 0.5%
Allegiant Travel Co.
921 70,788
Frontier Group Holdings, Inc. *
7,842 37,955
Joby Aviation, Inc. *
73,053 471,192
SkyWest, Inc. *
6,902 289,470
869,405
Personal Care Products - 1.5%
BellRing Brands, Inc. *
15,697 647,187
Edgewell Personal Care Co.
3,716 137,343
elf Beauty, Inc. *
9,110 1,000,551
Inter Parfums, Inc.
4,266 573,095
2,358,176
Pharmaceuticals - 2.3%
Amphastar Pharmaceuticals, Inc. *
6,080 279,619
Amylyx Pharmaceuticals, Inc. *
4,147 75,932
Assertio Holdings, Inc. *
18,185 46,554
Axsome Therapeutics, Inc. *
6,671 466,236
Corcept Therapeutics, Inc. *
7,763 211,503
CorMedix, Inc. *
15,584 57,661
Cymabay Therapeutics, Inc. *
25,699 383,172
Enliven Therapeutics, Inc. *
9,481 129,510
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.3% (continued)
Evolus, Inc. *
5,037 46,038
Harrow, Inc. *
5,813 83,533
Intra-Cellular Therapies, Inc. *
7,857 409,271
Liquidia Corp. *
32,512 206,126
Marinus Pharmaceuticals, Inc. *
8,522 68,602
Ocular Therapeutix, Inc. *
12,566 39,457
Omeros Corp. *
22,461 65,586
Phathom Pharmaceuticals, Inc. *
5,695 59,057
Pliant Therapeutics, Inc. *
6,571 113,941
Prestige Consumer Healthcare,
Inc. * 1,452 83,040
Revance Therapeutics, Inc. *
7,455 85,509
scPharmaceuticals, Inc. *
10,805 76,932
Supernus Pharmaceuticals, Inc. *
1,935 53,348
Terns Pharmaceuticals, Inc. *
17,014 85,580
Ventyx Biosciences, Inc. *
7,820 271,589
Verrica Pharmaceuticals, Inc. *
21,967 85,342
WaVe Life Sciences Ltd. *
10,905 62,704
Xeris Biopharma Holdings, Inc. *
27,270 50,722
3,596,564
Professional Services - 2.9%
Alight, Inc., Class A *
24,485 173,599
ASGN, Inc. *
4,450 363,476
Asure Software, Inc. *
6,360 60,166
Barrett Business Services, Inc.
1,084 97,820
CBIZ, Inc. *
10,987 570,225
CRA International, Inc.
1,894 190,839
ExlService Holdings, Inc. *
17,870 501,075
Exponent, Inc.
1,689 144,578
Franklin Covey Co. *
2,652 113,824
Huron Consulting Group, Inc. *
5,759 599,858
ICF International, Inc.
3,314 400,364
Innodata, Inc. *
12,931 110,301
Insperity, Inc.
1,723 168,165
Kforce, Inc.
1,447 86,328
Legalzoom.com, Inc. *
5,550 60,717
Maximus, Inc.
6,141 458,610
NV5 Global, Inc. *
953 91,707
TriNet Group, Inc. *
426 49,621
TTEC Holdings, Inc.
3,887 101,917
Verra Mobility Corp., Class A *
7,464 139,577
4,482,767
Real Estate Management & Development - 0.7%
Compass, Inc., Class A *
14,122 40,954
eXp World Holdings, Inc.
14,075 228,578
Forestar Group, Inc. *
3,006 80,982
Redfin Corp. *
16,164 113,794
St Joe Co. (The)
10,523 571,715
1,036,023

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Residential REITs - 0.2%
Apartment Investment and
Management Co., Class A, REIT * 14,887 101,232
BRT Apartments Corp., REIT
8,665 149,644
250,876
Retail REITs - 0.7%
Kite Realty Group Trust, REIT
10,352 221,740
Phillips Edison & Co., Inc., REIT
6,333 212,409
Saul Centers, Inc., REIT
1,296 45,710
Tanger Factory Outlet Centers,
Inc., REIT 19,764 446,666
Whitestone, REIT
23,784 229,040
1,155,565
Semiconductors & Semiconductor Equipment - 4.2%
Aehr Test Systems *
5,895 269,401
Alpha & Omega Semiconductor
Ltd. * 5,537 165,224
Amkor Technology, Inc.
26,399 596,617
Axcelis Technologies, Inc. *
5,819 948,788
Cohu, Inc. *
3,690 127,084
Credo Technology Group Holding
Ltd. * 14,036 214,049
Diodes, Inc. *
3,126 246,454
FormFactor, Inc. *
3,422 119,565
Impinj, Inc. *
1,617 88,983
indie Semiconductor, Inc., Class A
(China) * 11,785 74,245
inTEST Corp. *
6,234 94,570
MACOM Technology Solutions
Holdings, Inc. * 13,053 1,064,864
Navitas Semiconductor Corp. *
28,895 200,820
Onto Innovation, Inc. *
2,486 317,015
PDF Solutions, Inc. *
10,306 333,914
Photronics, Inc. *
8,662 175,059
Power Integrations, Inc.
973 74,250
Rambus, Inc. *
19,832 1,106,427
SkyWater Technology, Inc. *
9,142 55,035
Ultra Clean Holdings, Inc. *
3,328 98,742
Veeco Instruments, Inc. *
8,355 234,859
6,605,965
Software - 5.8%
A10 Networks, Inc.
17,600 264,528
Agilysys, Inc. *
5,270 348,663
Altair Engineering, Inc., Class A *
8,392 525,003
Appfolio, Inc., Class A *
5,314 970,496
Applied Digital Corp. *
29,913 186,657
Asana, Inc., Class A *
13,105 239,953
Aurora Innovation, Inc. *
50,985 119,815
Blackbaud, Inc. *
2,681 188,528
BlackLine, Inc. *
2,194 121,701
Box, Inc., Class A *
2,187 52,947
C3.ai, Inc., Class A *
15,343 391,553
Cipher Mining, Inc. *
53,238 124,045
Clear Secure, Inc., Class A
2,993 56,987
CommVault Systems, Inc. *
980 66,258
INVESTMENTS SHARES VALUE ($)
Software - 5.8% (continued)
Digimarc Corp. *
1,596 51,854
EverCommerce, Inc. *
4,740 47,542
Freshworks, Inc., Class A *
17,491 348,421
Instructure Holdings, Inc. *
11,478 291,541
Intapp, Inc. *
13,603 455,973
InterDigital, Inc.
2,627 210,790
Marathon Digital Holdings, Inc. *
16,432 139,672
MicroStrategy, Inc., Class A *
1,538 504,895
Model N, Inc. *
4,104 100,179
N-able, Inc. *
18,204 234,832
OneSpan, Inc. *
4,120 44,290
PagerDuty, Inc. *
3,402 76,511
PowerSchool Holdings, Inc., Class
A * 27,402 620,929
Progress Software Corp.
927 48,742
Qualys, Inc. *
861 131,346
Riot Platforms, Inc. *
21,784 203,245
Sprinklr, Inc., Class A *
11,168 154,565
Sprout Social, Inc., Class A *
1,058 52,773
SPS Commerce, Inc. *
4,587 782,588
Tenable Holdings, Inc. *
2,534 113,523
Terawulf, Inc. *
28,915 36,433
Varonis Systems, Inc., Class B *
2,076 63,401
Weave Communications, Inc. *
19,123 155,852
Workiva, Inc. *
2,498 253,147
Yext, Inc. *
24,683 156,243
Zeta Global Holdings Corp., Class
A * 27,224 227,320
9,163,741
Specialized REITs - 0.1%
Farmland Partners, Inc., REIT
9,873 101,297
PotlatchDeltic Corp., REIT
1,598 72,533
173,830
Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A *
6,859 386,642
Academy Sports & Outdoors, Inc.
8,600 406,522
Asbury Automotive Group, Inc. *
1,970 453,238
Boot Barn Holdings, Inc. *
554 44,979
Buckle, Inc. (The)
5,074 169,421
Build-A-Bear Workshop, Inc.
6,434 189,224
Caleres, Inc.
7,446 214,147
Carvana Co., Class A *
5,683 238,572
Destination XL Group, Inc. *
26,645 119,370
Group 1 Automotive, Inc.
884 237,540
ODP Corp. (The) *
8,720 402,428
Shoe Carnival, Inc.
5,985 143,819
Signet Jewelers Ltd.
2,892 207,674
Sonic Automotive, Inc., Class A
5,550 265,068
Upbound Group, Inc.
4,054 119,390
Urban Outfitters, Inc. *
7,011 229,190
Winmark Corp.
586 218,654
4,045,878

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1.5%
IonQ, Inc. *
31,655 471,026
Super Micro Computer, Inc. *
6,616 1,814,240
2,285,266
Textiles, Apparel & Luxury Goods - 0.3%
Kontoor Brands, Inc.
4,214 185,037
Movado Group, Inc.
4,038 110,439
Oxford Industries, Inc.
2,050 197,066
492,542
Tobacco - 0.2%
Vector Group Ltd. 25,396 270,213
Trading Companies & Distributors - 3.6%
Alta Equipment Group, Inc.
4,178 50,387
Applied Industrial Technologies,
Inc. 5,103 788,975
Beacon Roofing Supply, Inc. *
4,120 317,941
BlueLinx Holdings, Inc. *
3,458 283,867
Boise Cascade Co.
6,317 650,904
Custom Truck One Source, Inc. *
11,401 70,686
GATX Corp.
5,118 556,992
Global Industrial Co.
7,404 248,034
GMS, Inc. *
2,232 142,781
H&E Equipment Services, Inc.
1,990 85,948
Herc Holdings, Inc.
2,377 282,720
Hudson Technologies, Inc. *
25,346 337,102
McGrath RentCorp
2,855 286,185
MRC Global, Inc. *
9,353 95,868
NOW, Inc. *
14,107 167,450
Rush Enterprises, Inc., Class A
15,375 627,761
Textainer Group Holdings Ltd.
(China) 12,271 457,095
Titan Machinery, Inc. *
3,576 95,050
Transcat, Inc. *
1,499 146,857
5,692,603
Water Utilities - 0.1%
American States Water Co.
744 58,538
Artesian Resources Corp., Class A
1,379 57,904
Cadiz, Inc. *
10,859 35,944
SJW Group
975 58,607
210,993
Wireless Telecommunication Services - 0.1%
Gogo, Inc. *
6,819 81,351
Tingo Group, Inc. *
81,559 83,598
164,949
TOTAL COMMON STOCKS
(Cost $116,992,791) 153,707,791
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment
Fund, 5.36% (c)
(Cost $3,481,239) 3,482,283 3,481,239
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $120,474,030) 157,189,030
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% ‡ (237,758)
NET ASSETS - 100.0% 156,951,272
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,482,990 0.9%
Consumer Discretionary 21,345,953 13.6
Consumer Staples 6,744,254 4.3
Energy 14,978,886 9.5
Financials 12,784,212 8.2
Health Care 25,377,401 16.2
Industrials 32,757,953 20.9
Information Technology 26,891,048 17.1
Materials 6,684,557 4.3
Real Estate 3,726,241 2.4
Utilities 934,296 0.6
Investment Companies 3,481,239 2.2
Total Investments In Securities
At Value 157,189,030 100.2
Liabilities in Excess of Other
Assets ‡ (237,758) (0.2)
Net Assets
$ 156,951,272 100.0%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $251,687, which represents 0.16% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $2,791, which represents 0.00% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 30 12/2023 USD $ 2,697,900 $ (117,599)
$ (117,599)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 307,980 $ 307,980

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 99.4%
Australia - 2.9%
BHP Group Ltd. 27,134 762,217
Brambles Ltd. 63,239 580,947
Fortescue Metals Group Ltd. 82,221 1,092,968
Glencore plc 29,802 169,708
Goodman Group, REIT 83,782 1,148,303
Northern Star Resources Ltd. 37,752 250,683
Origin Energy Ltd. 49,728 280,015
Pilbara Minerals Ltd. 158,496 432,407
REA Group Ltd. 5,051 498,849
Rio Tinto plc 1,840 115,538
Suncorp Group Ltd. 25,244 224,915
Wesfarmers Ltd. 2,036 68,906
WiseTech Global Ltd. 12,826 532,412
Woodside Energy Group Ltd. 23,710 551,283
6,709,151
—
Austria - 0.1%
Erste Group Bank AG 6,122 211,435
voestalpine AG 3,925 106,859
318,294
—
Belgium - 0.0% †
KBC Group NV 1,075 66,926
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 7,921 321,447
Canada - 7.1%
Air Canada (1)* 4,236 60,441
Alimentation Couche-Tard, Inc. (1) 6,391 324,573
AltaGas Ltd. (1) 6,848 131,338
Cameco Corp. (1) 18,342 727,738
Canadian Natural Resources Ltd.
(1) 1,644 106,320
Canadian Pacific Kansas City Ltd.
(1) 20,046 1,490,038
Cenovus Energy, Inc. (1) 21,061 438,509
Constellation Software, Inc. (1) 758 1,564,870
Dollarama, Inc. (1) 8,369 576,603
Fairfax Financial Holdings Ltd. (1) 480 391,835
Franco-Nevada Corp. (1) 3,210 428,544
Hydro One Ltd. (1)(a) 27,458 699,060
Imperial Oil Ltd. (1) 6,438 396,542
Intact Financial Corp. (1) 8,369 1,220,121
Ivanhoe Mines Ltd., Class A (1)* 17,263 147,941
Kinross Gold Corp. (1) 25,912 118,090
Lumine Group, Inc. (1)*(b) 2,271 33,641
Manulife Financial Corp. (1) 11,369 207,752
National Bank of Canada (1) 4,807 319,334
Restaurant Brands International,
Inc. (1) 12,429 827,685
Shopify, Inc., Class A (1)* 29,412 1,605,452
Teck Resources Ltd., Class B (1) 14,180 610,317
Thomson Reuters Corp. (1) 18,160 2,221,583
WSP Global, Inc. (1) 10,904 1,538,963
16,187,290
—
Chile - 0.0% †
Antofagasta plc 5,711 99,142
INVESTMENTS SHARES VALUE ($)
Denmark - 5.2%
Danske Bank A/S 52,781 1,224,836
DSV A/S 9,210 1,716,197
Genmab A/S * 1,500 531,076
Novo Nordisk A/S, Class B 82,666 7,526,843
Pandora A/S 6,960 718,212
Tryg A/S 8,339 152,599
11,869,763
—
Finland - 1.0%
Metso OYJ 51,561 540,713
Neste OYJ 3,303 111,868
Nordea Bank Abp 59,272 649,842
UPM-Kymmene OYJ 13,209 452,288
Wartsila OYJ Abp 45,757 518,607
2,273,318
—
France - 12.7%
Accor SA 24,619 828,046
Air Liquide SA 5,470 921,321
Airbus SE 12,153 1,626,661
Alstom SA 4,006 95,211
AXA SA 31,157 924,393
BNP Paribas SA 15,401 979,292
Capgemini SE 1,728 301,525
Cie de Saint-Gobain SA 11,056 661,706
Dassault Aviation SA 2,282 429,814
Dassault Systemes SE 9,102 338,070
Edenred SE 8,170 511,083
Engie SA 43,048 660,192
Hermes International SCA 2,593 4,726,594
Legrand SA 2,537 233,115
L'Oreal SA 6,414 2,658,039
LVMH Moet Hennessy Louis
Vuitton SE 8,859 6,687,046
Orange SA 58,750 673,878
Publicis Groupe SA 12,910 977,193
Renault SA 22,207 908,632
Safran SA 10,806 1,693,400
Sartorius Stedim Biotech 580 137,984
SEB SA 1,050 97,951
Sodexo SA 8,081 831,919
Thales SA 1,895 266,329
Valeo SE 9,142 156,876
Veolia Environnement SA 10,331 298,630
Vivendi SE 9,219 80,741
28,705,641
—
Germany - 9.5%
adidas AG 529 92,791
Allianz SE (Registered) 4,467 1,063,040
Bayerische Motoren Werke AG 12,427 1,262,175
Beiersdorf AG 858 110,673
Commerzbank AG 111,176 1,261,775
Continental AG 3,775 265,239
Covestro AG *(a) 3,615 194,396
Daimler Truck Holding AG 9,466 327,753
Deutsche Lufthansa AG
(Registered) * 52,317 414,005
Deutsche Post AG 5,668 229,982
E.ON SE 36,006 425,807

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Germany - 9.5% (continued)
Hannover Rueck SE 2,949 647,066
Heidelberg Materials AG 11,040 855,053
Infineon Technologies AG 45,406 1,503,881
Mercedes-Benz Group AG 23,125 1,609,425
Merck KGaA 1,699 283,236
MTU Aero Engines AG 805 145,793
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,870 2,675,541
Rheinmetall AG 2,878 740,370
RWE AG 32,963 1,223,580
SAP SE 19,120 2,474,931
Siemens AG (Registered) 20,308 2,902,192
Siemens Energy AG * 20,262 264,069
Symrise AG, Class A 1,462 139,181
Talanx AG 8,387 530,813
21,642,767
—
Hong Kong - 0.3%
AIA Group Ltd. 32,652 264,062
Hong Kong Exchanges & Clearing
Ltd. 2,886 107,107
Techtronic Industries Co. Ltd. 40,361 389,628
760,797
—
Italy - 4.3%
Coca-Cola HBC AG 12,754 348,743
Davide Campari-Milano NV 15,084 177,574
Enel SpA 102,436 628,214
Ferrari NV 8,665 2,554,316
Intesa Sanpaolo SpA 702,969 1,800,457
Mediobanca Banca di Credito
Finanziario SpA 34,670 457,093
Moncler SpA 12,225 708,500
Prysmian SpA 8,551 343,223
UniCredit SpA 113,391 2,701,698
9,719,818
—
Japan - 27.3%
Advantest Corp. 18,332 511,344
Ajinomoto Co., Inc. 14,088 543,214
Azbil Corp. 7,400 226,066
Bandai Namco Holdings, Inc. 26,477 538,555
BayCurrent Consulting, Inc. 8,300 276,580
Capcom Co. Ltd. 12,730 458,175
Chiba Bank Ltd. (The) 71,223 517,442
Chugai Pharmaceutical Co. Ltd. 39,569 1,220,072
Dai Nippon Printing Co. Ltd. 2,886 75,088
Daiichi Sankyo Co. Ltd. 48,306 1,322,489
Daikin Industries Ltd. 4,074 638,688
Denso Corp. 38,800 622,580
Disco Corp. 5,452 1,007,290
Eisai Co. Ltd. 2,900 160,729
Fast Retailing Co. Ltd. 5,856 1,275,526
Fujitsu Ltd. 5,008 588,996
Hamamatsu Photonics KK 2,122 89,238
Hankyu Hanshin Holdings, Inc. 6,365 217,178
Hikari Tsushin, Inc. 1,395 212,452
Hitachi Construction Machinery Co.
Ltd. 12,300 373,253
INVESTMENTS SHARES VALUE ($)
Japan - 27.3% (continued)
Hitachi Ltd. 18,461 1,144,168
Honda Motor Co. Ltd. 85,119 957,563
Hoshizaki Corp. 10,292 357,279
Hoya Corp. 11,287 1,155,986
Ibiden Co. Ltd. 9,600 509,188
Inpex Corp. 11,054 165,792
Isuzu Motors Ltd. 18,670 234,712
ITOCHU Corp. 76,629 2,767,374
Japan Tobacco, Inc. 87,698 2,017,759
JFE Holdings, Inc. 30,700 449,580
Kajima Corp. 12,500 203,475
Kawasaki Kisen Kaisha Ltd. 4,000 136,504
Keyence Corp. 1,410 521,455
Kikkoman Corp. 3,395 177,941
Komatsu Ltd. 12,800 345,231
Konami Group Corp. 2,207 116,363
Makita Corp. 7,000 172,614
Marubeni Corp. 81,042 1,263,303
MatsukiyoCocokara & Co. 12,300 220,330
Mazda Motor Corp. 68,992 783,369
Mitsubishi Corp. 44,552 2,122,917
Mitsubishi Electric Corp. 5,500 67,950
Mitsubishi HC Capital, Inc. 328,815 2,190,919
Mitsubishi Heavy Industries Ltd. 14,172 790,470
Mitsubishi UFJ Financial Group,
Inc. 73,900 626,240
Mitsui & Co. Ltd. 32,926 1,194,224
Mitsui Chemicals, Inc. 5,500 142,494
Mitsui OSK Lines Ltd. 3,936 108,158
Mizuho Financial Group, Inc. 39,461 669,967
MonotaRO Co. Ltd. 9,709 103,510
Nippon Paint Holdings Co. Ltd. 17,944 120,514
Nippon Sanso Holdings Corp. 18,600 440,383
Nippon Steel Corp. 37,339 874,783
Nippon Yusen KK 63,401 1,646,197
Nissan Chemical Corp. 4,838 205,661
Nissan Motor Co. Ltd. 42,100 185,798
Nissin Foods Holdings Co. Ltd. 12,715 1,056,526
Nitori Holdings Co. Ltd. 2,207 246,071
Nomura Research Institute Ltd. 24,822 645,166
NTT Data Group Corp. 10,609 141,963
Obic Co. Ltd. 7,723 1,170,193
Omron Corp. 3,400 151,305
Oriental Land Co. Ltd. 28,881 947,518
Pan Pacific International Holdings
Corp. 10,500 220,363
Panasonic Holdings Corp. 29,019 327,560
Recruit Holdings Co. Ltd. 13,918 425,822
Renesas Electronics Corp. * 66,951 1,022,674
Resona Holdings, Inc. 97,250 537,713
Rohm Co. Ltd. 27,460 516,228
Shimadzu Corp. 10,609 281,407
Shimano, Inc. 934 125,011
Shin-Etsu Chemical Co. Ltd. 44,509 1,292,793
Shionogi & Co. Ltd. 1,811 80,779
Shiseido Co. Ltd. 3,056 107,095
Shizuoka Financial Group, Inc. 62,736 511,266
Sony Group Corp. 19,432 1,589,063
Sumitomo Corp. 9,251 184,631
Sumitomo Electric Industries Ltd. 20,028 241,276

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Japan - 27.3% (continued)
Sumitomo Mitsui Financial Group,
Inc. 122,721 6,028,797
Suzuki Motor Corp. 16,809 676,075
T&D Holdings, Inc. 45,000 740,025
Taisei Corp. 16,022 563,910
Takeda Pharmaceutical Co. Ltd. 16,535 512,527
TDK Corp. 3,100 114,608
Terumo Corp. 8,657 229,158
Tobu Railway Co. Ltd. 16,463 423,125
Tokio Marine Holdings, Inc. 21,600 500,120
Tokyo Electron Ltd. 10,829 1,479,158
Tokyo Gas Co. Ltd. 11,627 263,615
Toyota Industries Corp. 2,200 173,174
Toyota Motor Corp. 61,500 1,103,330
Toyota Tsusho Corp. 9,978 586,866
Unicharm Corp. 3,957 139,911
USS Co. Ltd. 4,162 68,803
Yamaha Corp. 4,244 115,911
Yamaha Motor Co. Ltd. 9,081 238,712
Yaskawa Electric Corp. 1,900 68,421
Yokogawa Electric Corp. 7,400 142,825
62,056,620
—
Macau - 0.2%
Sands China Ltd. * 119,368 362,996
Netherlands - 8.4%
ABN AMRO Bank NV, CVA (a) 46,877 662,492
ASM International NV 2,571 1,073,631
ASML Holding NV 8,321 4,898,992
EXOR NV 2,259 199,805
ING Groep NV 115,813 1,526,423
Shell plc 256,683 8,135,368
Wolters Kluwer NV 22,087 2,674,195
19,170,906
—
New Zealand - 0.1%
Xero Ltd. * 3,682 264,802
Norway - 0.3%
Kongsberg Gruppen ASA 7,733 318,704
Norsk Hydro ASA 40,520 253,568
572,272
—
Singapore - 0.8%
DBS Group Holdings Ltd. 25,112 616,742
Keppel Corp. Ltd. 14,300 71,011
Singapore Exchange Ltd. 60,675 431,643
STMicroelectronics NV 17,718 764,055
1,883,451
—
South Africa - 0.1%
Anglo American plc 9,105 250,020
South Korea - 0.0% †
Delivery Hero SE *(a) 3,470 99,081
INVESTMENTS SHARES VALUE ($)
Spain - 2.3%
ACS Actividades de Construccion y
Servicios SA 4,574 164,434
Amadeus IT Group SA 1,028 62,094
Banco Bilbao Vizcaya Argentaria
SA 167,315 1,354,069
Banco Santander SA 25,221 96,043
Iberdrola SA 165,504 1,851,071
Industria de Diseno Textil SA 43,465 1,617,422
5,145,133
—
Sweden - 3.2%
Alfa Laval AB 20,272 694,476
Atlas Copco AB, Class A 86,861 1,166,603
Epiroc AB, Class A 5,791 109,955
Evolution AB (a) 3,726 375,988
H & M Hennes & Mauritz AB, Class
B 33,252 471,520
Hexagon AB, Class B 96,475 821,074
Husqvarna AB, Class B 11,417 87,125
Investor AB, Class B 57,517 1,101,135
Lifco AB, Class B 3,834 67,069
Nibe Industrier AB, Class B 53,339 348,717
Saab AB, Class B 8,631 439,280
Sandvik AB 10,002 184,040
SKF AB, Class B 4,331 71,901
Swedbank AB, Class A 19,808 364,099
Volvo AB, Class B 43,117 888,108
7,191,090
—
Switzerland - 4.7%
ABB Ltd. (Registered) 41,915 1,496,081
BKW AG 1,174 206,673
Chocoladefabriken Lindt &
Spruengli AG 14 155,576
Cie Financiere Richemont SA
(Registered) 13,007 1,584,036
Dufry AG (Registered) * 1,586 60,214
EMS-Chemie Holding AG
(Registered) 698 472,999
Geberit AG (Registered) 251 125,168
Givaudan SA (Registered) 101 328,839
Julius Baer Group Ltd. 7,488 479,291
Kuehne + Nagel International AG
(Registered) 1,898 539,280
Lonza Group AG (Registered) 2,045 945,909
Partners Group Holding AG 1,321 1,482,948
Sika AG (Registered) 4,195 1,062,849
UBS Group AG (Registered) 50,350 1,240,231
VAT Group AG (a) 1,550 553,107
10,733,201
—
United Kingdom - 6.3%
3i Group plc 12,499 314,608
abrdn plc 246,114 465,006
Ashtead Group plc 29,123 1,766,095
Associated British Foods plc 3,595 90,320
AstraZeneca plc 7,597 1,024,718
Aviva plc 24,589 116,384
BAE Systems plc 120,683 1,466,521
Bunzl plc 8,838 314,755

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.3% (continued)
Centrica plc 39,619 74,520
Compass Group plc 31,959 777,933
Croda International plc 3,835 229,071
HSBC Holdings plc 474,830 3,715,728
Informa plc 12,271 112,052
J Sainsbury plc 21,981 67,691
JD Sports Fashion plc 171,867 312,201
London Stock Exchange Group plc 2,254 225,909
Rolls-Royce Holdings plc * 480,555 1,287,592
SSE plc 20,284 397,492
Standard Chartered plc 69,576 639,928
Whitbread plc 10,938 460,412
Wise plc, Class A * 54,260 452,494
14,311,430
—
United States - 2.4%
CSL Ltd. 3,754 604,781
Experian plc 4,463 145,974
Ferguson plc 6,233 1,025,766
Ferrovial SE 5,734 175,214
Holcim AG 8,632 552,525
Jackson Financial, Inc., Class A (1) 223 8,523
Schneider Electric SE 10,612 1,748,774
Stellantis NV 52,532 1,005,905
Swiss Re AG 2,510 257,778
5,525,240
—
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 7,920 187,118
TOTAL COMMON STOCKS
(Cost $162,802,180) 226,427,714
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*(c)
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 0.1%
INVESTMENT COMPANIES - 0.1%
Limited Purpose Cash Investment
Fund, 5.36% (1)(d)
(Cost $255,219) 255,322 255,245
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $163,057,399) 226,682,959
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 1,069,524
NET ASSETS - 100.0% 227,752,483
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,917,251 1.3%
Consumer Discretionary 40,608,513 17.8
Consumer Staples 8,195,965 3.6
Energy 10,633,420 4.7
Financials 46,666,783 20.5
Health Care 15,736,287 6.9
Industrials 54,003,253 23.7
Information Technology 25,296,438 11.1
Materials 14,081,295 6.2
Real Estate 1,148,302 0.5
Utilities 7,140,207 3.1
Investment Companies 255,245 0.1
Total Investments In Securities
At Value 226,682,959 99.5
Other Assets in Excess of
Liabilities ‡ 1,069,524 0.5
Net Assets
$ 227,752,483 100.0%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2023
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $2,584,124, which represents 1.13%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $33,641, which represents 0.01% of net assets of the Fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 23 12/2023 USD $ 2,347,725 $ (79,709)
$ (79,709)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
BARC
Cash $ – $ 152,924 $ 152,924

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.
5,721 1,264,170
L3Harris Technologies, Inc.
5,484 954,874
Lockheed Martin Corp.
94,347 38,584,149
Northrop Grumman Corp.
45,643 20,091,592
60,894,785
Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc.
218,283 18,800,715
Expeditors International of
Washington, Inc. 395,763 45,366,312
64,167,027
Beverages - 4.1%
Coca-Cola Co. (The)
797,351 44,635,709
Keurig Dr Pepper, Inc.
30,802 972,419
Molson Coors Beverage Co., Class
B 188,576 11,991,548
Monster Beverage Corp. *
484,178 25,637,225
PepsiCo, Inc.
257,351 43,605,553
126,842,454
Biotechnology - 4.8%
AbbVie, Inc.
60,818 9,065,531
Amgen, Inc.
41,330 11,107,851
Gilead Sciences, Inc.
482,524 36,160,349
Incyte Corp. *
51,143 2,954,531
Regeneron Pharmaceuticals, Inc. *
36,501 30,038,863
United Therapeutics Corp. *
69,685 15,739,751
Vertex Pharmaceuticals, Inc. *
133,688 46,488,665
151,555,541
Capital Markets - 1.8%
Cboe Global Markets, Inc.
29,331 4,581,796
CME Group, Inc.
225,275 45,104,560
Intercontinental Exchange, Inc.
61,543 6,770,961
56,457,317
Chemicals - 0.5%
Air Products and Chemicals, Inc.
26,761 7,584,067
CF Industries Holdings, Inc.
58,194 4,989,554
Corteva, Inc.
60,804 3,110,733
NewMarket Corp.
2,983 1,357,384
17,041,738
Commercial Services & Supplies - 3.1%
Cintas Corp.
43,038 20,701,708
Copart, Inc. *
109,016 4,697,499
Republic Services, Inc., Class A
231,032 32,924,370
Rollins, Inc.
108,838 4,062,923
Waste Management, Inc.
220,458 33,606,618
95,993,118
Communications Equipment - 1.5%
Cisco Systems, Inc.
828,894 44,561,341
Ubiquiti, Inc.
5,826 846,518
45,407,859
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.0% †
EMCOR Group, Inc. 4,297 904,046
Construction Materials - 0.1%
Knife River Corp. * 49,036 2,394,428
Consumer Staples Distribution & Retail - 4.5%
Casey's General Stores, Inc.
78,964 21,440,306
Costco Wholesale Corp.
71,998 40,675,990
Kroger Co. (The)
747,315 33,442,346
Walmart, Inc.
282,473 45,175,907
140,734,549
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. * 42,175 4,929,414
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
1,241,833 18,652,332
Verizon Communications, Inc.
346,525 11,230,875
29,883,207
Electric Utilities - 2.4%
Alliant Energy Corp.
24,766 1,199,913
American Electric Power Co., Inc.
43,627 3,281,623
Avangrid, Inc.
234,678 7,080,235
Duke Energy Corp.
353,786 31,225,152
Evergy, Inc.
39,221 1,988,505
Exelon Corp.
40,444 1,528,379
Hawaiian Electric Industries, Inc.
261,707 3,221,613
IDACORP, Inc.
46,618 4,365,776
Pinnacle West Capital Corp.
93,921 6,920,099
Xcel Energy, Inc.
250,633 14,341,220
75,152,515
Electrical Equipment - 0.3%
Eaton Corp. plc
30,731 6,554,308
Hubbell, Inc., Class B
10,449 3,274,821
9,829,129
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A 145,779 12,243,978
Entertainment - 1.1%
Electronic Arts, Inc. 282,959 34,068,264
Financial Services - 3.0%
Jack Henry & Associates, Inc.
28,096 4,246,430
Mastercard, Inc., Class A
105,242 41,666,360
MGIC Investment Corp.
252,523 4,214,609
Visa, Inc., Class A
193,937 44,607,449
94,734,848
Food Products - 5.8%
Archer-Daniels-Midland Co.
49,290 3,717,452
Flowers Foods, Inc.
379,167 8,409,924
General Mills, Inc.
256,146 16,390,782
Hershey Co. (The)
196,100 39,235,688
Hormel Foods Corp.
253,319 9,633,722
J M Smucker Co. (The)
320,277 39,365,246
Kraft Heinz Co. (The)
960,322 32,305,232

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Food Products - 5.8% (continued)
McCormick & Co., Inc.
(Non-Voting) 54,954 4,156,720
Mondelez International, Inc., Class
A 401,242 27,846,195
181,060,961
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,072,903
Ground Transportation - 1.9%
JB Hunt Transport Services, Inc.
36,064 6,798,785
Knight-Swift Transportation
Holdings, Inc., Class A 28,781 1,443,367
Landstar System, Inc.
113,538 20,089,414
Old Dominion Freight Line, Inc.
66,536 27,222,539
U-Haul Holding Co. *
2,125 115,961
Union Pacific Corp.
19,257 3,921,303
59,591,369
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories
216,198 20,938,776
Becton Dickinson & Co.
92,507 23,915,835
Edwards Lifesciences Corp. *
49,906 3,457,488
GE HealthCare Technologies, Inc.
22,372 1,522,191
Hologic, Inc. *
102,165 7,090,251
Intuitive Surgical, Inc. *
42,721 12,486,921
Medtronic plc
212,525 16,653,459
Stryker Corp.
46,469 12,698,583
98,763,504
Health Care Providers & Services - 5.9%
Centene Corp. *
154,942 10,672,405
Chemed Corp.
23,276 12,096,537
Cigna Group (The)
116,579 33,349,755
CVS Health Corp.
27,915 1,949,025
Elevance Health, Inc.
24,550 10,689,561
Henry Schein, Inc. *
49,406 3,668,396
Humana, Inc.
99,166 48,246,242
McKesson Corp.
30,993 13,477,306
Premier, Inc., Class A
43,105 926,758
Quest Diagnostics, Inc.
11,436 1,393,591
UnitedHealth Group, Inc.
96,628 48,718,871
185,188,447
Health Care Technology - 0.0% †
Veeva Systems, Inc., Class A * 7,243 1,473,588
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. *
594 1,831,866
McDonald's Corp.
163,570 43,090,881
Texas Roadhouse, Inc., Class A
46,342 4,453,466
49,376,213
Household Durables - 0.8%
Garmin Ltd.
75,680 7,961,536
NVR, Inc. *
1,373 8,187,611
PulteGroup, Inc.
60,836 4,504,906
INVESTMENTS SHARES VALUE ($)
Household Durables - 0.8% (continued)
Toll Brothers, Inc.
65,334 4,832,102
25,486,155
Household Products - 3.9%
Church & Dwight Co., Inc.
317,587 29,100,497
Clorox Co. (The)
37,109 4,863,505
Colgate-Palmolive Co.
515,292 36,642,414
Kimberly-Clark Corp.
64,247 7,764,250
Procter & Gamble Co. (The)
301,901 44,035,280
122,405,946
Industrial Conglomerates - 1.0%
General Electric Co.
210,288 23,247,338
Honeywell International, Inc.
44,644 8,247,533
31,494,871
Insurance - 7.4%
Allstate Corp. (The)
45,396 5,057,568
Aon plc, Class A
78,606 25,485,637
Arch Capital Group Ltd. *
105,355 8,397,847
Arthur J Gallagher & Co.
96,160 21,917,749
Assurant, Inc.
42,856 6,153,264
Assured Guaranty Ltd.
31,782 1,923,447
Chubb Ltd.
73,105 15,218,999
CNA Financial Corp.
28,962 1,139,655
Erie Indemnity Co., Class A
7,737 2,273,053
Everest Group Ltd.
56,346 20,942,118
Loews Corp.
14,461 915,526
Markel Group, Inc. *
3,840 5,654,361
Marsh & McLennan Cos., Inc.
135,372 25,761,292
Progressive Corp. (The)
280,766 39,110,704
Reinsurance Group of America,
Inc. 43,559 6,324,331
RenaissanceRe Holdings Ltd.
43,553 8,620,010
Travelers Cos., Inc. (The)
155,356 25,371,188
Unum Group
56,030 2,756,116
W R Berkley Corp.
59,131 3,754,227
White Mountains Insurance Group
Ltd. 2,255 3,372,781
230,149,873
Interactive Media & Services - 1.6%
Alphabet, Inc., Class A *
329,401 43,105,415
Meta Platforms, Inc., Class A *
23,135 6,945,358
50,050,773
IT Services - 1.3%
Accenture plc, Class A
35,337 10,852,346
Akamai Technologies, Inc. *
60,052 6,397,940
Amdocs Ltd.
90,648 7,658,850
International Business Machines
Corp. 88,863 12,467,479
VeriSign, Inc. *
11,716 2,372,841
39,749,456

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.8%
Danaher Corp.
139,886 34,705,717
Mettler-Toledo International, Inc. *
6,964 7,716,599
QIAGEN NV *
75,128 3,042,684
Thermo Fisher Scientific, Inc.
58,423 29,571,970
West Pharmaceutical Services, Inc.
34,960 13,117,342
88,154,312
Machinery - 0.8%
Caterpillar, Inc.
23,478 6,409,494
Cummins, Inc.
9,380 2,142,955
IDEX Corp.
18,610 3,871,252
Illinois Tool Works, Inc.
38,005 8,752,932
Lincoln Electric Holdings, Inc.
17,200 3,126,788
24,303,421
Media - 0.0% †
Fox Corp., Class A 37,769 1,178,393
Metals & Mining - 0.3%
Newmont Corp.
194,426 7,184,041
Reliance Steel & Aluminum Co.
3,518 922,525
Royal Gold, Inc.
16,946 1,801,868
9,908,434
Multi-Utilities - 1.3%
Ameren Corp.
107,298 8,029,109
Consolidated Edison, Inc.
244,269 20,892,328
DTE Energy Co.
37,159 3,689,146
Public Service Enterprise Group,
Inc. 23,473 1,335,848
WEC Energy Group, Inc.
93,407 7,523,934
41,470,365
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.
107,327 18,097,479
ConocoPhillips
38,925 4,663,215
EOG Resources, Inc.
128,581 16,298,927
Exxon Mobil Corp.
276,886 32,556,256
Marathon Petroleum Corp.
21,924 3,317,978
74,933,855
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.
120,832 7,013,089
Eli Lilly & Co.
78,430 42,127,106
Johnson & Johnson
284,140 44,254,805
Merck & Co., Inc.
359,964 37,058,294
Pfizer, Inc.
79,822 2,647,696
133,100,990
Professional Services - 2.6%
Automatic Data Processing, Inc.
82,914 19,947,450
Booz Allen Hamilton Holding Corp.,
Class A 15,816 1,728,214
CACI International, Inc., Class A *
54,349 17,061,782
FTI Consulting, Inc. *
135,009 24,086,956
Leidos Holdings, Inc.
21,905 2,018,765
Paychex, Inc.
56,042 6,463,324
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.6% (continued)
Science Applications International
Corp. 11,649 1,229,435
Verisk Analytics, Inc., Class A
33,491 7,911,914
80,447,840
Real Estate Management & Development - 0.1%
CoStar Group, Inc. * 46,685 3,589,610
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.
25,044 4,384,954
Broadcom, Inc.
32,808 27,249,669
First Solar, Inc. *
7,400 1,195,766
Texas Instruments, Inc.
46,659 7,419,247
40,249,636
Software - 5.1%
Adobe, Inc. *
58,695 29,928,581
ANSYS, Inc. *
9,356 2,783,878
Cadence Design Systems, Inc. *
142,727 33,440,936
Dolby Laboratories, Inc., Class A
112,322 8,902,642
Manhattan Associates, Inc. *
33,515 6,624,575
Microsoft Corp.
98,574 31,124,740
Oracle Corp.
59,850 6,339,312
Roper Technologies, Inc.
64,596 31,282,551
Synopsys, Inc. *
16,359 7,508,290
157,935,505
Specialty Retail - 2.7%
AutoZone, Inc. *
12,409 31,518,736
Lowe's Cos., Inc.
9,305 1,933,951
Murphy USA, Inc.
13,019 4,448,983
O'Reilly Automotive, Inc. *
42,868 38,961,010
Ulta Beauty, Inc. *
21,566 8,614,539
85,477,219
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
256,879 43,980,254
Hewlett Packard Enterprise Co.
257,547 4,473,591
48,453,845
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. *
22,097 11,359,847
Lululemon Athletica, Inc. *
27,866 10,745,408
22,105,255
Tobacco - 0.9%
Altria Group, Inc.
269,489 11,332,013
Philip Morris International, Inc.
195,842 18,131,052
29,463,065
Trading Companies & Distributors - 0.5%
Fastenal Co.
80,827 4,416,387
WW Grainger, Inc.
17,520 12,121,037
16,537,424
Water Utilities - 0.2%
American Water Works Co., Inc. 58,709 7,269,935

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. * 325,328 45,562,186
TOTAL COMMON STOCKS
(Cost $2,017,353,885) 3,012,239,566
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 5.36% (a)
(Cost $113,674,133) 113,708,245 113,674,133
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $2,131,028,018) 3,125,913,699
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% †‡ (660,183)
NET ASSETS - 100.0% 3,125,253,516
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 160,742,823 5.2%
Consumer Discretionary 187,374,257 6.0
Consumer Staples 600,506,975 19.2
Energy 74,933,855 2.4
Financials 381,342,038 12.2
Health Care 658,236,381 21.1
Industrials 444,163,030 14.2
Information Technology 344,040,279 11.0
Materials 29,344,600 0.9
Real Estate 3,589,610 0.1
Utilities 127,965,718 4.1
Investment Companies 113,674,133 3.6
Total Investments In Securities
At Value 3,125,913,699 100.0
Liabilities in Excess of Other
Assets ‡ (660,183) (0.0)†
Net Assets
$ 3,125,253,516 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 474 12/2023 USD $ 102,514,350 $ (5,002,830)
$ (5,002,830)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 10,558,993 $ 10,558,993

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.9%
Australia - 7.4%
Ampol Ltd. 13,002 280,715
Aurizon Holdings Ltd. 578,038 1,292,446
BHP Group Ltd. 41,744 1,172,624
Cochlear Ltd. 11,807 1,933,789
Coles Group Ltd. 64,049 639,264
Computershare Ltd. 21,044 350,689
Fortescue Metals Group Ltd. 29,644 394,059
Goodman Group, REIT 26,881 368,427
Medibank Pvt Ltd. 120,650 266,291
Origin Energy Ltd. 30,708 172,915
Pilbara Minerals Ltd. 107,920 294,426
QBE Insurance Group Ltd. 31,119 311,727
REA Group Ltd. 14,635 1,445,388
Santos Ltd. 109,455 551,766
Sonic Healthcare Ltd. 49,762 950,203
Telstra Group Ltd. 1,371,473 3,388,419
Treasury Wine Estates Ltd. 68,161 538,244
Vicinity Ltd., REIT 85,795 92,980
Washington H Soul Pattinson &
Co. Ltd. 37,810 788,742
Wesfarmers Ltd. 29,562 1,000,496
WiseTech Global Ltd. 14,332 594,926
Woolworths Group Ltd. 85,111 2,037,659
18,866,195
—
Belgium - 0.5%
Ageas SA/NV 3,447 141,970
Anheuser-Busch InBev SA/NV 14,672 813,359
Groupe Bruxelles Lambert NV 354 26,341
UCB SA 2,856 233,933
1,215,603
—
Brazil - 1.1%
Wheaton Precious Metals Corp. (1) 48,259 1,958,429
Yara International ASA 20,186 762,216
2,720,645
—
Canada - 11.2%
Agnico Eagle Mines Ltd. (1) 2,765 125,644
Alimentation Couche-Tard, Inc. (1) 19,956 1,013,484
Bank of Montreal (1) 1,972 166,355
Bank of Nova Scotia (The) (1) 7,201 322,766
Barrick Gold Corp. (1) 17,209 249,979
BCE, Inc. (1) 36,079 1,377,284
Canadian National Railway Co. (1) 8,555 926,453
Canadian Pacific Kansas City Ltd.
(1) 12,615 937,685
Canadian Utilities Ltd., Class A (1) 38,965 823,336
CGI, Inc. (1)* 21,282 2,097,724
Constellation Software, Inc. (1) 883 1,822,929
Emera, Inc. (1) 14,915 520,721
Fairfax Financial Holdings Ltd. (1) 614 501,222
Fortis, Inc. (1) 48,097 1,826,854
Franco-Nevada Corp. (1) 15,464 2,064,485
George Weston Ltd. (1) 1,315 145,834
Hydro One Ltd. (1)(a) 107,653 2,740,763
Imperial Oil Ltd. (1) 18,089 1,114,173
Intact Financial Corp. (1) 11,764 1,715,080
INVESTMENTS SHARES VALUE ($)
Canada - 11.2% (continued)
Loblaw Cos. Ltd. (1) 37,753 3,207,581
Lumine Group, Inc. (1)*(b) 2,895 42,884
Manulife Financial Corp. (1) 6,431 117,517
Metro, Inc., Class A (1) 43,531 2,260,760
Rogers Communications, Inc.,
Class B (1) 4,634 177,922
Royal Bank of Canada (1) 10,211 892,358
Saputo, Inc. (1) 15,712 328,526
Sun Life Financial, Inc. (1) 3,828 186,771
Thomson Reuters Corp. (1) 3,850 470,985
Toronto-Dominion Bank (The) (1) 2,713 163,449
West Fraser Timber Co. Ltd. (1) 3,988 289,532
28,631,056
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 346,500 945,899
Budweiser Brewing Co. APAC Ltd.
(a) 461,700 907,339
SITC International Holdings Co.
Ltd. 133,000 223,149
Wilmar International Ltd. 155,300 422,617
2,499,004
—
Denmark - 3.3%
Carlsberg A/S, Class B 10,858 1,369,031
Coloplast A/S, Class B 5,794 613,104
Genmab A/S * 8,786 3,110,689
Novo Nordisk A/S, Class B 25,616 2,332,369
Pandora A/S 1,478 152,517
ROCKWOOL A/S, Class B 3,028 731,824
8,309,534
—
Finland - 0.7%
Elisa OYJ 13,736 636,982
Kone OYJ, Class B 4,560 192,159
Nokia OYJ 79,412 298,595
Orion OYJ, Class B 13,732 539,473
1,667,209
—
France - 7.9%
Air Liquide SA 8,312 1,400,003
AXA SA 2,954 87,642
BioMerieux 2,933 283,741
Bouygues SA 10,793 377,373
Carrefour SA 20,680 355,181
Danone SA 24,262 1,338,237
Dassault Aviation SA 10,529 1,983,136
Dassault Systemes SE 20,125 747,491
Engie SA 76,996 1,180,824
EssilorLuxottica SA 1,091 189,775
Hermes International SCA 960 1,749,915
Ipsen SA 8,896 1,165,571
L'Oreal SA 8,650 3,584,666
Orange SA 84,827 972,988
Pernod Ricard SA 3,852 641,319
Societe Generale SA 28,921 699,819
Thales SA 4,719 663,223
TotalEnergies SE 37,989 2,497,752

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
France - 7.9% (continued)
Vivendi SE 38,148 334,105
20,252,761
—
Germany - 3.4%
Beiersdorf AG 27,697 3,572,612
Deutsche Boerse AG 1,426 246,266
Hannover Rueck SE 2,193 481,185
Rational AG 1,098 694,708
RWE AG 22,192 823,763
SAP SE 18,041 2,335,264
Scout24 SE (a) 7,776 539,177
Telefonica Deutschland Holding AG 40,328 72,129
8,765,104
—
Hong Kong - 2.9%
CK Asset Holdings Ltd. 106,500 559,401
CLP Holdings Ltd. 252,000 1,860,739
HKT Trust & HKT Ltd. 74,000 77,165
Hong Kong & China Gas Co. Ltd. 263,487 183,331
MTR Corp. Ltd. 221,000 873,042
Power Assets Holdings Ltd. 534,500 2,581,370
Sino Land Co. Ltd. 125,866 141,553
Sun Hung Kai Properties Ltd. 52,000 554,838
Swire Pacific Ltd., Class A 11,000 74,091
Swire Properties Ltd. 144,000 299,480
WH Group Ltd. (a) 192,000 100,496
7,305,506
—
Italy - 0.7%
Assicurazioni Generali SpA 13,836 282,426
Coca-Cola HBC AG 37,799 1,033,568
Davide Campari-Milano NV 6,229 73,330
Enel SpA 29,781 182,639
Snam SpA 40,524 190,150
Terna - Rete Elettrica Nazionale 13,966 105,044
1,867,157
—
Japan - 21.7%
Astellas Pharma, Inc. 53,600 741,911
Brother Industries Ltd. 50,800 818,289
Canon, Inc. 125,800 3,030,350
Capcom Co. Ltd. 27,200 978,975
Chubu Electric Power Co., Inc. 8,800 112,023
Chugai Pharmaceutical Co. Ltd. 23,400 721,517
Dai Nippon Printing Co. Ltd. 4,100 106,674
Daito Trust Construction Co. Ltd. 7,900 832,136
Disco Corp. 5,100 942,256
FUJIFILM Holdings Corp. 20,000 1,157,012
Fujitsu Ltd. 4,700 552,772
Hamamatsu Photonics KK 4,200 176,626
Hirose Electric Co. Ltd. 2,400 277,615
Hoya Corp. 25,500 2,611,646
Inpex Corp. 65,900 988,390
Japan Post Bank Co. Ltd. 120,000 1,044,222
Japan Post Holdings Co. Ltd. 44,700 357,606
Japan Tobacco, Inc. 137,300 3,159,004
Kajima Corp. 5,300 86,273
Kao Corp. 4,000 148,260
KDDI Corp. 116,100 3,553,876
Keyence Corp. 2,300 850,600
INVESTMENTS SHARES VALUE ($)
Japan - 21.7% (continued)
Kikkoman Corp. 1,400 73,378
Kirin Holdings Co. Ltd. 87,800 1,229,239
Kobayashi Pharmaceutical Co. Ltd. 17,000 758,217
Koei Tecmo Holdings Co. Ltd. 14,600 207,431
Kyocera Corp. 11,800 598,233
MatsukiyoCocokara & Co. 9,900 177,339
McDonald's Holdings Co. Japan
Ltd. (1) 4,400 168,121
MEIJI Holdings Co. Ltd. 23,000 571,644
Murata Manufacturing Co. Ltd. 4,500 82,090
Nexon Co. Ltd. 61,700 1,102,496
NGK Insulators Ltd. 27,500 364,473
Nintendo Co. Ltd. 46,100 1,915,592
Nippon Telegraph & Telephone
Corp. 1,537,600 1,819,958
Nippon Yusen KK 26,800 695,858
Nissin Foods Holdings Co. Ltd. 9,800 814,310
Nitto Denko Corp. 8,100 531,161
Nomura Research Institute Ltd. 9,861 256,304
Obayashi Corp. 15,300 134,638
Obic Co. Ltd. 13,600 2,060,679
Oji Holdings Corp. 179,900 756,879
Ono Pharmaceutical Co. Ltd. 10,700 205,209
Oracle Corp. Japan 14,500 1,074,091
Osaka Gas Co. Ltd. 78,500 1,291,709
Otsuka Corp. 25,400 1,074,636
Otsuka Holdings Co. Ltd. 19,600 695,900
Recruit Holdings Co. Ltd. 18,900 578,246
Renesas Electronics Corp. * 11,700 178,717
Rohm Co. Ltd. 3,600 67,677
SCSK Corp. 41,700 727,032
Secom Co. Ltd. 18,300 1,241,487
Seiko Epson Corp. 29,100 457,003
Sekisui Chemical Co. Ltd. 20,900 300,687
SG Holdings Co. Ltd. 27,000 345,650
Shin-Etsu Chemical Co. Ltd. 8,800 255,602
Shionogi & Co. Ltd. 4,500 200,720
Shizuoka Financial Group, Inc. 9,600 78,235
SoftBank Corp. 55,700 630,429
Square Enix Holdings Co. Ltd. 5,500 188,460
Subaru Corp. 19,600 381,112
Suntory Beverage & Food Ltd. 67,900 2,066,396
Sysmex Corp. 5,400 256,593
TIS, Inc. 23,500 516,746
Tokyo Electron Ltd. 2,200 300,503
Tokyo Gas Co. Ltd. 52,800 1,197,116
TOPPAN Holdings, Inc. 17,200 411,447
Tosoh Corp. 16,900 216,676
Unicharm Corp. 14,500 512,687
USS Co. Ltd. 30,700 507,512
Yakult Honsha Co. Ltd. 72,000 1,748,661
Yamato Holdings Co. Ltd. 4,400 71,615
55,344,627
—
Luxembourg - 0.0% †
ArcelorMittal SA 3,269 81,843

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.6%
Argenx SE * 2,612 1,276,818
ASML Holding NV 778 458,048
BE Semiconductor Industries NV 5,367 524,927
Heineken NV 11,970 1,055,294
JDE Peet's NV (1) 23,349 652,197
Koninklijke Ahold Delhaize NV 85,044 2,563,199
Koninklijke KPN NV 126,925 418,176
Shell plc 64,890 2,056,638
Wolters Kluwer NV 2,280 276,052
9,281,349
—
Norway - 2.2%
Equinor ASA 92,988 3,047,407
Gjensidige Forsikring ASA 40,033 587,424
Orkla ASA 241,147 1,801,112
Telenor ASA 24,368 276,349
5,712,292
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 25,702 577,221
Singapore - 3.0%
DBS Group Holdings Ltd. 56,200 1,380,253
Jardine Cycle & Carriage Ltd. 4,300 100,251
Oversea-Chinese Banking Corp.
Ltd. 332,900 3,113,298
Singapore Telecommunications Ltd. 865,300 1,531,664
United Overseas Bank Ltd. 70,900 1,476,713
7,602,179
—
Spain - 1.1%
Endesa SA 8,628 175,592
Iberdrola SA 72,838 814,653
Industria de Diseno Textil SA 37,696 1,402,746
Redeia Corp. SA 33,968 534,362
2,927,353
—
Sweden - 1.2%
Essity AB, Class B 30,372 655,040
Evolution AB (a) 1,381 139,356
Industrivarden AB, Class A 8,856 233,526
L E Lundbergforetagen AB, Class B 1,772 73,886
Swedish Orphan Biovitrum AB * 70,849 1,447,639
Tele2 AB, Class B 64,296 491,703
3,041,150
—
Switzerland - 5.7%
Alcon, Inc. 4,045 312,142
Baloise Holding AG (Registered) 7,254 1,050,207
Barry Callebaut AG (Registered) 168 267,161
BKW AG 9,238 1,626,274
Chocoladefabriken Lindt &
Spruengli AG 127 1,411,293
EMS-Chemie Holding AG
(Registered) 596 403,879
Kuehne + Nagel International AG
(Registered) 4,123 1,171,471
Novartis AG (Registered) 29,656 3,028,727
Schindler Holding AG 957 190,634
Sonova Holding AG (Registered) 1,521 359,985
Swisscom AG (Registered) 5,815 3,452,892
INVESTMENTS SHARES VALUE ($)
Switzerland - 5.7% (continued)
Zurich Insurance Group AG 2,611 1,194,678
14,469,343
—
United Kingdom - 9.9%
Associated British Foods plc 37,789 949,405
AstraZeneca plc 12,430 1,676,614
Auto Trader Group plc (a) 275,178 2,067,680
BAE Systems plc 107,149 1,302,058
BP plc 92,756 597,899
British American Tobacco plc 112,722 3,539,325
Centrica plc 806,418 1,516,801
CK Hutchison Holdings Ltd. 95,000 504,364
Diageo plc 61,975 2,284,902
Imperial Brands plc 78,477 1,592,018
J Sainsbury plc 201,897 621,747
National Grid plc 71,175 851,207
Next plc 1,031 91,441
Reckitt Benckiser Group plc 33,113 2,335,153
Sage Group plc (The) 125,322 1,508,113
Smith & Nephew plc 26,029 323,035
Tesco plc 274,835 884,003
Unilever plc 34,242 1,693,842
Vodafone Group plc 914,650 857,394
25,197,001
—
United States - 4.2%
CSL Ltd. 10,693 1,722,675
Ferguson plc 3,146 517,738
GSK plc 20,352 368,245
Holcim AG 1,641 105,039
Nestle SA (Registered) 27,753 3,141,528
QIAGEN NV * 32,232 1,300,548
Roche Holding AG 7,793 2,127,498
Sanofi 9,982 1,071,820
Swiss Re AG 4,603 472,730
10,827,821
—
TOTAL COMMON STOCKS
(Cost $215,065,420) 237,161,953
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA
(Preference)
(Cost $3,488,076) 46,595 3,318,006
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*(c)
(Cost $–) 883 –

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash Investment
Fund, 5.36% (1)(d)
(Cost $2,488,395) 2,489,986 2,489,239
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $221,041,891) 242,969,198
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% ‡ 12,186,298
NET ASSETS - 100.0% 255,155,496
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 28,514,633 11.2%
Consumer Discretionary 5,893,903 2.3
Consumer Staples 64,984,686 25.5
Energy 11,134,741 4.4
Financials 19,406,605 7.6
Health Care 31,801,887 12.5
Industrials 17,815,803 7.0
Information Technology 25,630,133 10.0
Materials 11,062,476 4.3
Real Estate 2,922,906 1.1
Utilities 21,312,186 8.3
Investment Companies 2,489,239 1.0
Total Investments In Securities
At Value 242,969,198 95.2
Other Assets in Excess of
Liabilities ‡ 12,186,298 4.8
Net Assets
$ 255,155,496 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2023 amounted to $6,494,811, which represents 2.55%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2023 amounted to $42,884, which represents 0.02% of net assets of the Fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2023 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) Represents 7-day effective yield as of September 30, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 118 12/2023 USD $ 12,044,850 $ 28,668
$ 28,668
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
JPMS
Cash $ – $ 250,440 $ 250,440

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 86.9%
Australia - 1.8%
ASX Ltd. (2) 891 32,591
BHP Group Ltd. (2) 14,980 420,801
BlueScope Steel Ltd. (2) 187,720 2,324,630
Dexus, REIT (2) 17,949 83,669
Goodman Group, REIT (2) 25,367 347,676
GPT Group (The), REIT (2) 42,925 106,893
Lendlease Corp. Ltd. (2) 2,927 13,423
Mirvac Group, REIT (2) 95,677 130,043
Pilbara Minerals Ltd. (2) 209,800 572,374
Qantas Airways Ltd. (2)* 167,965 556,046
Scentre Group, REIT (2) 90,560 142,303
Sonic Healthcare Ltd. (2) 11,548 220,508
South32 Ltd. (2) 341,415 737,186
Stockland, REIT (2) 49,658 124,283
Vicinity Ltd., REIT (2) 97,628 105,805
5,918,231
—
Belgium - 0.5%
Ageas SA/NV (2) 34,074 1,403,387
Solvay SA (2) 1,728 190,960
1,594,347
—
Canada - 2.1%
Agnico Eagle Mines Ltd. 5,475 248,789
Air Canada * 76,989 1,098,507
ARC Resources Ltd. 60,380 963,768
Bank of Montreal 1,384 116,752
Empire Co. Ltd., Class A 5,863 159,498
Great-West Lifeco, Inc. 1,345 38,481
Imperial Oil Ltd. 16,142 994,250
Manulife Financial Corp. 4,823 88,133
Nutrien Ltd. 15,760 973,274
Parkland Corp. 12,446 364,056
Power Corp. of Canada 7,139 181,753
Restaurant Brands International,
Inc. 2,388 159,024
RioCan, REIT 11,451 152,343
Shopify, Inc., Class A * 4,633 252,892
Suncor Energy, Inc. 16,037 551,510
West Fraser Timber Co. Ltd. 3,995 290,040
6,633,070
—
China - 0.4%
BOC Hong Kong Holdings Ltd. (2) 112,500 307,110
NXP Semiconductors NV 3,094 618,553
SITC International Holdings Co.
Ltd. (2) 175,000 293,616
1,219,279
—
Denmark - 0.7%
AP Moller - Maersk A/S, Class B (2) 859 1,545,250
Danske Bank A/S (2) 36,460 846,091
2,391,341
—
Finland - 0.1%
Nokia OYJ (2) 99,538 374,270
INVESTMENTS SHARES VALUE ($)
France - 1.9%
BNP Paribas SA (2) 9,012 573,040
Cie de Saint-Gobain SA (2) 33,762 2,020,670
Dassault Aviation SA (2) 3,170 597,069
Renault SA (2) 11,042 451,800
Societe Generale SA (2) 26,315 636,760
Sodexo SA (2) 2,483 255,619
TotalEnergies SE (2) 20,036 1,317,354
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 170,786
6,023,098
—
Germany - 2.4%
Bayerische Motoren Werke AG (2) 24,683 2,506,982
Commerzbank AG (2) 48,581 551,363
Daimler Truck Holding AG (2) 3,236 112,044
Deutsche Bank AG (Registered) (2) 246,455 2,708,607
Deutsche Lufthansa AG
(Registered) (2)* 27,854 220,420
E.ON SE (2) 10,502 124,197
Fresenius SE & Co. KGaA (2) 1,365 42,397
GEA Group AG (2) 2,949 108,684
Heidelberg Materials AG (2) 1,176 91,082
Mercedes-Benz Group AG (2) 12,641 879,773
Telefonica Deutschland Holding
AG (2) 202,608 362,379
7,707,928
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 12,971
Hang Lung Properties Ltd. (2) 67,000 91,667
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 195,547
Link, REIT (2) 18,329 89,620
New World Development Co. Ltd.
(2) 95,000 184,195
WH Group Ltd. (2)(a) 432,000 226,116
800,116
—
Italy - 1.0%
Assicurazioni Generali SpA (2) 20,077 409,820
Eni SpA (2) 12,904 207,287
Intesa Sanpaolo SpA (2) 114,325 292,811
UniCredit SpA (2) 98,885 2,356,073
3,265,991
—
Japan - 6.3%
Dai-ichi Life Holdings, Inc. (2) 46,800 966,154
Daito Trust Construction Co. Ltd.
(2) 486 51,192
Daiwa House Industry Co. Ltd. (2) 2,451 65,783
Fujitsu Ltd. (2) 700 82,328
Hulic Co. Ltd. (2) 1,500 13,450
Idemitsu Kosan Co. Ltd. (2) 6,400 146,721
Iida Group Holdings Co. Ltd. (2) 52,800 876,187
Inpex Corp. (2) 11,700 175,480
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 138,790
Japan Post Insurance Co. Ltd. (2) 111,600 1,876,929
Japan Real Estate Investment
Corp., REIT (2) 30 116,902

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
Japan - 6.3% (continued)
JFE Holdings, Inc. (2) 173,300 2,537,858
Kawasaki Kisen Kaisha Ltd. (2) 11,800 402,685
Kobayashi Pharmaceutical Co.
Ltd. (2) 4,200 187,324
Mazda Motor Corp. (2) 162,500 1,845,105
McDonald's Holdings Co. Japan
Ltd. 4,300 164,300
Mitsubishi Corp. (2) 17,500 833,881
Mitsubishi Estate Co. Ltd. (2) 5,764 75,197
Mitsui Fudosan Co. Ltd. (2) 4,598 101,266
Mitsui OSK Lines Ltd. (2) 4,100 112,664
Mizuho Financial Group, Inc. (2) 112,500 1,910,021
NGK Insulators Ltd. (2) 10,800 143,139
Nippon Building Fund, Inc., REIT
(2) 22 89,090
NIPPON EXPRESS HOLDINGS,
Inc. (2) 2,800 146,104
Nippon Steel Corp. (2) 100,500 2,354,529
Nippon Yusen KK (2) 29,700 771,156
Nissan Motor Co. Ltd. (2) 91,400 403,370
Nomura Real Estate Holdings, Inc.
(2) 1,000 25,106
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 131,041
Obayashi Corp. (2) 27,700 243,757
Renesas Electronics Corp. (2)* 55,000 840,123
Shionogi & Co. Ltd. (2) 2,100 93,669
Subaru Corp. (2) 21,500 418,056
SUMCO Corp. (2) 6,700 87,187
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 68,123
Tokyo Electric Power Co. Holdings,
Inc. (2)* 138,800 619,139
Tokyo Gas Co. Ltd. (2) 9,900 224,459
Tosoh Corp. (2) 51,300 657,722
19,995,987
—
Luxembourg - 0.1%
ArcelorMittal SA (2) 18,926 473,832
Macau - 0.1%
Sands China Ltd. (2)* 66,800 203,137
Netherlands - 1.2%
ABN AMRO Bank NV, CVA (2)(a) 39,174 553,629
ING Groep NV (2) 19,668 259,226
NN Group NV (2) 50,349 1,614,097
OCI NV (2) 11,057 307,463
Shell plc (2) 38,971 1,235,156
3,969,571
—
Russia - 0.0%
Evraz plc (3)*(b) 77,212 –
Singapore - 0.1%
Grab Holdings Ltd., Class A * 93,542 331,138
Singapore Airlines Ltd. (2) 17,600 83,023
Singapore Exchange Ltd. (2) 4,067 28,933
443,094
—
INVESTMENTS SHARES VALUE ($)
Spain - 1.3%
Banco Santander SA (2) 97,211 370,186
Repsol SA (2) 225,030 3,701,522
4,071,708
—
Sweden - 0.6%
Assa Abloy AB, Class B (2) 11,772 255,789
Investor AB, Class B (2) 8,816 168,778
Skanska AB, Class B (2) 26,682 438,133
SKF AB, Class B (2) 43,493 722,051
Svenska Handelsbanken AB, Class
A (2) 25,525 227,119
Swedbank AB, Class A (2) 5,194 95,473
Volvo Car AB, Class B (2)* 27,609 111,674
2,019,017
—
Switzerland - 0.8%
ABB Ltd. (Registered) (2) 12,654 451,662
Baloise Holding AG (Registered) (2) 2,765 400,307
Dufry AG (Registered) (2)* 2,071 78,627
Novartis AG (Registered) (2) 14,694 1,500,678
Swatch Group AG (The) (2) 422 108,084
Swiss Life Holding AG (Registered)
(2) 271 168,610
2,707,968
—
United Kingdom - 4.5%
3i Group plc (2) 9,545 240,254
Aviva plc (2) 63,068 298,511
Barclays plc (2) 936,759 1,805,537
Barratt Developments plc (2) 75,435 404,455
BP plc (2) 254,949 1,643,385
British American Tobacco plc (2) 15,725 493,745
Centrica plc (2) 1,098,299 2,065,803
CK Hutchison Holdings Ltd. (2) 276,500 1,467,963
DCC plc (2) 1,667 93,335
HSBC Holdings plc (2) 387,313 3,030,873
Imperial Brands plc (2) 19,106 387,592
Legal & General Group plc (2) 104,306 281,453
Pearson plc (2) 8,348 88,078
Rolls-Royce Holdings plc (2)* 380,454 1,019,383
Vodafone Group plc (2) 482,009 451,836
Whitbread plc (2) 11,293 475,355
14,247,558
—
United States - 60.8%
3M Co. 16,520 1,546,602
AbbVie, Inc. 895 133,409
Activision Blizzard, Inc. 3,912 366,281
Adobe, Inc. * 5,411 2,759,069
Akamai Technologies, Inc. * 1,613 171,849
Ally Financial, Inc. 16,516 440,647
Alphabet, Inc., Class A * 41,176 5,388,291
Alphabet, Inc., Class C * 27,001 3,560,082
Altria Group, Inc. 87,824 3,692,999
Amazon.com, Inc. * 47,368 6,021,421
American International Group, Inc. 21,048 1,275,509
American Tower Corp., REIT 4,396 722,922
Analog Devices, Inc. 493 86,319
Apple, Inc. 68,222 11,680,290
Applied Materials, Inc. 4,722 653,761

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
United States - 60.8% (continued)
Archer-Daniels-Midland Co. 20,873 1,574,242
AT&T, Inc. 274,090 4,116,832
AvalonBay Communities, Inc., REIT 811 139,281
Baker Hughes Co., Class A 28,219 996,695
Bank of America Corp. 89,452 2,449,196
Bank of New York Mellon Corp.
(The) 1,981 84,490
Berkshire Hathaway, Inc., Class B * 6,896 2,415,669
Boeing Co. (The) * 6,548 1,255,121
Booking Holdings, Inc. * 133 410,165
Bristol-Myers Squibb Co. 4,123 239,299
Broadcom, Inc. 1,530 1,270,787
Builders FirstSource, Inc. * 8,465 1,053,808
Caesars Entertainment, Inc. * 8,701 403,291
Capital One Financial Corp. 5,021 487,288
Cardinal Health, Inc. 15,780 1,370,020
Caterpillar, Inc. 427 116,571
Centene Corp. * 17,758 1,223,171
CF Industries Holdings, Inc. 15,395 1,319,967
Cheniere Energy, Inc. 9,526 1,580,935
Chesapeake Energy Corp. 1,015 87,523
Chevron Corp. 9,914 1,671,699
Chewy, Inc., Class A * 9,802 178,985
Chubb Ltd. 1,019 212,135
Cigna Group (The) 12,782 3,656,547
Cisco Systems, Inc. 62,119 3,339,517
Citigroup, Inc. 76,973 3,165,899
Citizens Financial Group, Inc. 47,654 1,277,127
Cleveland-Cliffs, Inc. * 26,380 412,319
Clorox Co. (The) 2,590 339,445
Coca-Cola Co. (The) 24,520 1,372,630
Cognizant Technology Solutions
Corp., Class A 14,549 985,549
ConocoPhillips 5,414 648,597
Coterra Energy, Inc. 24,123 652,527
Crown Castle, Inc., REIT 1,970 181,299
CVS Health Corp. 57,252 3,997,335
Dell Technologies, Inc., Class C 1,245 85,781
Delta Air Lines, Inc. 56,507 2,090,759
Dick's Sporting Goods, Inc. 6,994 759,409
Digital Realty Trust, Inc., REIT 910 110,128
Discover Financial Services 16,302 1,412,242
DocuSign, Inc., Class A * 26,418 1,109,556
Elevance Health, Inc. 908 395,361
Enphase Energy, Inc. * 1,047 125,797
EOG Resources, Inc. 6,642 841,940
Equinix, Inc., REIT 222 161,230
Equity Residential, REIT 2,048 120,238
Everest Group Ltd. 1,052 390,997
Exact Sciences Corp. * 1,152 78,589
Exxon Mobil Corp. 12,289 1,444,941
Fidelity National Information
Services, Inc. 9,338 516,111
First Citizens BancShares, Inc.,
Class A 773 1,066,817
First Horizon Corp. 137,098 1,510,820
Ford Motor Co. 52,054 646,511
Fortinet, Inc. * 1,421 83,384
General Dynamics Corp. 5,063 1,118,771
General Motors Co. 114,168 3,764,119
INVESTMENTS SHARES VALUE ($)
United States - 60.8% (continued)
Genuine Parts Co. 4,280 617,946
Gilead Sciences, Inc. 14,429 1,081,309
Global Payments, Inc. 1,662 191,778
GoDaddy, Inc., Class A * 13,669 1,018,067
Goldman Sachs Group, Inc. (The) 1,339 433,260
Hewlett Packard Enterprise Co. 98,853 1,717,077
HF Sinclair Corp. 13,972 795,426
Holcim AG (2) 5,326 340,911
Home Depot, Inc. (The) 976 294,908
Horizon Therapeutics plc * 799 92,436
Humana, Inc. 4,992 2,428,708
Huntington Ingalls Industries, Inc. 4,786 979,120
Incyte Corp. * 2,360 136,337
International Paper Co. 11,371 403,329
Johnson & Johnson 1,837 286,113
JPMorgan Chase & Co. 6,583 954,667
Keurig Dr Pepper, Inc. 36,899 1,164,901
KLA Corp. 1,227 562,776
Kraft Heinz Co. (The) 65,318 2,197,298
Kroger Co. (The) 21,147 946,328
Lam Research Corp. 535 335,322
Las Vegas Sands Corp. 17,091 783,451
Lennar Corp., Class A 8,106 909,736
Lockheed Martin Corp. 3,296 1,347,932
LyondellBasell Industries NV, Class
A 2,353 222,829
Marathon Oil Corp. 23,318 623,757
Marathon Petroleum Corp. 11,280 1,707,115
Match Group, Inc. * 6,400 250,720
McKesson Corp. 3,515 1,528,498
Meta Platforms, Inc., Class A * 13,667 4,102,970
MetLife, Inc. 6,890 433,450
Microchip Technology, Inc. 10,158 792,832
Microsoft Corp. 34,692 10,954,000
Molson Coors Beverage Co., Class
B 56,729 3,607,397
Mosaic Co. (The) 32,627 1,161,521
NVIDIA Corp. 13,574 5,904,555
Oracle Corp. 767 81,241
O'Reilly Automotive, Inc. * 411 373,541
Owens Corning 14,090 1,922,017
PACCAR, Inc. 16,599 1,411,247
PayPal Holdings, Inc. * 25,070 1,465,592
PepsiCo, Inc. 854 144,702
Pfizer, Inc. 17,345 575,334
Phillips 66 3,433 412,475
Pioneer Natural Resources Co. 1,196 274,542
Prologis, Inc., REIT 2,980 334,386
Public Storage, REIT 2,484 654,584
PulteGroup, Inc. 24,757 1,833,256
QUALCOMM, Inc. 3,689 409,700
Roku, Inc., Class A * 4,351 307,137
Royalty Pharma plc, Class A 3,059 83,021
Salesforce, Inc. * 11,947 2,422,613
Sensata Technologies Holding plc 14,317 541,469
Simon Property Group, Inc., REIT 1,723 186,136
Sirius XM Holdings, Inc. 416,726 1,883,602
Skyworks Solutions, Inc. 3,563 351,276
Splunk, Inc. * 4,120 602,550
SS&C Technologies Holdings, Inc. 1,971 103,556

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
INVESTMENTS SHARES VALUE ($)
United States - 60.8% (continued)
Starbucks Corp. 1,479 134,988
Steel Dynamics, Inc. 4,103 439,924
Stellantis NV (2) 10,244 196,284
Stellantis NV (2) 77,896 1,491,586
Swiss Re AG (2) 16,848 1,730,296
Synchrony Financial 61,651 1,884,671
Tesla, Inc. * 12,073 3,020,906
Truist Financial Corp. 6,586 188,425
Tyson Foods, Inc., Class A 10,054 507,626
Uber Technologies, Inc. * 16,042 737,772
Ulta Beauty, Inc. * 1,285 513,293
UnitedHealth Group, Inc. 6,039 3,044,803
Valero Energy Corp. 21,275 3,014,880
VeriSign, Inc. * 439 88,911
Verizon Communications, Inc. 50,400 1,633,464
Viatris, Inc. 128,848 1,270,441
Vistra Corp. 26,405 876,118
VMware, Inc., Class A * 1,113 185,292
Walmart, Inc. 29,496 4,717,295
Walt Disney Co. (The) * 1,430 115,902
Welltower, Inc., REIT 3,001 245,842
194,740,389
—
TOTAL COMMON STOCKS
(Cost $235,922,670) 278,799,932
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Porsche Automobil Holding SE
(Preference) (2) 865 42,549
Volkswagen AG (Preference) (2) 4,729 543,359
TOTAL PREFERRED STOCKS
(Cost $683,344) 585,908
SHORT-TERM INVESTMENTS - 10.1%
INVESTMENT COMPANIES - 10.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.24% (c)(d) 7,426,137 7,426,137
Limited Purpose Cash Investment
Fund, 5.36% (c) 24,966,540 24,959,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,380,355) 32,385,188
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.2%
(Cost $268,986,369) 311,771,028
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.8% ‡ 9,102,214
NET ASSETS - 100.0% 320,873,242
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 22,539,494 7.0%
Consumer Discretionary 32,369,332 10.1
Consumer Staples 21,719,139 6.8
Energy 26,053,541 8.1
Financials 49,021,497 15.3
Health Care 23,477,984 7.3
Industrials 28,292,913 8.8
Information Technology 50,033,221 15.6
Materials 16,481,340 5.2
Real Estate 5,474,692 1.7
Utilities 3,922,687 1.2
Investment Companies 32,385,188 10.1
Total Investments In Securities
At Value 311,771,028 97.2
Other Assets in Excess of
Liabilities ‡ 9,102,214 2.8
Net Assets
$ 320,873,242 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September
30, 2023 amounted to $779,745, which represents 0.24% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of September 30, 2023 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at September 30, 2023 amounted to $0, which
represents 0.00% of net assets of the Fund.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Level 3 security (See Note 4).

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
Total return swap contracts outstanding as of September 30, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/20/2023 EUR (17,818,100) $ 241,011
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/15/2023 CHF (11,662,120) 13,612
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 AUD 2,895,438 945
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-1.10%) Monthly JPMC 12/20/2023 CAD (964,938) 6,948
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.40%) Monthly JPMC 12/20/2023 EUR (74,160) 1,159
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.30%) Monthly JPMC 12/20/2023 EUR (968,658) 21,852
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.60%) Monthly JPMC 12/20/2023 SEK (8,321,051) 844
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.20%) Monthly JPMC 12/20/2023 CHF (1,747,860) 9,594

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.26%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 GBP 1,248,298 $ 19,080
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 12/20/2023 ILS 2,200,596 2,585
317,630
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 EUR 6,801,559 (50,254)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/20/2023 JPY 643,020,019 (70,129)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.58%) Monthly JPMC 12/20/2023 EUR (1,742,880) (5,604)
(125,987)
$ 191,643

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
Futures contracts outstanding as of September 30, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 51 10/2023 HKD $ 5,825,213 $ 54,683
MSCI Singapore Index 40 10/2023 SGD 835,845 14,699
FTSE/MIB Index 193 12/2023 EUR 28,855,625 (251,163)
S&P 500 E-Mini Index 76 12/2023 USD 16,436,900 (555,442)
SPI 200 Index 29 12/2023 AUD 3,303,059 30,567
TOPIX Index 219 12/2023 JPY 34,050,220 (508,631)
(1,215,287)
Short Contracts
CAC 40 10 Euro Index (6) 10/2023 EUR (453,655) 6,305
IBEX 35 Index (26) 10/2023 EUR (2,594,914) 11,517
OMXS30 Index (87) 10/2023 SEK (1,720,005) 6,756
DAX Index (26) 12/2023 EUR (10,669,661) 258,580
S&P/TSX 60 Index (79) 12/2023 CAD (13,683,446) 508,171
791,329
$ (423,958)
Forward foreign currency exchange contracts outstanding as of September 30, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 16,696,275 USD 10,709,263 CITG 12/20/2023 $ 55,556
AUD 16,696,273 USD 10,709,208 JPMC 12/20/2023 55,610
CAD 9,131,442 USD 6,725,809 CITG 12/20/2023 5,769
CAD 9,131,442 USD 6,725,776 JPMC 12/20/2023 5,802
ILS 39,500 USD 10,354 CITG 12/20/2023 44
ILS 39,500 USD 10,354 JPMC 12/20/2023 44
NOK 106,600,724 USD 9,963,645 CITG 12/20/2023 24,397
NOK 106,600,725 USD 9,963,596 JPMC 12/20/2023 24,448
USD 4,392,094 CAD 5,942,000 CITG 12/20/2023 11,731
USD 4,392,116 CAD 5,942,000 JPMC 12/20/2023 11,752
USD 26,741,307 CHF 23,418,503 CITG 12/20/2023 925,991
USD 26,741,433 CHF 23,418,497 JPMC 12/20/2023 926,124
USD 291,748 DKK 2,021,000 CITG 12/20/2023 3,924
USD 291,750 DKK 2,021,000 JPMC 12/20/2023 3,925
USD 9,057,277 EUR 8,415,000 CITG 12/20/2023 126,729
USD 9,057,323 EUR 8,415,000 JPMC 12/20/2023 126,774
USD 724,199 HKD 5,659,500 CITG 12/20/2023 266
USD 724,203 HKD 5,659,500 JPMC 12/20/2023 270
USD 924 ILS 3,500 CITG 12/20/2023 3
USD 924 ILS 3,500 JPMC 12/20/2023 3
USD 23,393,518 JPY 3,369,435,501 CITG 12/20/2023 544,503
USD 23,393,635 JPY 3,369,435,499 JPMC 12/20/2023 544,620
USD 968,034 SEK 10,500,000 CITG 12/20/2023 3,077
USD 968,039 SEK 10,500,000 JPMC 12/20/2023 3,081
USD 62,937 SGD 85,500 CITG 12/20/2023 164
USD 62,937 SGD 85,500 JPMC 12/20/2023 164
Total unrealized appreciation 3,404,771
AUD 10,764,258 USD 6,965,639 CITG 12/20/2023 (25,449)
AUD 10,764,257 USD 6,965,603 JPMC 12/20/2023 (25,415)
CAD 14,437,757 USD 10,698,965 CITG 12/20/2023 (55,641)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 14,437,757 USD 10,698,911 JPMC 12/20/2023 $ (55,589)
CHF 1,537,000 USD 1,742,657 CITG 12/20/2023 (48,350)
CHF 1,537,000 USD 1,742,649 JPMC 12/20/2023 (48,341)
DKK 3,722,500 USD 543,123 CITG 12/20/2023 (12,978)
DKK 3,722,500 USD 543,121 JPMC 12/20/2023 (12,976)
EUR 32,275,814 USD 35,031,354 CITG 12/20/2023 (778,149)
EUR 32,275,813 USD 35,031,178 JPMC 12/20/2023 (777,974)
GBP 22,711,001 USD 28,475,651 CITG 12/20/2023 (750,182)
GBP 22,710,996 USD 28,475,503 JPMC 12/20/2023 (750,033)
HKD 1,505,500 USD 192,785 CITG 12/20/2023 (210)
HKD 1,505,500 USD 192,784 JPMC 12/20/2023 (209)
ILS 1,150,999 USD 304,285 CITG 12/20/2023 (1,300)
ILS 1,151,000 USD 304,284 JPMC 12/20/2023 (1,299)
NOK 103,534,276 USD 9,751,678 CITG 12/20/2023 (50,948)
NOK 103,534,276 USD 9,751,629 JPMC 12/20/2023 (50,900)
SGD 667,500 USD 494,479 CITG 12/20/2023 (4,405)
SGD 667,500 USD 494,477 JPMC 12/20/2023 (4,404)
USD 5,907,188 CAD 8,042,500 CITG 12/20/2023 (21,636)
USD 5,907,218 CAD 8,042,500 JPMC 12/20/2023 (21,605)
USD 713,753 CHF 648,500 CITG 12/20/2023 (1,119)
USD 713,757 CHF 648,500 JPMC 12/20/2023 (1,115)
USD 783 DKK 5,500 CITG 12/20/2023 –
USD 783 DKK 5,500 JPMC 12/20/2023 –
USD 81,459 GBP 67,000 CITG 12/20/2023 (334)
USD 81,459 GBP 67,000 JPMC 12/20/2023 (334)
USD 12,613 ILS 48,000 CITG 12/20/2023 (23)
USD 12,613 ILS 48,000 JPMC 12/20/2023 (23)
USD 22,938,301 NZD 38,626,001 CITG 12/20/2023 (212,973)
USD 22,938,414 NZD 38,625,998 JPMC 12/20/2023 (212,858)
USD 6,439,565 SEK 70,856,501 CITG 12/20/2023 (72,201)
USD 6,439,597 SEK 70,856,500 JPMC 12/20/2023 (72,168)
USD 12,480 SGD 17,000 CITG 12/20/2023 (2)
USD 12,480 SGD 17,000 JPMC 12/20/2023 (2)
Total unrealized depreciation (4,071,145)
Net unrealized depreciation $ (666,374)
Collateral pledged to, or (received from), each counterparty at September 30, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE- TRADED TOTAL
BARC
Cash $ – $ 5,705,744 $ 5,705,744
CITG
Cash (55,953) – (55,953)
Investment Companies 2,244,826 – 2,244,826
GSCO
Cash – 3,345,054 3,345,054
GSIN
Cash (451,495) – (451,495)
JPMC
Investment Companies 5,181,311 – 5,181,311

Schedule of Investments
AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.07%
Australian Bank-Bill Reference Rate (“BBR”): 4.05%
Canadian Overnight Repo Rate Average ("CORRA"): 5.02%
Euro Short-Term Rate ("ESTR"): 3.88%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.71%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.78%
Tokyo Overnight Average Rate (“TONAR”):  -0.06%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 646,256,816 $ 69,134,190 $ 405,676,227 $ 453,511,883
Investments in securities of unaffiliated issuers, at value .......... $ 1,010,309,044 $ 101,346,282 $ 474,702,334 $ 500,725,491
Cash ................................................. — — 8,884 6,381
Cash denominated in foreign currencies
‡
...................... — — 23,232 20,981
Deposits with brokers for futures contracts ..................... 2,205,025 272,196 594,433 629,521
Receivables:
Foreign tax reclaims ................................... — — 1,037,866 —
Dividends ........................................... 807,160 66,478 1,539,914 1,375,837
Capital shares sold .................................... 2,631,706 31,057 991,585 115,919
Prepaid expenses .......................................
35,002 21,926 26,327 18,727
Total Assets 1,015,987,937 101,737,939 478,924,575 502,892,857
LIABILITIES:
Variation margin on futures contracts ......................... 106,582 22,102 71,516 22,611
Payables: – – – –
Accrued investment advisory fees ......................... 214,018 33,739 134,549 178,259
Accrued distribution fees—Class N ........................ 1,074 910 223 142
Capital shares redeemed ............................... 448,462 10,935 33,611 116,065
Deferred foreign capital gains tax ......................... — — — 1,824,541
Other accrued expenses and liabilities ........................
124,866 55,385 98,969 161,409
Total Liabilities 895,002 123,071 338,868 2,303,027
Commitments and contingent liabilities
*
Net Assets $ 1,015,092,935 $ 101,614,868 $ 478,585,707 $ 500,589,830
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 529,525,325 $ 63,295,987 $ 405,003,075 $ 484,192,658
Total distributable earnings (loss) ...........................
485,567,610 38,318,881 73,582,632 16,397,172
Net Assets $ 1,015,092,935 $ 101,614,868 $ 478,585,707 $ 500,589,830
NET ASSETS:
Class I ............................................... $ 196,245,554 $ 58,597,068 $ 83,745,077 $ 49,505,113
Class N ............................................... 5,132,391 4,325,117 1,072,226 685,350
Class R6 .............................................. 813,714,990 38,692,683 393,768,404 450,399,367
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,157,756 3,635,850 6,928,202 5,284,047
Class N ............................................... 289,173 268,845 88,593 72,730
Class R6 .............................................. 46,312,501 2,396,643 32,630,968 48,071,527
NET ASSET VALUE: – – – –
Class I ............................................... $ 17.59 $ 16.12 $ 12.09 $ 9.37
Class N ............................................... $ 17.75 $ 16.09 $ 12.10 $ 9.42
Class R6 .............................................. $ 17.57 $ 16.14 $ 12.07 $ 9.37
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 23,223 $ 21,265
* See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 434,516,556 $ 120,474,030 $ 163,057,399 $ 2,131,028,018
Investments in securities of unaffiliated issuers, at value .......... $ 644,799,011 $ 157,189,030 $ 226,682,959 $ 3,125,913,699
Cash ................................................. — 9,128 92,700 —
Cash denominated in foreign currencies
‡
...................... 360 — — —
Deposits with brokers for futures contracts ..................... 714,990 205,550 81,233 5,839,988
Receivables:
Foreign tax reclaims ................................... — — 1,107,181 —
Dividends ........................................... 266,612 46,431 640,239 3,257,510
Capital shares sold .................................... 76,797 19,321 27,266 2,327,046
Prepaid expenses .......................................
31,260 25,496 26,532 72,742
Total Assets 645,889,030 157,494,956 228,658,110 3,137,410,985
LIABILITIES:
Due to custodian ........................................ — — — 79,257
Foreign currency due to custodian, at value .................... — — 10,212 —
Variation margin on futures contracts ......................... 34,313 15,169 8,018 283,825
Payables: – – – –
Interfund loan ........................................ — — 360,000 —
Accrued investment advisory fees ......................... 141,528 45,267 41,233 679,624
Accrued distribution fees—Class N ........................ 12,947 386 1,000 48,352
Capital shares redeemed ............................... 742,941 401,337 370,633 10,433,662
Other accrued expenses and liabilities ........................
163,258 81,525 114,531 632,749
Total Liabilities 1,094,987 543,684 905,627 12,157,469
Commitments and contingent liabilities
*
Net Assets $ 644,794,043 $ 156,951,272 $ 227,752,483 $ 3,125,253,516
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 352,112,466 $ 114,393,489 $ 142,391,142 $ 1,595,166,881
Total distributable earnings (loss) ...........................
292,681,577 42,557,783 85,361,341 1,530,086,635
Net Assets $ 644,794,043 $ 156,951,272 $ 227,752,483 $ 3,125,253,516
NET ASSETS:
Class I ............................................... $ 355,278,586 $ 132,059,075 $ 139,754,086 $ 2,123,493,525
Class N ............................................... 61,272,574 1,839,695 4,747,448 227,113,058
Class R6 .............................................. 228,242,883 23,052,502 83,250,949 774,646,933
SHARES OUTSTANDING: – – – –
Class I ............................................... 18,193,865 7,494,967 8,697,822 83,488,542
Class N ............................................... 3,138,139 104,462 296,137 8,957,331
Class R6 .............................................. 11,747,699 1,314,013 5,189,534 30,490,402
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.53 $ 17.62 $ 16.07 $ 25.43
Class N ............................................... $ 19.53 $ 17.61 $ 16.03 $ 25.35
Class R6 .............................................. $ 19.43 $ 17.54 $ 16.04 $ 25.41
‡
Cash denominated in foreign currencies, at cost ............... $ 413 $ — $ — $ —
* See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 221,041,891 $ 268,986,369
Investments in securities of unaffiliated issuers, at value ......................................... $ 242,969,198 $ 311,771,028
Cash ................................................................................ 10,680,179 48,915
Cash denominated in foreign currencies
‡
..................................................... — 310,524
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 3,404,771
Unrealized appreciation on OTC swaps ...................................................... — 317,630
Due from brokers ...................................................................... — 215,933
Deposits with brokers for futures contracts .................................................... 379,217 8,708,743
Receivables:
Securities sold ...................................................................... 24,373 —
Foreign tax reclaims .................................................................. 586,599 414,825
Dividends .......................................................................... 665,871 707,469
Capital shares sold ................................................................... 228,459 51,654
Prepaid expenses ......................................................................
31,479 18,842
Total Assets 255,565,375 325,970,334
LIABILITIES:
Foreign currency due to custodian, at value ................................................... 104,513 —
Due to brokers ........................................................................ — 507,518
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 4,071,145
Unrealized depreciation on OTC swaps ...................................................... — 125,987
Variation margin on futures contracts ........................................................ 100,109 81,903
Payables: – –
Securities purchased .................................................................. — 307
Accrued investment advisory fees ........................................................ 68,447 154,635
Accrued distribution fees—Class N ....................................................... 646 1,443
Capital shares redeemed .............................................................. 48,803 68,683
Other accrued expenses and liabilities .......................................................
87,361 85,471
Total Liabilities 409,879 5,097,092
Commitments and contingent liabilities
*
Net Assets $ 255,155,496 $ 320,873,242
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 239,229,707 $ 266,741,667
Total distributable earnings (loss) ..........................................................
15,925,789 54,131,575
Net Assets $ 255,155,496 $ 320,873,242
NET ASSETS:
Class I .............................................................................. $ 88,244,648 $ 12,210,908
Class N .............................................................................. 3,067,120 6,950,374
Class R6 ............................................................................. 163,843,728 301,711,960
SHARES OUTSTANDING: – –
Class I .............................................................................. 6,725,767 1,306,042
Class N .............................................................................. 225,557 755,307
Class R6 ............................................................................. 12,491,883 32,041,639
NET ASSET VALUE: – –
Class I .............................................................................. $ 13.12 $ 9.35
Class N .............................................................................. $ 13.60 $ 9.20
Class R6 ............................................................................. $ 13.12 $ 9.42
‡
Cash denominated in foreign currencies, at cost .............................................. $ — $ 314,197
* See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2023
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 19,691,780 $ 1,891,760 $ 16,271,238 $ 24,319,184
Total Income 19,691,780 1,891,760 16,271,238 24,319,184
EXPENSES:
Investment advisory fees .................................. 2,448,765 498,103 1,819,459 2,492,981
Custody fees ........................................... 32,377 36,051 72,565 312,292
Administration & accounting fees ............................ 210,646 23,799 97,770 107,184
Legal fees ............................................. 75,818 11,334 25,801 27,115
Audit & tax fees ......................................... 50,535 51,725 65,579 121,614
Shareholder reporting fees ................................ 66,901 27,651 48,042 53,894
Transfer agent fees ...................................... 230,198 72,884 105,079 73,713
Trustee fees ........................................... 66,624 8,299 30,530 33,601
Distribution fees—Class N ................................. 13,309 11,991 2,869 2,576
Interest expense ........................................ 71,347 6,455 26,065 29,232
Interfund lending expense ................................. — 378 — —
Recoupment of reimbursement ............................. 9,378 1,544 — —
Registration fees ........................................ 73,114 53,460 61,978 62,180
Tax expense (Note 2) .................................... — — 6,868 45,485
Other expenses ........................................ 33,976 4,215 19,341 62,277
Total Expenses 3,382,988 807,889 2,381,946 3,424,144
Less expense reimbursements ............................. (131,861) (160,106) (221,566) (287,956)
Net Expenses 3,251,127 647,783 2,160,380 3,136,188
Net Investment Income (Loss) 16,440,653 1,243,977 14,110,858 21,182,996
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of capital gain country tax of $—, $—, $— and $82,304) ........ 111,574,723 6,388,454 13,306,507 (5,897,414)
Settlement of foreign currency and foreign currency transactions .. — — (91,191) (369,510)
Expiration or closing of futures contracts .................... 4,845,570 58,456 1,427,479 (1,015,494)
Net realized gain (loss) 116,420,293 6,446,910 14,642,795 (7,282,418)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accruals of $—, $—, $— and $1,506,501) 58,927,908 9,836,161 74,757,377 52,855,959
Foreign currency and foreign currency transactions ............ — — 99,898 164,286
Futures contracts ..................................... 2,193,206 274,145 1,042,663 1,506,251
Net change in unrealized appreciation (depreciation) 61,121,114 10,110,306 75,899,938 54,526,496
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 177,541,407 16,557,216 90,542,733 47,244,078
Net increase (decrease) in net assets resulting from operations $ 193,982,060 $ 17,801,193 $ 104,653,591 $ 68,427,074
†
Net of foreign taxes withheld of ............................ $ 23,576 $ 1,063 $ 1,555,485 $ 3,442,749

Statements of Operations

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2023
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
INVESTMENT INCOME:
Dividend income
†
....................................... $ 11,762,437 $ 3,132,044 $ 10,660,084 $ 74,224,487
Total Income 11,762,437 3,132,044 10,660,084 74,224,487
EXPENSES:
Investment advisory fees .................................. 1,762,917 877,703 1,295,840 9,555,338
Custody fees ........................................... 28,975 34,675 86,308 103,117
Administration & accounting fees ............................ 151,650 41,948 69,651 822,001
Legal fees ............................................. 43,333 26,501 28,135 252,576
Audit & tax fees ......................................... 51,711 51,758 65,719 58,279
Shareholder reporting fees ................................ 74,070 45,961 59,306 218,418
Transfer agent fees ...................................... 472,837 177,210 216,881 2,187,929
Trustee fees ........................................... 48,466 14,068 22,743 260,299
Distribution fees—Class N ................................. 148,769 8,499 72,775 687,566
Interest expense ........................................ 43,003 11,909 50,899 228,007
Interfund lending expense ................................. — 5,607 31,857 19,593
Recoupment of reimbursement ............................. 9,341 — — 13,258
Registration fees ........................................ 61,604 55,837 55,483 109,428
Other expenses ........................................ 28,026 7,722 19,175 148,421
Total Expenses 2,924,702 1,359,398 2,074,772 14,664,230
Less expense reimbursements ............................. (145,589) (184,260) (254,168) (43,265)
Net Expenses 2,779,113 1,175,138 1,820,604 14,620,965
Net Investment Income (Loss) 8,983,324 1,956,906 8,839,480 59,603,522
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 81,567,143 7,935,214 35,176,648 573,911,616
Settlement of foreign currency and foreign currency transactions .. — — 65,129 —
Expiration or closing of futures contracts .................... 1,637,721 (45,191) 1,026,427 4,996,754
Net realized gain (loss) 83,204,864 7,890,023 36,268,204 578,908,370
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (2,688,773) 11,807,436 23,526,072 (157,600,940)
Foreign currency and foreign currency transactions ............ 27 — 93,701 —
Futures contracts ..................................... 2,894,228 776,173 1,355,050 8,725,869
Net change in unrealized appreciation (depreciation) 205,482 12,583,609 24,974,823 (148,875,071)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 83,410,346 20,473,632 61,243,027 430,033,299
Net increase (decrease) in net assets resulting from operations $ 92,393,670 $ 22,430,538 $ 70,082,507 $ 489,636,821
†
Net of foreign taxes withheld of ............................ $ — $ 1,923 $ 1,059,353 $ 3,860

Statements of Operations

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
For the Year Ended September 30, 2023
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
...................................................................... $ 8,704,794 $ 9,596,414
Total Income 8,704,794 9,596,414
EXPENSES:
Investment advisory fees ................................................................. 1,099,263 1,884,406
Custody fees .......................................................................... 54,228 56,251
Administration & accounting fees ........................................................... 59,069 67,524
Legal fees ............................................................................ 15,814 19,855
Audit & tax fees ........................................................................ 66,708 90,194
Shareholder reporting fees ............................................................... 35,479 28,302
Transfer agent fees ..................................................................... 133,729 40,746
Trustee fees .......................................................................... 18,964 21,752
Distribution fees—Class N ................................................................ 15,690 16,409
Interest expense ....................................................................... 15,636 31,460
Registration fees ....................................................................... 72,217 54,850
Tax expense (Note 2 ) ................................................................... 7,294 —
Other expenses ....................................................................... 15,916 16,138
Total Expenses 1,610,007 2,327,887
Less expense reimbursements ............................................................ (220,179) (63,215)
Net Expenses 1,389,828 2,264,672
Net Investment Income (Loss) 7,314,966 7,331,742
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ..................................... (44,140) 2,664,574
Settlement of foreign currency and foreign currency transactions ................................. (14,334) 42,618
Settlement of forward foreign currency exchange contracts ..................................... — (6,855,407)
Expiration or closing of futures contracts ................................................... 969,509 10,032,965
Expiration or closing of swap contracts .................................................... — 934,297
Net realized gain (loss) 911,035 6,819,047
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................................................. 32,803,307 51,606,437
Foreign currency and foreign currency transactions ........................................... 32,929 (23,645)
Forward foreign currency exchange contracts ............................................... — 1,789,426
Futures contracts .................................................................... 989,032 2,287,113
Swap contracts ...................................................................... — (526,079)
Net change in unrealized appreciation (depreciation) 33,825,268 55,133,252
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 34,736,303 61,952,299
Net increase (decrease) in net assets resulting from operations $ 42,051,269 $ 69,284,041
†
Net of foreign taxes withheld of ........................................................... $ 834,873 $ 538,829

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 16,440,653 $ 16,263,325 $ 1,243,977 $ 996,152
Net realized gain (loss) ............................. 116,420,293 98,007,912 6,446,910 225,154
Net change in unrealized appreciation (depreciation) ....... 61,121,114 (251,261,633) 10,110,306 (26,542,185)
Net increase (decrease) in net assets resulting from
operations 193,982,060 (136,990,396) 17,801,193 (25,320,879)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (21,320,561) (33,351,169) (611,222) (4,130,148)
Class N ......................................... (513,480) (998,917) (23,046) (472,066)
Class R6 ........................................ (73,686,731) (117,130,299) (379,583) (3,339,479)
Total distributions (95,520,772) (151,480,385) (1,013,851) (7,941,693)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 16,711,514 38,810,073 15,235,436 19,274,870
Reinvestment of distributions ......................... 19,925,876 31,067,108 476,317 4,130,148
Cost of shares redeemed ........................... (65,032,528) (83,944,878) (26,851,549) (12,980,847)
Net increase (decrease) from capital transactions (28,395,138) (14,067,697) (11,139,796) 10,424,171
CLASS N — — — —
Proceeds from shares sold .......................... 230,838 1,461,580 389,071 1,350,549
Reinvestment of distributions ......................... 504,148 971,730 22,424 470,995
Cost of shares redeemed ........................... (1,493,247) (3,933,079) (1,899,665) (3,018,937)
Net increase (decrease) from capital transactions (758,261) (1,499,769) (1,488,170) (1,197,393)
CLASS R6 — — — —
Proceeds from shares sold .......................... 135,709,289 110,278,746 2,072,527 2,930,308
Reinvestment of distributions ......................... 72,035,186 115,036,522 374,627 3,296,524
Cost of shares redeemed ........................... (194,243,534) (289,268,970) (7,098,491) (10,643,727)
Net increase (decrease) from capital transactions 13,500,941 (63,953,702) (4,651,337) (4,416,895)
Net increase (decrease) in net assets resulting from capital transactions (15,652,458) (79,521,168) (17,279,303) 4,809,883
Total increase (decrease) in net assets 82,808,830 (367,991,949) (491,961) (28,452,689)
NET ASSETS:
Beginning of period ................................ 932,284,105 1,300,276,054 102,106,829 130,559,518
End of period ................................... $ 1,015,092,935 $ 932,284,105 $ 101,614,868 $ 102,106,829
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,877,494 13,594,164 4,363,260 3,689,600
Shares sold ..................................... 1,005,743 2,093,616 1,004,167 1,225,107
Shares issued on reinvestment of distributions ........... 1,299,796 1,547,938 32,315 226,310
Shares redeemed ................................. (4,025,277) (4,358,224) (1,763,892) (777,757)
Shares outstanding, end of period 11,157,756 12,877,494 3,635,850 4,363,260
CLASS N
Shares outstanding, beginning of period ................ 331,906 416,504 363,208 443,339
Shares sold ..................................... 14,034 72,439 25,623 78,135
Shares issued on reinvestment of distributions ........... 32,526 47,987 1,521 25,836
Shares redeemed ................................. (89,293) (205,024) (121,507) (184,102)
Shares outstanding, end of period 289,173 331,906 268,845 363,208
CLASS R6
Shares outstanding, beginning of period ................ 45,085,069 48,411,191 2,695,000 2,966,042
Shares sold ..................................... 8,213,075 5,818,565 133,068 182,106
Shares issued on reinvestment of distributions ........... 4,708,182 5,740,345 25,398 180,434
Shares redeemed ................................. (11,693,825) (14,885,032) (456,823) (633,582)
Shares outstanding, end of period 46,312,501 45,085,069 2,396,643 2,695,000

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 14,110,858 $ 15,137,460 $ 21,182,996 $ 21,473,476
Net realized gain (loss) ............................. 14,642,795 (4,705,914) (7,282,418) (18,235,690)
Net change in unrealized appreciation (depreciation) ....... 75,899,938 (125,571,633) 54,526,496 (180,509,900)
Net increase (decrease) in net assets resulting from
operations 104,653,591 (115,140,087) 68,427,074 (177,272,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,036,519) (2,258,789) (1,929,495) (1,303,522)
Class N ......................................... (29,800) (107,632) (32,365) (79,037)
Class R6 ........................................ (11,786,662) (12,740,223) (20,032,402) (14,256,350)
Total distributions (13,852,981) (15,106,644) (21,994,262) (15,638,909)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 26,937,812 23,571,005 16,089,829 26,911,610
Reinvestment of distributions ......................... 2,035,042 2,257,515 1,929,495 1,303,522
Cost of shares redeemed ........................... (22,936,828) (23,327,130) (18,164,595) (30,542,211)
Net increase (decrease) from capital transactions 6,036,026 2,501,390 (145,271) (2,327,079)
CLASS N — — — —
Proceeds from shares sold .......................... 74,510 502,788 10,845,077 1,568,170
Reinvestment of distributions ......................... 28,173 106,459 32,365 79,037
Cost of shares redeemed ........................... (358,688) (3,055,237) (11,175,292) (3,976,785)
Net increase (decrease) from capital transactions (256,005) (2,445,990) (297,850) (2,329,578)
CLASS R6 — — — —
Proceeds from shares sold .......................... 54,693,892 53,599,434 44,669,362 78,703,320
Reinvestment of distributions ......................... 11,435,804 12,370,783 19,761,907 14,070,492
Cost of shares redeemed ........................... (58,814,550) (65,112,784) (54,479,261) (93,836,652)
Net increase (decrease) from capital transactions 7,315,146 857,433 9,952,008 (1,062,840)
Net increase (decrease) in net assets resulting from capital transactions 13,095,167 912,833 9,508,887 (5,719,497)
Total increase (decrease) in net assets 103,895,777 (129,333,898) 55,941,699 (198,630,520)
NET ASSETS:
Beginning of period ................................ 374,689,930 504,023,828 444,648,131 643,278,651
End of period ................................... $ 478,585,707 $ 374,689,930 $ 500,589,830 $ 444,648,131
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,411,784 6,225,267 5,275,790 5,460,518
Shares sold ..................................... 2,310,116 1,918,101 1,790,113 2,444,363
Shares issued on reinvestment of distributions ........... 185,679 173,388 215,827 109,264
Shares redeemed ................................. (1,979,377) (1,904,972) (1,997,683) (2,738,355)
Shares outstanding, end of period 6,928,202 6,411,784 5,284,047 5,275,790
CLASS N
Shares outstanding, beginning of period ................ 110,628 319,890 99,457 317,900
Shares sold ..................................... 6,497 38,750 1,126,513 156,717
Shares issued on reinvestment of distributions ........... 2,563 8,183 3,588 6,603
Shares redeemed ................................. (31,095) (256,195) (1,156,828) (381,763)
Shares outstanding, end of period 88,593 110,628 72,730 99,457
CLASS R6
Shares outstanding, beginning of period ................ 32,028,676 31,912,193 46,979,760 46,939,594
Shares sold ..................................... 4,626,688 4,538,537 4,807,102 7,575,358
Shares issued on reinvestment of distributions ........... 1,046,277 952,331 2,212,980 1,180,410
Shares redeemed ................................. (5,070,673) (5,374,385) (5,928,315) (8,715,602)
Shares outstanding, end of period 32,630,968 32,028,676 48,071,527 46,979,760

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 8,983,324 $ 8,765,047 $ 1,956,906 $ 1,529,787
Net realized gain (loss) ............................. 83,204,864 77,101,924 7,890,023 (2,893,240)
Net change in unrealized appreciation (depreciation) ....... 205,482 (214,584,921) 12,583,609 (59,544,195)
Net increase (decrease) in net assets resulting from
operations 92,393,670 (128,717,950) 22,430,538 (60,907,648)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (42,896,531) (120,461,315) (932,882) (41,786,280)
Class N ......................................... (5,487,520) (9,150,793) (11,897) (1,374,605)
Class R6 ........................................ (24,389,801) (48,116,565) (313,180) (11,928,673)
Total distributions (72,773,852) (177,728,673) (1,257,959) (55,089,558)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 47,447,064 80,278,404 15,470,095 38,358,439
Reinvestment of distributions ......................... 42,126,060 120,338,699 920,971 41,484,288
Cost of shares redeemed ........................... (158,303,975) (387,079,891) (53,691,461) (49,068,968)
Net increase (decrease) from capital transactions (68,730,851) (186,462,788) (37,300,395) 30,773,759
CLASS N — — — —
Proceeds from shares sold .......................... 12,688,573 14,526,890 416,435 1,906,659
Reinvestment of distributions ......................... 5,487,518 9,150,791 11,897 1,374,605
Cost of shares redeemed ........................... (11,450,492) (9,936,426) (3,495,672) (1,952,231)
Net increase (decrease) from capital transactions 6,725,599 13,741,255 (3,067,340) 1,329,033
CLASS R6 — — — —
Proceeds from shares sold .......................... 31,855,675 30,267,233 4,372,456 10,515,174
Reinvestment of distributions ......................... 24,052,140 47,940,969 313,180 11,928,521
Cost of shares redeemed ........................... (61,016,844) (67,444,112) (29,144,984) (15,556,592)
Net increase (decrease) from capital transactions (5,109,029) 10,764,090 (24,459,348) 6,887,103
Net increase (decrease) in net assets resulting from capital transactions (67,114,281) (161,957,443) (64,827,083) 38,989,895
Total increase (decrease) in net assets (47,494,463) (468,404,066) (43,654,504) (77,007,311)
NET ASSETS:
Beginning of period ................................ 692,288,506 1,160,692,572 200,605,776 277,613,087
End of period ................................... $ 644,794,043 $ 692,288,506 $ 156,951,272 $ 200,605,776
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 21,627,910 29,516,085 9,607,947 8,105,017
Shares sold ..................................... 2,443,198 3,501,464 893,412 2,017,054
Shares issued on reinvestment of distributions ........... 2,280,783 4,819,331 54,885 1,954,962
Shares redeemed ................................. (8,158,026) (16,208,970) (3,061,277) (2,469,086)
Shares outstanding, end of period 18,193,865 21,627,910 7,494,967 9,607,947
CLASS N
Shares outstanding, beginning of period ................ 2,771,259 2,168,791 282,926 228,039
Shares sold ..................................... 658,085 649,853 23,651 85,420
Shares issued on reinvestment of distributions ........... 296,462 365,885 708 64,718
Shares redeemed ................................. (587,667) (413,270) (202,823) (95,251)
Shares outstanding, end of period 3,138,139 2,771,259 104,462 282,926
CLASS R6
Shares outstanding, beginning of period ................ 11,942,542 11,466,385 2,754,503 2,380,310
Shares sold ..................................... 1,623,713 1,336,170 250,425 539,481
Shares issued on reinvestment of distributions ........... 1,310,029 1,929,991 18,765 564,797
Shares redeemed ................................. (3,128,585) (2,790,004) (1,709,680) (730,085)
Shares outstanding, end of period 11,747,699 11,942,542 1,314,013 2,754,503

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 8,839,480 $ 10,844,528 $ 59,603,522 $ 64,053,590
Net realized gain (loss) ............................. 36,268,204 460,547 578,908,370 391,357,018
Net change in unrealized appreciation (depreciation) ....... 24,974,823 (134,031,975) (148,875,071) (1,041,433,977)
Net increase (decrease) in net assets resulting from
operations 70,082,507 (122,726,900) 489,636,821 (586,023,369)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (4,633,520) (7,146,673) (267,895,560) (100,392,574)
Class N ......................................... (990,942) (722,658) (28,766,703) (9,987,482)
Class R6 ........................................ (4,034,945) (4,644,731) (96,298,507) (36,529,186)
Total distributions (9,659,407) (12,514,062) (392,960,770) (146,909,242)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 16,214,764 35,705,614 317,261,768 527,992,987
Reinvestment of distributions ......................... 4,524,192 7,110,033 262,708,832 98,434,127
Cost of shares redeemed ........................... (67,838,711) (145,425,924) (1,260,558,103) (1,279,179,728)
Net increase (decrease) from capital transactions (47,099,755) (102,610,277) (680,587,503) (652,752,614)
CLASS N — — — —
Proceeds from shares sold .......................... 5,145,397 11,569,146 40,265,043 78,384,275
Reinvestment of distributions ......................... 990,942 719,000 28,671,262 9,949,249
Cost of shares redeemed ........................... (43,176,576) (35,262,344) (146,258,148) (168,863,953)
Net increase (decrease) from capital transactions (37,040,237) (22,974,198) (77,321,843) (80,530,429)
CLASS R6 — — — —
Proceeds from shares sold .......................... 10,832,011 19,981,308 233,135,224 234,569,987
Reinvestment of distributions ......................... 4,024,462 4,624,597 93,694,428 35,611,441
Cost of shares redeemed ........................... (83,012,562) (45,359,953) (484,348,576) (539,892,552)
Net increase (decrease) from capital transactions (68,156,089) (20,754,048) (157,518,924) (269,711,124)
Net increase (decrease) in net assets resulting from capital transactions (152,296,081) (146,338,523) (915,428,270) (1,002,994,167)
Total increase (decrease) in net assets (91,872,981) (281,579,485) (818,752,219) (1,735,926,778)
NET ASSETS:
Beginning of period ................................ 319,625,464 601,204,949 3,944,005,735 5,679,932,513
End of period ................................... $ 227,752,483 $ 319,625,464 $ 3,125,253,516 $ 3,944,005,735
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,583,846 17,386,714 109,433,399 131,882,887
Shares sold ..................................... 1,052,112 1,992,297 12,251,552 18,146,906
Shares issued on reinvestment of distributions ........... 297,253 364,244 10,610,211 3,123,901
Shares redeemed ................................. (4,235,389) (8,159,409) (48,806,620) (43,720,295)
Shares outstanding, end of period 8,697,822 11,583,846 83,488,542 109,433,399
CLASS N
Shares outstanding, beginning of period ................ 2,495,431 3,584,618 11,904,275 14,651,144
Shares sold ..................................... 328,269 694,548 1,586,000 2,846,256
Shares issued on reinvestment of distributions ........... 65,108 36,815 1,158,903 316,150
Shares redeemed ................................. (2,592,671) (1,820,550) (5,691,847) (5,909,275)
Shares outstanding, end of period 296,137 2,495,431 8,957,331 11,904,275
CLASS R6
Shares outstanding, beginning of period ................ 9,368,955 10,513,011 36,571,253 45,467,132
Shares sold ..................................... 679,463 1,166,085 8,898,089 8,050,342
Shares issued on reinvestment of distributions ........... 264,942 237,402 3,790,228 1,131,600
Shares redeemed ................................. (5,123,826) (2,547,543) (18,769,168) (18,077,821)
Shares outstanding, end of period 5,189,534 9,368,955 30,490,402 36,571,253

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
OPERATIONS:
Net investment income (loss) ........................ $ 7,314,966 $ 6,260,544 $ 7,331,742 $ 5,485,882
Net realized gain (loss) ............................. 911,035 (6,520,237) 6,819,047 10,588,930
Net change in unrealized appreciation (depreciation) ....... 33,825,268 (64,139,038) 55,133,252 (70,473,926)
Net increase (decrease) in net assets resulting from
operations 42,051,269 (64,398,731) 69,284,041 (54,399,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,187,535) (2,998,211) (310,435) (1,831,658)
Class N ......................................... (109,199) (173,359) (259,557) (899,735)
Class R6 ........................................ (3,177,917) (3,977,204) (12,318,896) (36,526,098)
Total distributions (5,474,651) (7,148,774) (12,888,888) (39,257,491)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 19,092,074 48,125,580 4,938,743 757,839
Reinvestment of distributions ......................... 2,173,256 2,991,989 310,105 1,830,546
Cost of shares redeemed ........................... (48,180,646) (39,614,555) (1,441,037) (8,028,707)
Net increase (decrease) from capital transactions (26,915,316) 11,503,014 3,807,811 (5,440,322)
CLASS N — — — —
Proceeds from shares sold .......................... 386,900 455,082 1,018,175 1,158,887
Reinvestment of distributions ......................... 109,181 173,332 259,185 899,735
Cost of shares redeemed ........................... (4,511,395) (1,851,287) (1,304,499) (1,896,797)
Net increase (decrease) from capital transactions (4,015,314) (1,222,873) (27,139) 161,825
CLASS R6 — — — —
Proceeds from shares sold .......................... 44,433,824 81,671,083 33,581,108 54,513,048
Reinvestment of distributions ......................... 2,833,021 3,459,795 12,302,894 36,502,590
Cost of shares redeemed ........................... (32,839,959) (59,830,077) (57,945,613) (49,615,927)
Net increase (decrease) from capital transactions 14,426,886 25,300,801 (12,061,611) 41,399,711
Net increase (decrease) in net assets resulting from capital transactions (16,503,744) 35,580,942 (8,280,939) 36,121,214
Total increase (decrease) in net assets 20,072,874 (35,966,563) 48,114,214 (57,535,391)
NET ASSETS:
Beginning of period ................................ 235,082,622 271,049,185 272,759,028 330,294,419
End of period ................................... $ 255,155,496 $ 235,082,622 $ 320,873,242 $ 272,759,028
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
FOR THE
YEAR ENDED
SEPTEMBER 30,
2023
FOR THE
YEAR ENDED
SEPTEMBER 30,
2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,699,248 7,810,200 874,571 1,555,962
Shares sold ..................................... 1,481,506 3,579,297 554,178 84,701
Shares issued on reinvestment of distributions ........... 172,481 198,408 38,050 185,091
Shares redeemed ................................. (3,627,468) (2,888,657) (160,757) (951,183)
Shares outstanding, end of period 6,725,767 8,699,248 1,306,042 874,571
CLASS N
Shares outstanding, beginning of period ................ 508,905 585,280 758,506 746,740
Shares sold ..................................... 28,114 32,108 115,953 126,229
Shares issued on reinvestment of distributions ........... 8,347 11,076 32,277 92,092
Shares redeemed ................................. (319,809) (119,559) (151,429) (206,555)
Shares outstanding, end of period 225,557 508,905 755,307 758,506
CLASS R6
Shares outstanding, beginning of period ................ 11,334,719 9,556,811 33,234,891 29,121,791
Shares sold ..................................... 3,480,692 6,121,321 3,864,543 5,621,568
Shares issued on reinvestment of distributions ........... 225,200 229,582 1,500,353 3,664,919
Shares redeemed ................................. (2,548,728) (4,572,995) (6,558,148) (5,173,387)
Shares outstanding, end of period 12,491,883 11,334,719 32,041,639 33,234,891

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0.27
6
3.03 3.30 (0.27) (1.44) (1.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0.25 (2.57) (2.32) (0.26) (2.26) (2.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22 4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
8
(1.06) (0.85) (0.27) (0.87) (1.14)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0.23
6
3.06 3.29 (0.21) (1.44) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0.20 (2.59) (2.39) (0.19) (2.26) (2.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17 4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
8
(1.06) (0.89) (0.22) (0.87) (1.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0.29
6
3.02 3.31 (0.29) (1.44) (1.73)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0.27 (2.57) (2.30) (0.28) (2.26) (2.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24 4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
8
(1.07) (0.84) (0.29) (0.87) (1.16)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0.17 2.33 2.50 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0.14
9
(3.64) (3.50) (0.08) (1.05) (1.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
10,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
13
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
8
(2.14) (2.03) (0.08) (1.44) (1.52)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0.13 2.32 2.45 (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0.09
9
(3.62) (3.53) (0.03) (1.05) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
10,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
13
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
8
(2.12) (2.04) (0.05) (1.44) (1.49)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0.19 2.32 2.51 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0.15
9
(3.64) (3.49) (0.10) (1.05) (1.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
10,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
13
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
8
(2.15) (2.02) (0.10) (1.44) (1.54)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
6
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
7
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
8
55%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
6
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
7
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
8
55%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
6
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
7
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
8
55%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
9
65%
$ 18.38 51.47% $ 67,830 0.83%
12
0.72%
12
0.71%
12
0.43%
10,11
60%
7
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
8
70%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
9
65%
$ 18.32 51.05% $ 8,123 1.08%
12
0.97%
12
0.96%
12
0.16%
10,11
60%
7
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
8
70%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
9
65%
$ 18.41 51.60% $ 54,607 0.74%
12
0.63%
12
0.62%
12
0.64%
10,11
60%
7
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
8
70%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0.35 2.37 2.72 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0.39 (3.39) (3.00) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34 2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0.32 2.36 2.68 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0.32 (3.34) (3.02) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28 2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0.37 2.35 2.72 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0.39 (3.37) (2.98) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37 2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
AQR EMERGING MULTI-STYLE II FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.39 0.90 1.29 (0.41) — (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.83) (3.42) (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
8
(0.86) (0.61) (0.22) — (0.22)
AQR EMERGING MULTI-STYLE II FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0.51 0.75 1.26 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0.33 (3.78) (3.45) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
8
(0.79) (0.63) (0.17) — (0.17)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0.40 0.90 1.30 (0.42) — (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0.41 (3.82) (3.41) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
8
(0.83) (0.60) (0.23) — (0.23)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
7
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
7
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
7
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
11
61%
7
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
8
62%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
11
61%
7
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
8
62%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
11
61%
7
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
8
62%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0.25 2.24 2.49 (0.24) (1.80) (2.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.21 (3.67) (3.46) (0.13) (4.25) (4.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10 6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
8
(0.44) (0.18) (0.22) (2.02) (2.24)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0.19 2.26 2.45 (0.19) (1.80) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0.16 (3.70) (3.54) (0.06) (4.25) (4.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04 6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
8
(0.43) (0.22) (0.16) (2.02) (2.18)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0.26 2.23 2.49 (0.26) (1.80) (2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0.24 (3.67) (3.43) (0.15) (4.25) (4.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13 6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
8
(0.45) (0.16) (0.25) (2.02) (2.27)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0.17
6
1.67 1.84 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0.12
9
(4.92) (4.80) (0.07) (5.18) (5.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
14
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
8
(3.83) (3.74) (0.04) (4.70) (4.74)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0.14
6
1.66 1.80 (0.05) — (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0.07
9
(4.93) (4.86) (0.01) (5.18) (5.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07) 7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
8
(3.83) (3.78) (0.00)
14
(4.70) (4.70)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0.20
6
1.65 1.85 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0.14
9
(4.91) (4.77) (0.09) (5.18) (5.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03 7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
8
(3.85) (3.72) (0.07) (4.70) (4.77)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
7
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
8
61%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
7
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
8
61%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
7
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
8
61%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
6
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
9
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
7
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
8
79%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
6
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
9
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
7
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
8
79%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
6
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
9
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
7
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
8
79%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0.42 2.44 2.86 (0.43) — (0.43)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0.40 (5.43) (5.03) (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29 2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.43 2.38 2.81 (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0.37 (5.45) (5.08) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23 2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0.46 2.40 2.86 (0.44) — (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0.42 (5.42) (5.00) (0.46) — (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31 2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0.40 2.61 3.01 (0.35) (2.22) (2.57)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0.38 (4.18) (3.80) (0.34) (0.47) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31 4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0.33 2.60 2.93 (0.26) (2.22) (2.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0.29 (4.17) (3.88) (0.25) (0.47) (0.72)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24 4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0.43 2.60 3.03 (0.37) (2.22) (2.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0.40 (4.17) (3.77) (0.36) (0.47) (0.83)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33 4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
7
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
7
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
7
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0.34 1.59 1.93 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.31 (3.57) (3.26) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
13
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0.32 1.66 1.98 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0.28 (3.70) (3.42) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
13
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0.36 1.60 1.96 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0.34 (3.59) (3.25) (0.40) — (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
13
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
14
(0.29) — (0.29)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0.20
6
1.74 1.94 (0.11) (0.25) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0.15 (1.61) (1.46) (0.20) (1.02) (1.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0.17
6
1.72 1.89 (0.10) (0.25) (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0.12 (1.58) (1.46) (0.18) (1.02) (1.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0.21
6
1.76 1.97 (0.13) (0.25) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0.16 (1.62) (1.46) (0.21) (1.02) (1.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)

AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
September 30, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
6
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
6
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
6
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%

Financial Highlights
AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6 ..................................
$ 0.02
0.11%
AQR Large Cap Multi-Style Fund - Class N .......................................
0.02
0.12
AQR Small Cap Multi-Style Fund - Class I, N and R6 ................................
0.02
0.15
AQR Emerging Multi-Style II Fund - Class I, N and R6 ...............................
0.02
0.23
AQR Large Cap Momentum Style Fund - Class I, N and R6 ...........................
0.03
0.12
AQR Small Cap Momentum Style Fund - Class I, N and R6 ...........................
0.02
0.12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Small Cap Multi-Style Fund – Class I and N ..................................
$ 0 .01
0 .07%
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0 .01
0 .08
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
Excludes activity related to Funds’ reorganizations.
8
For the year ended September 30, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
9
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
10
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the
Net Investment Income (Loss) Per Share and Net Investment Income (Loss) Ratio of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

Financial Highlights
AQR Funds | Annual Report | September 2023
The accompanying notes are an integral part of these financial statements.
September 30, 2023
FUND
EXPENSES, BEFORE
REIMBURSEMENTS
AND/OR WAIVERS
EXPENSES, NET OF
REIMBURSEMENTS
AND/OR WAIVERS
AQR Small Cap Multi-Style Fund – Class I and N ...............................
0.11%
0 .11%
AQR Small Cap Multi-Style Fund –  Class R6 ..................................
0.12
0 .12
12
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the IRS. Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements and/or Waivers
of each class would have been reduced by the percentages shown below:
13
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
14
Amount is less than $.005 per share.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2023, the Trust consists of twenty-
two active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable.
Dividend income (expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as dividend income in the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees in the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September
30, 2023, the Funds had no examinations in progress.
For the year ended September 30, 2023, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, and AQR International Defensive Style
Fund incurred an excise tax liability of $6,868, $45,485 and $7,294, respectively, relating to the tax year 2022.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported in the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts in the
Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for centrally cleared swaps and deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to master netting agreements on the Statements of
Assets and Liabilities.
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, closed-end funds, and certain investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The
Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 963,006,404 $ – $ – $ 963,006,404
Short-Term Investments ........................... 47,302,640 – – 47,302,640
Total Assets $ 1,010,309,044 $ – $ – $ 1,010,309,044
LIABILITIES
Futures Contracts* ............................... $ (1,611,355) $ – $ – $ (1,611,355)
Total Liabilities $ (1,611,355) $ – $ – $ (1,611,355)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 96,755,664 $ 255,597 $ 2,663 $ 97,013,924
Short-Term Investments ........................... 4,332,358 – – 4,332,358
Total Assets $ 101,088,022 $ 255,597 $ 2,663 $ 101,346,282
LIABILITIES
Futures Contracts* ............................... $ (173,657) $ – $ – $ (173,657)
Total Liabilities $ (173,657) $ – $ – $ (173,657)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 49,598,518 $ 403,605,807 $ – $ 453,204,325
Short-Term Investments ........................... 21,498,009 – – 21,498,009
Total Assets $ 71,096,527 $ 403,605,807 $ – $ 474,702,334
LIABILITIES
Futures Contracts* ............................... $ (650,437) $ – $ – $ (650,437)
Total Liabilities $ (650,437) $ – $ – $ (650,437)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 93,591,493 $ 372,456,767 $ –
(a)
$ 466,048,260
Preferred Stocks
†
................................ 10,254,413 – – 10,254,413
Rights
†
........................................ – 5,388 – 5,388
Short-Term Investments ........................... 24,417,430 – – 24,417,430
Total Assets $ 128,263,336 $ 372,462,155 $ –
(a)
$ 500,725,491
LIABILITIES
Futures Contracts* ............................... $ (738,700) $ – $ – $ (738,700)
Total Liabilities $ (738,700) $ – $ – $ (738,700)

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 632,713,364 $ – $ – $ 632,713,364
Short-Term Investments ........................... 12,085,647 – – 12,085,647
Total Assets $ 644,799,011 $ – $ – $ 644,799,011
LIABILITIES
Futures Contracts* ............................... $ (522,106) $ – $ – $ (522,106)
Total Liabilities $ (522,106) $ – $ – $ (522,106)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 153,705,000 $ – $ 2,791 $ 153,707,791
Short-Term Investments ........................... 3,481,239 – – 3,481,239
Total Assets $ 157,186,239 $ – $ 2,791 $ 157,189,030
LIABILITIES
Futures Contracts* ............................... $ (117,599) $ – $ – $ (117,599)
Total Liabilities $ (117,599) $ – $ – $ (117,599)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 16,704,378 $ 209,723,336 $ – $ 226,427,714
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 255,245 – – 255,245
Total Assets $ 16,959,623 $ 209,723,336 $ –
(a)
$ 226,682,959
LIABILITIES
Futures Contracts* ............................... $ (79,709) $ – $ – $ (79,709)
Total Liabilities $ (79,709) $ – $ – $ (79,709)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,012,239,566 $ – $ – $ 3,012,239,566
Short-Term Investments ........................... 113,674,133 – – 113,674,133
Total Assets $ 3,125,913,699 $ – $ – $ 3,125,913,699
LIABILITIES
Futures Contracts* ............................... $ (5,002,830) $ – $ – $ (5,002,830)
Total Liabilities $ (5,002,830) $ – $ – $ (5,002,830)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 31,409,803 $ 205,752,150 $ – $ 237,161,953
Preferred Stocks
†
................................ – 3,318,006 – 3,318,006
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 2,489,239 – – 2,489,239
Futures Contracts* ............................... 28,668 – – 28,668
Total Assets $ 33,927,710 $ 209,070,156 $ –
(a)
$ 242,997,866
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 198,728,373 $ 80,071,559 $ –
(a)
$ 278,799,932
Preferred Stocks
†
................................ – 585,908 – 585,908
Short-Term Investments ........................... 32,385,188 – – 32,385,188
Total Return Swaps Contracts* ...................... – 317,630 – 317,630
Futures Contracts* ............................... 891,278 – – 891,278
Forward Foreign Currency Exchange Contracts* ........ – 3,404,771 – 3,404,771
Total Assets $ 232,004,839 $ 84,379,868 $ –
(a)
$ 316,384,707

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
5. Federal Income Tax Matters
At September 30, 2023, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts* ....................... $ – $ (125,987) $ – $ (125,987)
Futures Contracts* ............................... (1,315,236) – – (1,315,236)
Forward Foreign Currency Exchange Contracts* ........ – (4,071,145) – (4,071,145)
Total Liabilities $ (1,315,236) $ (4,197,132) $ – $ (5,512,368)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 644,808,753 $ 375,097,799 $ (11,208,863) $ 363,888,936
AQR Small Cap Multi-Style Fund ............................ 69,380,699 35,596,850 (3,804,924) 31,791,926
AQR International Multi-Style Fund .......................... 408,407,470 78,638,713 (12,994,286) 65,644,427
AQR Emerging Multi-Style II Fund ........................... 458,205,711 83,226,174 (41,445,094) 41,781,080
AQR Large Cap Momentum Style Fund ....................... 434,107,122 216,024,926 (5,855,143) 210,169,783
AQR Small Cap Momentum Style Fund ....................... 120,359,707 44,419,605 (7,707,881) 36,711,724
AQR International Momentum Style Fund ..................... 166,035,893 64,586,984 (4,019,627) 60,567,357
AQR Large Cap Defensive Style Fund ........................ 2,126,580,393 1,041,111,822 (46,781,346) 994,330,476
AQR International Defensive Style Fund ...................... 221,955,673 33,596,113 (12,553,920) 21,042,193
AQR Global Equity Fund .................................. 273,392,408 53,727,543 (16,247,612) 37,479,931

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
As of September 30, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
As of September 30, 2023, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications generally relate to net operating losses and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the NAV of the Funds.
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Large Cap Multi-Style
Fund ................. $ 11,581,806 $ 110,096,868 $ 363,888,936 $ — $ — $ 485,567,610
AQR Small Cap Multi-Style
Fund ................. 755,629 5,771,327 31,791,925 — — 38,318,881
AQR International Multi-Style
Fund ................. 16,573,716 — 65,590,516 (8,581,600) — 73,582,632
AQR Emerging Multi-Style II
Fund ................. 23,673,783 — 39,947,662 (47,224,273) — 16,397,172
AQR Large Cap Momentum
Style Fund ............ 6,585,564 75,926,280 210,169,733 — — 292,681,577
AQR Small Cap Momentum
Style Fund ............ 1,094,139 4,751,922 36,711,722 — — 42,557,783
AQR International Momentum
Style Fund ............ 13,333,197 13,865,627 60,513,029 (2,350,512) — 85,361,341
AQR Large Cap Defensive
Style Fund ............ 44,077,499 492,377,478 994,330,477 — (698,819) 1,530,086,635
AQR International Defensive
Style Fund ............ 7,240,632 — 21,019,532 (12,334,375) — 15,925,789
AQR Global Equity Fund .... 16,720,127 — 37,457,702 — (46,254) 54,131,575
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (5,656,528) $ 5,656,528
AQR Small Cap Multi-Style Fund ................................................... (183,341) 183,341
AQR International Multi-Style Fund ................................................. (834,250) 834,250
AQR Emerging Multi-Style II Fund .................................................. (502,188) 502,188
AQR Large Cap Momentum Style Fund .............................................. (8,285,094) 8,285,094
AQR Small Cap Momentum Style Fund .............................................. (465,828) 465,828
AQR International Momentum Style Fund ............................................ (2,194,074) 2,194,074
AQR Large Cap Defensive Style Fund ............................................... (89,644,833) 89,644,833
AQR International Defensive Style Fund ............................................. (248,574) 248,574
AQR Global Equity Fund ......................................................... (226,565) 226,565

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The tax character of distributions paid during the fiscal years ended September 30, 2023 and 2022 were as follows:
During the year ended September 30, 2023, the Funds utilized capital loss carryforwards in the amounts listed below:
As of September 30, 2023, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
6. Investment Transactions
During the year ended September 30, 2023, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
SEPTEMBER 30, 2023 SEPTEMBER 30, 2022
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 15,720,626 $ 79,800,146 $ 50,161,645 $ 101,318,740
AQR Small Cap Multi-Style Fund .................................... 1,013,851 — 587,862 7,353,831
AQR International Multi-Style Fund .................................. 13,852,981 — 15,106,644 —
AQR Emerging Multi-Style II Fund ................................... 21,994,262 — 15,638,909 —
AQR Large Cap Momentum Style Fund ............................... 8,683,857 64,089,995 25,732,132 151,996,541
AQR Small Cap Momentum Style Fund ............................... 1,257,959 — 11,135,969 43,953,589
AQR International Momentum Style Fund ............................. 9,659,407 — 12,514,062 —
AQR Large Cap Defensive Style Fund ................................ 56,858,124 336,102,646 67,652,576 79,256,666
AQR International Defensive Style Fund .............................. 5,474,651 — 7,148,774 —
AQR Global Equity Fund .......................................... 4,311,675 8,577,213 12,386,669 26,870,822
FUND SHORT-TERM LONG-TERM
AQR International Multi-Style Fund ......................................................... $ 14,198,655 $ –
AQR Small Cap Momentum Style Fund ...................................................... 3,756,575 –
AQR International Momentum Style Fund .................................................... 19,608,663 –
AQR International Defensive Style Fund ..................................................... 515,967 985,541
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund ................................................. $ 8,581,600 $ —
AQR Emerging Multi-Style II Fund .................................................. 47,224,273 —
AQR International Momentum Style Fund ............................................ 2,350,512 —
AQR International Defensive Style Fund ............................................. 5,890,581 6,443,794
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 535,169,539 $ 632,708,242
AQR Small Cap Multi-Style Fund ........................................................... 66,459,442 81,402,809
AQR International Multi-Style Fund ......................................................... 304,957,562 294,782,487
AQR Emerging Multi-Style II Fund .......................................................... 313,099,949 303,973,437
AQR Large Cap Momentum Style Fund ...................................................... 589,432,635 691,048,651
AQR Small Cap Momentum Style Fund ...................................................... 100,555,752 157,199,002
AQR International Momentum Style Fund .................................................... 221,330,555 356,730,348
AQR Large Cap Defensive Style Fund ....................................................... 1,128,592,010 2,320,206,301
AQR International Defensive Style Fund ..................................................... 65,872,937 82,062,684
AQR Global Equity Fund ................................................................. 314,476,877 332,493,364

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at September 30, 2023:
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 1,611,355 173,657 650,437 738,700
Unrealized Depreciation on Futures Contracts
*
................. $ (1,611,355) $ (173,657) $ (650,437) $ (738,700)
1,611,355 173,657 650,437 738,700
Net Fair Value of Derivative Contracts: (3,222,710) (347,314) (1,300,874) (1,477,400)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (1,611,355) (173,657) (650,437) (738,700)
3,222,710 347,314 1,300,874 1,477,400
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 522,106 117,599 79,709 5,002,830
Unrealized Depreciation on Futures Contracts
*
................. $ (522,106) $ (117,599) $ (79,709) $ (5,002,830)
522,106 117,599 79,709 5,002,830
Net Fair Value of Derivative Contracts: (1,044,212) (235,198) (159,418) (10,005,660)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (522,106) (117,599) (79,709) (5,002,830)
1,044,212 235,198 159,418 10,005,660
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 28,668 2,650,133
Unrealized Appreciation on Futures Contracts
*
................................................. $ 28,668 $ 891,278
Swaps at Value (Assets) ................................................................. – 317,630
Unrealized Depreciation on Futures Contracts
*
................................................ – (1,315,236)
Swaps at Value (Liabilities) ............................................................... – (125,987)
28,668 2,650,133
Foreign Exchange Rate Risk Exposure: – 7,475,916
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 3,404,771
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (4,071,145)
– 7,475,916
Net Fair Value of Derivative Contracts: 28,668 (1,989,021)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 28,668 (423,958)
Swaps at Value ........................................................................ – 191,643
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – (666,374)
28,668 1,989,021
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2023:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 4,845,570 58,456 1,427,479 (1,015,494)
Futures Contracts ....................................... $ 4,845,570 $ 58,456 $ 1,427,479 $ (1,015,494)
4,845,569.54 58,455.78 1,427,478.66 (1,015,493.73)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 2,193,206 274,145 1,042,663 1,506,251
Futures Contracts ....................................... 2,193,206 274,145 1,042,663 1,506,251
2,193,206 274,145 1,042,663 1,506,251
*
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,637,721 (45,191) 1,026,427 4,996,754
Futures Contracts ....................................... $ 1,637,721 $ (45,191) $ 1,026,427 $ 4,996,754
1,637,720.81 (45,191.08) 1,026,427.31 4,996,754.17
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 2,894,228 776,173 1,355,050 8,725,869
Futures Contracts ....................................... 2,894,228 776,173 1,355,050 8,725,869
2,894,228 776,173 1,355,050 8,725,869
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 969,509 10,967,262
Futures Contracts ...................................................................... $ 969,509 $ 10,032,965
Swap Contracts ....................................................................... – 934,297
969,509.13 10,967,261.61
Foreign Exchange Rate Risk Exposure: – (6,855,407)
Forward Foreign Currency Exchange Contracts ................................................ – (6,855,407)
– (6,855,407)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 989,032 1,761,034
Futures Contracts ...................................................................... 989,032 2,287,113
Swap Contracts ....................................................................... – (526,079)
989,032 1,761,034
Foreign Exchange Rate Risk Exposure: – 1,789,426
Forward Foreign Currency Exchange Contracts ................................................ – 1,789,426
– 1,789,426

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of September 30, 2023:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $250,240 and total additional collateral pledged was $6,694,198.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,702,154 $ (1,702,154) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 257,208 – 257,208 – (257,208) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,702,617 (1,702,617) –
JPMC .......... Total Return Swap
Contracts 60,422 (60,422) –
Total JPMC 1,763,039 (1,763,039) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,722,401 (3,465,193) 257,208 – (257,208) –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,035,900 $ (1,702,154) $ 333,746 $ – $ (333,746) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,035,245 (1,702,617) 332,628
JPMC .......... Total Return Swap
Contracts 125,987 (60,422) 65,565
Total JPMC 2,161,232 (1,763,039) 398,193 – (398,193) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,197,132 (3,465,193) 731,939 – (731,939) –

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
For the year ended September 30, 2023, the average and ending volume of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 39,666,618 $ 3,346,595 $ 16,894,831 $ 18,602,000 $ 19,798,060
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 38,713,225 3,956,920 18,883,875 21,737,625 12,543,950
Ending Notional Balance - Short – – – – –
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 5,211,627 $ 9,149,943 $ 106,095,120 $ 9,807,941 $ 91,549,879
Average Notional Balance - Short – – – – 40,441,753
Ending Notional Balance - Long 2,697,900 2,347,725 102,514,350 12,044,850 89,306,862
Ending Notional Balance - Short – – – – 29,121,681
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 253,959,602
Average Settlement Value - Sold – – – – 228,902,648
Ending Value - Purchased – – – – 243,218,760
Ending Value - Sold – – – – 203,476,861
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 11,038,692
Average Notional Balance - Short – – – – 26,705,548
Ending Notional Balance - Long – – – – 15,455,416
Ending Notional Balance - Short – – – – 37,905,519
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2024 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ..................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund .................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund ................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ........................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
The amounts reimbursed by the Adviser for the year ended September 30, 2023, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2023 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2023 2023 20 24 20 25 20 26
AQR LARGE CAP MULTI-STYLE FUND
Class I ........... $ 25,494 $ 51,628 $ 2,843 $ 23,291 $ 25,494
Class N ........... 736 2,036 607 693 736
Class R6 .......... 105,631 240,405 50,987 83,787 105,631
Totals $ 131,861 $ 294,069 $ 54,437 $ 107,771 $ 131,861
AQR SMALL CAP MULTI-STYLE FUND
Class I ........... $ 87,506 $ 243,289 $ 65,772 $ 90,011 $ 87,506
Class N ........... 7,740 27,508 9,708 10,060 7,740
Class R6 .......... 64,860 210,284 78,045 67,379 64,860
Totals $ 160,106 $ 481,081 $ 153,525 $ 167,450 $ 160,106
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 37,045 $ 122,946 $ 36,313 $ 49,588 $ 37,045
Class N ........... 559 5,398 2,758 2,081 559
Class R6 .......... 183,962 610,138 181,220 244,956 183,962
Totals $ 221,566 $ 738,482 $ 220,291 $ 296,625 $ 221,566
AQR EMERGING MULTI-STYLE II FUND
Class I ........... $ 26,178 $ 110,270 $ 38,023 $ 46,069 $ 26,178
Class N ........... 612 5,083 2,289 2,182 612
Class R6 .......... 261,166 1,072,145 404,749 406,230 261,166
Totals $ 287,956 $ 1,187,498 $ 445,061 $ 454,481 $ 287,956
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 77,479 $ 202,971 $ 50,294 $ 75,198 $ 77,479
Class N ........... 13,660 25,651 4,053 7,938 13,660
Class R6 .......... 54,450 104,005 12,805 36,750 54,450
Totals $ 145,589 $ 332,627 $ 67,152 $ 119,886 $ 145,589
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 146,937 $ 396,158 $ 116,031 $ 133,190 $ 146,937
Class N ........... 3,165 10,694 3,634 3,895 3,165
Class R6 .......... 34,158 110,379 38,381 37,840 34,158
Totals $ 184,260 $ 517,231 $ 158,046 $ 174,925 $ 184,260
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 135,759 $ 397,902 $ 128,506 $ 133,637 $ 135,759
Class N ........... 19,157 69,953 28,868 21,928 19,157
Class R6 .......... 99,252 262,833 70,444 93,137 99,252
Totals $ 254,168 $ 730,688 $ 227,818 $ 248,702 $ 254,168
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 9,643 14,021 – 4,378 9,643
Class R6 .......... 33,622 72,727 11,516 27,589 33,622
Totals $ 43,265 $ 86,748 $ 11,516 $ 31,967 $ 43,265
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ........... $ 83,578 $ 296,736 $ 105,567 $ 107,591 $ 83,578
Class N ........... 4,761 18,914 7,842 6,311 4,761
Class R6 .......... 131,840 362,669 86,682 144,147 131,840
Totals $ 220,179 $ 678,319 $ 200,091 $ 258,049 $ 220,179
AQR GLOBAL EQUITY FUND
Class I ........... $ 1,915 $ 7,710 $ 3,168 $ 2,627 $ 1,915
Class N ........... 1,323 3,919 1,304 1,292 1,323
Class R6 .......... 59,977 177,086 60,854 56,255 59,977
Totals $ 63,215 $ 188,715 $ 65,326 $ 60,174 $ 63,215

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
During the year ended September 30, 2023, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 9,378 $ – $ –
AQR Small Cap Multi-Style Fund ............................................ 1,544 – –
AQR Large Cap Momentum Style Fund ....................................... 9,341 – –
AQR Large Cap Defensive Style Fund ........................................ – 9,205 4,053

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedule of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is included in interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings from another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
The outstanding balance of interfund borrowings of AQR International Momentum Style Fund amounting to $360,000 was repaid on October 5, 2023.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 17, 2023.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense in the Statements of Operations.
There were no open borrowings as of September 30, 2023 by any of the Funds.
During the reporting period, average borrowings under the line of credit were as follows:
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
OUTSTANDING
LOAN
AMOUNT
INTEREST
PAID
AQR Small Cap Multi-Style Fund ......................... $ 1,300,000 5.31% $ – $ 378
AQR Small Cap Momentum Style Fund .................... 2,274,706 5.29 – 5,607
AQR International Momentum Style Fund .................. 9,834,286 5.63 360,000 31,857
AQR Large Cap Defensive Style Fund ..................... 20,900,000 5.70 – 19,593
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $31,740,000 5.33% 3 $14,098
AQR Small Cap Momentum Style Fund .................................. 1,800,000 5.76 1 288
AQR International Momentum Style Fund ................................ 14,987,692 6.12 12 30,573

Notes to Financial Statements
AQR Funds | Annual Report | September 2023
September 30, 2023
13. Principal Ownership
As of September 30, 2023, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
14. New Accounting Pronouncements and Regulations
On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-
annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on
Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Funds' accounting policies or financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 91.28% – %
AQR Small Cap Multi-Style Fund ............................ 3 90.38 –
AQR International Multi-Style Fund .......................... 2 94.05 –
AQR Emerging Multi-Style II Fund ........................... 2 95.90 –
AQR Large Cap Momentum Style Fund ....................... 2 90.35 –
AQR Small Cap Momentum Style Fund ....................... 2 95.59 –
AQR International Momentum Style Fund ..................... 2 95.96 –
AQR Large Cap Defensive Style Fund ........................ 5 78.24 –
AQR International Defensive Style Fund ...................... 4 94.33 –
AQR Global Equity Fund .................................. 3 96.52 –

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2023
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style
Fund and AQR Global Equity Fund (ten of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2023, the related statements of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2023, and each of the financial highlights for each of the five years in the period ended September 30, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 17, 2023
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2023
For the fiscal year ended September 30, 2023, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2023:
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2023, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2023, the foreign taxes paid for each Fund was as follows:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 100.00%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR International Multi-Style Fund ........................................................................ 98.07%
AQR Emerging Multi-Style II Fund ......................................................................... 52.89%
AQR Large Cap Momentum Style Fund ..................................................................... 100.00%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR International Momentum Style Fund ................................................................... 97.18%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR International Defensive Style Fund .................................................................... 97.44%
AQR Global Equity Fund ................................................................................ 99.28%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 100.00%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR Emerging Multi-Style II Fund ......................................................................... 0.06%
AQR Large Cap Momentum Style Fund ..................................................................... 100.00%
AQR Small Cap Momentum Style Fund ..................................................................... 100.00%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR Global Equity Fund ................................................................................ 58.86%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 85,470,431
AQR Small Cap Multi-Style Fund .......................................................................... 138,984
AQR Large Cap Momentum Style Fund ..................................................................... 72,397,699
AQR Small Cap Momentum Style Fund ..................................................................... 337,349
AQR International Momentum Style Fund ................................................................... 2,232,249
AQR Large Cap Defensive Style Fund ...................................................................... 425,747,478
AQR Global Equity Fund ................................................................................ 8,577,213
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $16,737,406 $0.4222
AQR Emerging Multi-Style II Fund .......................................................... 26,806,804 0.5017
AQR International Momentum Style Fund .................................................... 11,468,162 0.8086
AQR International Defensive Style Fund ..................................................... 9,065,814 0.4663
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $1,530,500 $0.0386
AQR Emerging Multi-Style II Fund .......................................................... 3,336,956 0.0625
AQR International Momentum Style Fund .................................................... 988,153 0.0697
AQR International Defensive Style Fund ..................................................... 821,144 0.0422

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2023
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 9/30/2023” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        9/30/23
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,081.80 0.41% $2.14
Hypothetical Return $1,000.00 $1,023.01 0.41% $2.08
Class N
Actual Return $1,000.00 $1,080.30 0.66% $3.44
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $1,081.90 0.31% $1.62
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,064.70 0.62% $3.21
Hypothetical Return $1,000.00 $1,021.96 0.62% $3.14
Class N
Actual Return $1,000.00 $1,063.50 0.87% $4.50
Hypothetical Return $1,000.00 $1,020.71 0.87% $4.41
Class R6
Actual Return $1,000.00 $1,064.60 0.52% $2.69
Hypothetical Return $1,000.00 $1,022.46 0.52% $2.64
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $997.50 0.56% $2.80
Hypothetical Return $1,000.00 $1,022.26 0.56% $2.84
Class N
Actual Return $1,000.00 $995.10 0.81% $4.05
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $997.50 0.46% $2.30
Hypothetical Return $1,000.00 $1,022.76 0.46% $2.33

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        9/30/23
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $1,002.10 0.70% $3.51
Hypothetical Return $1,000.00 $1,021.56 0.70% $3.55
Class N
Actual Return $1,000.00 $998.90 0.96% $4.81
Hypothetical Return $1,000.00 $1,020.26 0.96% $4.86
Class R6
Actual Return $1,000.00 $1,002.10 0.61% $3.06
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,038.30 0.41% $2.09
Hypothetical Return $1,000.00 $1,023.01 0.41% $2.08
Class N
Actual Return $1,000.00 $1,037.20 0.66% $3.37
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $1,038.50 0.31% $1.58
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,025.60 0.62% $3.15
Hypothetical Return $1,000.00 $1,021.96 0.62% $3.14
Class N
Actual Return $1,000.00 $1,023.80 0.87% $4.41
Hypothetical Return $1,000.00 $1,020.71 0.87% $4.41
Class R6
Actual Return $1,000.00 $1,025.70 0.52% $2.64
Hypothetical Return $1,000.00 $1,022.46 0.52% $2.64
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $987.10 0.60% $2.99
Hypothetical Return $1,000.00 $1,022.06 0.60% $3.04
Class N
Actual Return $1,000.00 $985.90 0.86% $4.28
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class R6
Actual Return $1,000.00 $987.70 0.50% $2.49
Hypothetical Return $1,000.00 $1,022.56 0.50% $2.54
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $999.20 0.35% $1.75
Hypothetical Return $1,000.00 $1,023.31 0.35% $1.78
Class N
Actual Return $1,000.00 $997.60 0.66% $3.31
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $999.60 0.31% $1.55
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2023
Expenses are calculated using each share class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365
(to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        9/30/23
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $963.30 0.56% $2.76
Hypothetical Return $1,000.00 $1,022.26 0.56% $2.84
Class N
Actual Return $1,000.00 $962.50 0.81% $3.98
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $964.00 0.46% $2.26
Hypothetical Return $1,000.00 $1,022.76 0.46% $2.33
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,071.00 0.81% $4.21
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class N
Actual Return $1,000.00 $1,069.80 1.06% $5.50
Hypothetical Return $1,000.00 $1,019.75 1.06% $5.37
Class R6
Actual Return $1,000.00 $1,071.70 0.71% $3.69
Hypothetical Return $1,000.00 $1,021.51 0.71% $3.60

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2023
September 30, 2023
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Suite 130, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the
Trustees. The SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (2022-2023);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (21
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
John Howard, 1969 Chief Executive Officer
and President, since
August 2023
Principal, Co-Chief Operating Officer
and Head of US Wealth, AQR Capital
Management, LLC (since 2011)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance and Risk, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal and Chief Financial Officer, AQR
Capital Management, LLC (since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management (2010-2018)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2023
September 30, 2023
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2023
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 18-19, 2023 (the “Meeting”) to consider the continuation of the Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Global Equity Fund, AQR International Defensive Style Fund, AQR
International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive Style Fund, AQR Large Cap Momentum Style Fund,
AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-Style Fund, and AQR Emerging Multi-Style II Fund, and
certain other series of the Trust (the “Investment Management Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement. These materials included: (i)
memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Investment Management
Agreement for an additional one-year period for each Fund. In approving the continuation of the Investment Management Agreement for a Fund, the
Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR; (b) the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits;
and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Investment Management Agreement for each Fund, the Board did not view the Investment Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Investment Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Management
Agreement:
The Nature, Extent and Quality of the Services Provided by AQR . The Board Members reviewed the services that AQR provided to the Funds under the Investment Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of
AQR regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Investment
Management Agreement. The Board Members recognized the enterprise risk of AQR involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Management Agreement. Based on the presentations and materials at the
Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Investment Management Agreement were of a high quality and benefit the Funds.
I nvestment Perform ance of the Funds and AQR ’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases, Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers, and considered AQR’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
Representatives of AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the
Funds, which has contributed to positive relative performance for certain Funds in comparison to the Fund’s Performance Peers in the most recent year.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2023
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and/or internal risk protections may affect a Fund’s performance in relation to its
Performance Peers or benchmark.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds . The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Investment Management
Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of December 31, 2022, the net expenses for the majority of the Funds were lower than the median net expenses of their Expense Peers, while the net expense ratio for the AQR Global Equity Fund was equal to the median compared to its Expense Peers. The Board also noted the management fee reduction for AQR Emerging Multi-Style II Fund and increase in the Fund’s expense cap by a commensurate amount, which took effect on July 1, 2022.
The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Investment Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale. AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Investment Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the Funds had undertaken to rely on Rule 30e-3 under the 1940 Act which reduced charges related to printing and mailing costs for shareholder reports.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Investment Management
Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2023
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Investment
Management Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Investment Management Agreement with respect to each
Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program (Unaudited)
AQR Funds | Annual Report | September 2023
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended, (the “Liquidity Rule”)
which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust (the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC (“AQR”), investment adviser to each Fund, as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the liquidity risk of each Fund. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment
Minimum (“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 19, 2023, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2022 through March 31, 2023 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a
HLIM;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and interfund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds and that there were no material changes to the Program during the Reporting Period. Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, September 30
, 2023
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2023 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Mr. L. Joe Moravy and Ms. Kathleen Hagerty, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2022 and September 30, 2023 were:

	2022	2023
Audit Fees (a)	$429,550	$400,286
Audit Related Fees (b)	$0	$0
Tax Fees (c)	$174,640	$172,450
All Other Fees (d)	$1,889	$1,795
Total:	$606,079	$574,531

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s September 30, 2022 annual financial statements that are not reported under “Audit Fees” above.  There were no audit-related services provided by PricewaterhouseCoopers LLP for the year ended September 30, 2022 and September 30, 2023.

(c)           Tax Fees: The September 30, 2022 and September 30, 2023 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)
Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2022 and September 2023: $298,950 and $287,950, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.  Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
November 21, 2023

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
November 21, 2023